SEMI-ANNUAL REPORT AS OF
FEBRUARY 28, 2001
(UNAUDITED)

SEI TAX EXEMPT
TRUST

--------------------------------------------------------------------------------
Tax Free Fund
--------------------------------------------------------------------------------
California Tax Exempt Fund
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Institutional Tax Free Fund
--------------------------------------------------------------------------------
Pennsylvania Tax Free Fund
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Intermediate-Term Municipal Fund
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Pennsylvania Municipal Bond Fund
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Massachusetts Municipal Bond Fund
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New Jersey Municipal Bond Fund
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New York Municipal Bond Fund
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California Municipal Bond Fund
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[SEI Logo Omitted]

TABLE OF CONTENTS
================================================================================
SEI TAX EXEMPT TRUST -- FEBRUARY 28, 2001 (UNAUDITED)

STATEMENTS OF NET ASSETS.............................................     1
STATEMENTS OF OPERATIONS.............................................    72
STATEMENTS OF CHANGES IN NET ASSETS..................................    75
FINANCIAL HIGHLIGHTS.................................................    78
NOTES TO FINANCIAL STATEMENTS........................................    82

STATEMENT OF NET ASSETS
================================================================================
SEI TAX EXEMPT TRUST -- FEBRUARY 28, 2001 (UNAUDITED)

TAX FREE FUND
--------------------------------------------------------------------------------
                                                        FACE
                                                     AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 101.7%
ALABAMA -- 0.7%
   Lauderdale County, Public Park &
     Recreation Board, Young Mens'
     Christian Project, RB (A) (B) (C)
     3.500%, 12/01/20                                    $ 3,900    $    3,900
   Lee County, Industrial
     Development Authority,
     Lifesouth Community Blood
     Center Project, RB (A) (B) (C)
     3.500%, 12/01/19                                      2,500         2,500
   Tuscaloosa County, Industrial
     Development Authority, Field
     Container Project, RB (A) (B) (C)
     3.250%, 06/01/03                                        850           850
                                                                    ----------
                                                                         7,250
                                                                    ----------
ALASKA -- 0.4%
   Valdez, Marine Terminal Authority,
     Arco Transportation Project,
     Ser B, RB (A) (B)
     3.250%, 05/01/31                                      4,000         4,000
                                                                    ----------
ARIZONA -- 2.1%
   Arizona State, Healthcare Facilities
     Authority, Pooled Financing
     Project, Ser A, RB (A) (B)
     3.200%, 06/01/30                                     11,070        11,070
   Phoenix, Industrial Development
     Authority, Del Mar Terrace
     Project, Ser A, RB (A) (B) (E)
     3.150%, 10/01/29                                      9,450         9,450
   Pinal County, Industrial
     Development Authority,
     Newmont Project, RB (A) (B) (C)
     3.150%, 12/01/09                                        200           200
   Tucson, Water Authority, Ser D, RB
     Pre-Refunded @ 102 (D)
     6.750%, 07/01/01                                      1,650         1,696
                                                                    ----------
                                                                        22,416
                                                                    ----------
COLORADO -- 3.8%
   Arvada, Water Authority,
     RB, FSA (A) (B)
     3.800%, 11/01/20                                      1,500         1,500
   Boulder County, Development
     Authority, Geological Society
     of America Project, Ser 92,
     RB (A) (B) (C)
     4.500%, 12/01/08                                      1,490         1,490
   Castle Pines, North Metropolitan
     District Authority, GO (A) (B) (C)
     3.600%, 12/01/28                                     21,000        21,000

--------------------------------------------------------------------------------
                                                        FACE
                                                     AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
   Colorado State, Health Facilities
     Authority, Christian Living
     Project, RB (A) (B) (C)
     3.150%, 01/01/24                                    $   200    $      200
   Denver (City & County),
     Industrial Development Authority,
     University of Denver Project,
     RB Pre-Refunded @ 102 (D)
     7.500%, 03/01/01                                      1,750         1,785
   Denver (City & County),
     Multi-Family Housing Authority,
     Cottonwood Creek Project,
     Ser A, RB (A) (B) (E)
     3.200%, 04/15/14                                      2,100         2,100
   Denver (City & County),
     Multi-Family Housing Authority,
     Ogden Residences Project,
     Ser 85-B, RB (A) (B) (C)
     3.200%, 12/01/09                                      2,100         2,100
   Dove Valley, Metropolitan District
     Authority, Arapahoe County
     Project, Ser C, GO (A) (B) (C)
     4.400%, 11/01/25                                      2,250         2,250
   East Smoky Hill, Metropolitan
     District Authority,
     GO (A) (B) (C)
     4.450%, 12/01/30                                      1,000         1,000
   NBC, Metropolitan District
     Authority, GO (A) (B) (C)
     4.450%, 12/01/30                                      1,000         1,000
   Panorama, Metropolitan District
     Authority, Ser A, GO (A) (B) (C)
     4.450%, 12/01/19                                      2,275         2,275
   Panorama, Metropolitan District
     Authority, Ser B, RB (A) (B) (C)
     4.450%, 12/01/25                                      1,000         1,000
   Summit County, Recreational
     Facilities Authority, Copper
     Mountain Project, RB (A) (B) (C)
     4.300%, 04/01/17                                      1,985         1,985
                                                                    ----------
                                                                        39,685
                                                                    ----------
DELAWARE -- 1.2%
   Delaware State, Economic
     Development Authority,
     Peninsula United Methodist
     Project, Ser B, RB (A) (B) (C)
     3.600%, 05/01/12                                      6,230         6,230
   Delaware State, Economic
     Development Authority, School
     House Project, RB (A) (B) (C)
     3.300%, 12/01/15                                      3,600         3,600

STATEMENT OF NET ASSETS
================================================================================
SEI TAX EXEMPT TRUST -- FEBRUARY 28, 2001 (UNAUDITED)

TAX FREE FUND--CONTINUED
--------------------------------------------------------------------------------
                                                        FACE
                                                     AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
   Delaware State, Economic
     Development Authority,
     Wilmington Montessori
     School Project, RB (A) (B) (C)
     3.600%, 05/01/20                                    $ 3,000    $    3,000
                                                                    ----------
                                                                        12,830
                                                                    ----------
FLORIDA -- 4.4%
   Alachua County, Industrial
     Development Authority, Florida
     Convention Centers Project,
     Ser A, RB (A) (B) (C)
     4.300%, 01/01/12                                        750           750
   Capital Trust Agency, Multi-Family
     Housing Authority, Community
     Loan Project, Ser A, RB (A) (B)
     3.620%, 12/01/32                                     14,900        14,900
   Fort Pierce, Health Facilities
     Authority, New Horizons
     Project, RB (A) (B) (C)
     3.500%, 10/01/17                                      3,100         3,100
   Jacksonville, Industrial
     Development Authority,
     Trailer Marine-Crowly Project,
     RB (A) (B) (C)
     3.600%, 12/01/14                                      3,600         3,600
   Orange County, Educational
     Facilities Authority, Rollins
     College Project, RB (A) (B) (C)
     3.200%, 05/01/31                                     13,500        13,500
   Orange County, Healthcare
     Facilities Authority, Florida
     Hospital Association Project,
     Ser A, RB (A) (B)
     3.200%, 06/01/30                                      5,000         5,000
   Orange County, Industrial
     Development Authority,
     University of Central Florida
     Foundation Project, Ser A,
     RB (A) (B) (C)
     3.500%, 02/01/16                                      2,000         2,000
   Palm Beach County, Economic
     Development Authority,
     YMCA Boynton Beach
     Project, RB (A) (B) (C)
     3.500%, 01/01/24                                      1,700         1,700
   Pasco County, Multi-Family
     Housing Authority, Carlton
     Arms Magnolia Project,
     RB (A) (B) (C)
     3.950%, 12/01/07                                      1,000         1,000

--------------------------------------------------------------------------------
                                                        FACE
                                                     AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
   Volusia County, Housing Finance
     Authority, Sun Pointe Apartments
     Project, Ser H, RB (A) (B) (C)
     3.300%, 12/01/05                                    $   250    $      250
                                                                    ----------
                                                                        45,800
                                                                    ----------
GEORGIA -- 8.0%
   Atlanta, Urban Residential Finance
     Authority, Sylvan Circle
     Apartments Project,
     RB (A) (B) (C)
     3.500%, 07/01/15                                      1,410         1,410
   Catoosa County, Industrial
     Development Authority,
     Galaxy Carpet Project,
     RB (A) (B) (C)
     3.570%, 12/10/06                                      6,500         6,500
   Cobb County, Industrial
     Development Authority,
     Institute of Nuclear Power
     Operations Project, RB (A) (B) (C)
     3.500%, 02/01/13                                      4,665         4,665
   Cobb County, Residential Facilities
     For The Elderly, AG Rhodes
     Home Project, RB (A) (B) (C)
     3.500%, 04/01/16                                      1,095         1,095
   Cobb County, Residential Facilities
     For The Elderly, Presbyterian
     Village Project, RB (A) (B) (C)
     3.500%, 08/01/15                                      2,000         2,000
   DeKalb County, Development
     Authority, American Cancer
     Society Project, RB (A) (B) (C)
     3.500%, 09/01/17                                        500           500
   DeKalb County, Development
     Authority, Marist School
     Project, RB (A) (B) (C)
     3.500%, 03/01/24                                      3,500         3,500
   DeKalb County, Industrial
     Development Authority,
     Dart Container Project,
     RB (A) (B) (C)
     4.100%, 08/01/11                                      1,000         1,000
   Floyd County, Development
     Authority, Berry College
     Project, RB (A) (B) (C)
     3.500%, 03/01/24                                      1,800         1,800
   Fulton County, Development
     Authority, Arthritis Foundation
     Project, RB (A) (B) (C)
     3.500%, 12/01/16                                      1,300         1,300

================================================================================

--------------------------------------------------------------------------------
                                                        FACE
                                                     AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
Fulton County, Development
  Authority, Robert W. Woodruff
  Arts Center Project,
  RB (A) (B) (C)
  3.500%, 02/01/16                                       $ 6,550    $    6,550
Fulton County, Industrial
  Development Authority, Holy
  Innocents School Project,
  RB (A) (B) (C)
  3.500%, 02/01/18                                         5,000         5,000
Fulton County, Residential Care
  Authority, Lenbrook Square
  Foundation Project, RB (A) (B)
  3.150%, 01/01/18                                         6,400         6,400
Gordon County, Hospital Authority,
  Adventist Health Systems Project,
  Ser A, RB (A) (B) (C)
  3.570%, 11/15/27                                         1,265         1,265
Gordon, Industrial Development
  Authority, Federal Paper Board
  Project, Ser 92, RB (A) (B) (C)
  3.600%, 06/01/01                                         2,000         2,000
Gwinnett County, Industrial
  Development Authority,
  Wesleyan School Project,
  RB (A) (B) (C)
  3.500%, 03/01/17                                           350           350
Gwinnett County, Multi-Family
  Housing Authority, Post Chase
  Project, RB (A) (B) (E)
  3.100%, 06/01/25                                         5,500         5,500
Gwinnett County, Multi-Family
  Housing Authority, Post Corners
  Project, RB (A) (B) (E)
  3.100%, 06/01/25                                         4,600         4,600
Macon-Bibb County, Hospital
  Authority, Central Georgia
  Senior Health Project,
  RB (A) (B) (C)
  3.200%, 05/01/30                                         4,800         4,800
Marietta, Multi-Family Housing
  Authority, Falls at Bells Ferry
  Project, RB (A) (B) (C)
  4.150%, 01/15/09                                         5,500         5,500
Monroe County, Industrial
  Development Authority,
  Baptist Village Project,
  RB (A) (B) (C)
  3.500%, 08/01/18                                         1,600         1,600
Newton, Industrial Development
  Authority, H.B. Fuller Project,
  Ser 84, RB (A) (B) (C)
  3.800%, 12/01/04                                         3,100         3,100

--------------------------------------------------------------------------------
                                                        FACE
                                                     AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
   Southern Georgia, Hospital
     Authority, Alliance Community
     Hospitals Project, Ser A,
     RB, AMBAC (A) (B)
     3.200%, 04/01/29                                    $ 3,500    $    3,500
   Thomasville, Hospital Authority,
     J.D. Archbold Project,
     RB (A) (B) (C)
     3.500%, 11/01/17                                      9,700         9,700
                                                                    ----------
                                                                        83,635
                                                                    ----------
HAWAII -- 1.9%
   Hawaii State, Department of
     Budget & Finance, Queens
     Health Systems Project,
     Ser A, RB (A) (B)
     3.200%, 07/01/26                                     20,001        20,001
                                                                    ----------
ILLINOIS -- 9.7%
   Chicago, GO (A) (B) (C)
     3.650%, 01/03/03                                      3,500         3,500
   East Peoria, Multi-Family Housing
     Authority, Radnor East Project,
     RB (A) (B) (C)
     3.900%, 06/01/08                                      1,290         1,290
   Hoffman Estates, District Park
     Authority, GO
     4.500%, 12/01/01                                      1,110         1,122
   Huntley Valley, Kane McHenry
     Service Area No. 10, Ser B,
     Special Tax (A) (B) (C)
     3.250%, 03/01/29                                      1,060         1,060
   Illinois State, Development
     Financing Authority, AMR
     Pooled Financing Project,
     Ser A, RB (A) (B)
     3.200%, 10/01/29                                     10,035        10,035
   Illinois State, Development
     Financing Authority, Dart
     Container Project, RB (A) (B) (C)
     3.600%, 12/01/09                                      1,300         1,300
   Illinois State, Educational
     Facilities Authority, Art Institute
     of Chicago Cultural Pooled
     Financing Project, RB (A) (B) (C)
     3.250%, 03/01/28                                      2,000         2,000
     3.250%, 07/01/29                                     12,200        12,200
     3.200%, 08/01/30                                      1,100         1,100
   Illinois State, Educational
     Facilities Finance Development
     Authority, Creative Childrens
     Academy Project, RB (A) (B) (C)
     3.600%, 10/01/28                                      3,000         3,000

STATEMENT OF NET ASSETS
================================================================================
SEI TAX EXEMPT TRUST -- FEBRUARY 28, 2001 (UNAUDITED)

TAX FREE FUND--CONTINUED
--------------------------------------------------------------------------------
                                                        FACE
                                                     AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
   Illinois State, Finance Development
     Authority, American College
     Occupational Project,
     RB (A) (B) (C)
     3.600%, 10/01/18                                    $ 2,235    $    2,235
   Illinois State, Finance
     Development Authority, Center
     For Enriched Living Project,
     RB (A) (B) (E)
     3.250%, 01/01/29                                      3,400         3,400
   Illinois State, Finance Development
     Authority, Christian Brothers
     Services Project, RB (A) (B) (C)
     3.300%, 05/01/20                                      2,000         2,000
   Illinois State, Health Facilities Authority,
     Advocate Healthcare Project,
     Ser B, RB (A) (B) (C)
     3.250%, 08/15/22                                      1,545         1,545
   Illinois State, Health Facilities
     Authority, Elmhurst Memorial
     Health Project, Ser A,
     RB (A) (B) (C)
     3.200%, 01/01/28                                      6,200         6,200
   Illinois State, Health Facilities
     Authority, Elmhurst Mental
     Health Project, Ser B, RB (A) (B)
     3.200%, 01/01/20                                      7,525         7,525
   Illinois State, Health Facilities
     Authority, Northwest Community
     Hospital Project, RB (A) (B) (C)
     3.550%, 07/01/25                                     13,600        13,600
   Illinois State, Sales Tax
     Authority, Ser Y, RB
     5.000%, 06/15/01                                      3,000         3,006
   Kane County, Community
     Unit School District, TAW
     4.720%, 10/30/01                                      2,500         2,513
   Macon County, Industrial
     Development Authority,
     Decatur Family YMCA
     Project, RB (A) (B)
     3.350%, 05/01/35                                      4,400         4,400
   Melrose Park, Ser C, TAW
     5.750%, 11/15/01                                      2,000         2,015
   Skokie, Economic Development
     Authority, Skokie Fashion
     Square Project, RB (A) (B) (C)
     4.030%, 12/01/14                                      4,350         4,350
   Tinley Park, Town Pointe
     Development Project,
     SPA (A) (B) (C)
     3.250%, 02/01/07                                      3,770         3,770

--------------------------------------------------------------------------------
                                                        FACE
                                                     AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
   Winnebago & Boone Counties,
     School District No. 205,
     Educational Purpose, TAW
     5.160%, 10/30/01                                    $ 8,000    $    8,032
                                                                    ----------
                                                                       101,198
                                                                    ----------
INDIANA -- 4.2%
   Greensburg, Community
     Schools, TAW
     4.750%, 12/31/01                                      1,000         1,002
   Hobart, City School, TAW
     4.750%, 06/29/01                                      2,233         2,235
   Indiana State, Bond Bank Authority,
     Advanced Funding Program
     Notes, Ser A-2, AN
     4.000%, 01/22/02                                      7,000         7,041
   Indiana State, Development
     Financing Authority, Indiana
     Historical Society Project,
     RB (A) (B) (C)
     3.200%, 08/01/31                                      2,010         2,010
   Indiana State, Educational
     Facilities Authority, Wesleyan
     University Project, RB (A) (B) (C)
     3.600%, 12/01/15                                      4,280         4,280
   Indiana State, Financial
     Development Authority,
     Educational Facilities, Brebeuf
     Preparatory School Project,
     RB (A) (B) (C)
     3.600%, 07/01/26                                      3,400         3,400
   Indiana State, Financial
     Development Authority,
     Educational Facilities, Youth
     Opportunity Center,
     RB (A) (B) (C)
     3.200%, 01/01/24                                      5,600         5,600
   Indiana State, Health Facilities
     Financing Authority, Baptist
     Homes of Indiana Project,
     RB (A) (B) (C)
     3.570%, 11/01/30                                      4,135         4,135
   Indiana State, Health Facilities
     Financing Authority, Lutherwood
     Project, RB (A) (B) (C)
     3.650%, 07/01/10                                        970           970
   Indiana State, Industrial Finance
     Development Authority,
     Goodwill Industries Center
     Project, RB (A) (B) (C)
     3.650%, 06/01/16                                      2,385         2,385

================================================================================

--------------------------------------------------------------------------------
                                                        FACE
                                                     AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
   Indianapolis State, Thermal Energy
     Systems, Ser A, BAN
     5.000%, 05/01/01                                    $ 4,500    $    4,505
   Lake County, Building Authority,
     First Mortgage, RB, MBIA
     5.000%, 08/01/01                                        715           717
   Merrillbille, Community School
     Authority, TAW
     3.750%, 06/29/01                                      2,900         2,902
   Portage, Economic Development
     Authority, RB (A) (B) (C)
     3.680%, 09/01/03                                        305           305
   Valparaiso, Community
     Schools, TAW
     4.500%, 12/31/01                                      2,637         2,647
                                                                    ----------
                                                                        44,134
                                                                    ----------
IOWA -- 2.3%
   Chillicothe, Pollution Control
     Authority, Midwest Power
     Systems Project, Ser A,
     RB (A) (B)
     3.300%, 05/01/23                                      1,600         1,600
   Council Bluffs, Pollution Control
     Authority, Iowa-Illinois Gas &
     Electric Project, RB (A) (B)
     3.300%, 01/01/25                                      4,950         4,950
   Iowa State, Higher Education Loan
     Authority, Palmer Chiropractic
     Foundation Project,
     RB (A) (B) (C)
     3.250%, 04/01/27                                      2,095         2,095
   Iowa State, Higher Education
     Loan Authority, Saint Ambrose
     Project, RB (A) (B) (C)
     3.600%, 02/01/05                                      1,500         1,500
   Louisa County, Pollution Control
     Authority, Iowa-Illinois Gas &
     Electric Project, RB (A) (B)
     3.300%, 03/01/17                                      3,900         3,900
   Louisa County, Pollution Control
     Authority, Iowa-Illinois Gas &
     Electric Project, Ser A, RB (A) (B)
     3.300%, 09/01/16                                     10,000        10,000
                                                                    ----------
                                                                        24,045
                                                                    ----------
KANSAS -- 0.4%
   Salina, Central Mall Dillard Project,
     Ser 84, RB (A) (B) (C)
     3.750%, 12/01/14                                        495           495

--------------------------------------------------------------------------------
                                                        FACE
                                                     AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
   Topeka, Multi-Family Housing
     Authority, Fleming Court
     Project, RB (A) (B) (C)
     3.570%, 12/01/26                                    $ 3,880    $    3,880
                                                                    ----------
                                                                         4,375
                                                                    ----------
KENTUCKY -- 1.0%
   Henderson County, Hospital
     Association Health Facilities,
     Ser A, RB (A) (B)
     3.200%, 12/01/30                                      4,390         4,390
   Jefferson County, Industrial
     Development Authority,
     BelKnap Project, RB (A) (B) (C)
     4.000%, 12/01/14                                      3,244         3,244
   Kentucky State, Economic
     Development Finance Authority,
     Adventist Health Systems,
     Ser A, RB (A) (B) (C)
     3.570%, 11/15/27                                      1,420         1,420
   Louisville, Multi-Family Housing
     Authority, Station House Square
     Project, RB (A) (B) (C)
     3.200%, 07/15/19                                      1,580         1,580
                                                                    ----------
                                                                        10,634
                                                                    ----------
LOUISIANA -- 0.2%
   New Orleans, Aviation Board
     Authority, Ser C,
     GO, MBIA (A) (B)
     3.150%, 08/01/11                                        995           995
   New Orleans, Industrial
     Development Authority,
     Spectrum Control Technology
     Project, RB (A) (B) (C)
     3.600%, 03/01/07                                      1,400         1,400
                                                                    ----------
                                                                         2,395
                                                                    ----------
MARYLAND -- 2.1%
   Annapolis, Forest Gemini Facility
     Project, RB (A) (B) (C)
     4.250%, 07/01/13                                        800           800
   Anne Arundel County, Kellington
     Association Project, RB (A) (B) (C)
     3.750%, 06/15/11                                      1,250         1,250
   Anne Arundel County, Pollution
     Control Authority, Baltimore
     Gas & Electric Project,
     Ser 84, RB (A) (B)
     4.500%, 07/01/14                                      6,210         6,210

STATEMENT OF NET ASSETS
================================================================================
SEI TAX EXEMPT TRUST -- FEBRUARY 28, 2001 (UNAUDITED)

TAX FREE FUND--CONTINUED
--------------------------------------------------------------------------------
                                                        FACE
                                                     AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
   Maryland State, Economic
     Development Authority,
     Goodwill Industrial Project,
     RB (A) (B) (C)
     3.500%, 09/01/24                                    $ 2,500    $    2,500
   Maryland State, Health & Higher
     Educational Facilities Authority,
     RB (A) (B) (C)
     4.750%, 07/01/21                                      5,000         5,000
   Maryland State, Industrial Financing
     Development Authority, Johnson
     Controls Project, RB (A) (B)
     3.500%, 12/01/03                                        600           600
   Prince Georges County, Housing
     Authority, Largo-Oxford Project,
     RB Pre-Refunded @ 100 (D)
     4.500%, 12/01/01                                      2,100         2,110
   Prince Georges County, Parsons
     Paper Facility Project,
     RB (A) (B) (C)
     4.350%, 01/01/13                                      3,900         3,900
                                                                    ----------
                                                                        22,370
                                                                    ----------
MASSACHUSETTS -- 1.1%
   Massachusetts State, Health &
     Educational Facilities Authority,
     Charlton Memorial Hospital Project,
     Ser B, RB Pre-Refunded @ 102 (D)
     7.250%, 07/01/01                                      3,700         3,833
   Massachusetts State, Health &
     Educational Facilities Authority,
     Harvard University Issue Project,
     Ser Y, RB (A) (B)
     3.100%, 07/01/35                                      2,500         2,500
   Massachusetts State, Health &
     Educational Facilities Authority,
     Wellesley College Issue Project,
     Ser E, RB (A) (B)
     2.900%, 07/01/22                                      1,100         1,100
   Massachusetts State, Water
     Resources Authority, Ser A,
     RB, AMBAC (A)(B)
     2.950%, 04/01/28                                      4,000         4,000
                                                                    ----------
                                                                        11,433
                                                                    ----------

--------------------------------------------------------------------------------
                                                        FACE
                                                     AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
MICHIGAN -- 1.4%
   Bay City, School District, GO
     4.800%, 08/28/01                                    $ 3,600    $    3,604
   Jackson County, Economic
     Development Authority,
     Limited Thrifty Leoni Project,
     RB (A) (B) (C)
     3.950%, 12/01/14                                        800           800
   Michigan State, Job Development
     Authority, East Lansing
     Residential Project, RB (A) (B) (C)
     3.650%, 12/01/14                                      1,000         1,000
   Michigan State, Municipal Bond
     Authority, Ser C-2, RAN
     5.000%, 08/23/01                                      2,100         2,107
   Michigan State, Strategic Fund,
     Peachwood Center Association
     Project, RB (A) (B) (C)
     3.220%, 06/01/16                                      1,730         1,730
   Northville Township, Economic
     Development Authority,
     Thrifty Northville Project,
     RB (A) (B) (C)
     3.625%, 05/01/14                                      1,000         1,000
   Sterling Heights, Economic
     Development Authority,
     Sterling Shopping Center
     Project, RB (A) (B) (C)
     3.600%, 12/01/10                                      3,970         3,970
                                                                    ----------
                                                                        14,211
                                                                    ----------
MINNESOTA -- 0.5%
   Lauderdale, Children's Home
     Society Project, RB (A) (B) (C)
     3.300%, 12/01/30                                      3,000         3,000
   Minnesota State, School
     Districts, Ser B, TAN
     5.000%, 08/17/01                                      2,500         2,508
                                                                    ----------
                                                                         5,508
                                                                    ----------
MISSISSIPPI -- 0.2%
   Bend Area, Education
     Agency No. 9, TAW
     5.250%, 07/06/01                                      1,650         1,651
                                                                    ----------
MISSOURI -- 3.8%
   Boatmens Saint Louis, Grantor
     Trust, Ser 1996A, COP (A) (B) (C)
     3.350%, 06/30/01                                      2,310         2,310

================================================================================

--------------------------------------------------------------------------------
                                                        FACE
                                                     AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
   Clayton, Industrial Development
     Authority, Bailey Court Project,
     RB (A) (B) (C)
     3.620%, 01/01/09                                    $ 1,500    $    1,500
   Hannibal, Industrial Development
     Authority, Hannibal Regional
     Healthcare Systems, RB
     Pre-Refunded @105 (D)
     9.500%, 09/01/01                                      1,500         1,609
   Jackson County, Industrial
     Development Authority, YMCA
     Greater Kansas City Project,
     Ser A, RB (A) (B) (C)
     3.300%, 11/01/16                                        150           150
   Kansas City, Industrial Development
     Authority, Woodlands Partners
     Project, RB (A) (B) (C)
     3.570%, 08/01/20                                      4,045         4,045
   Missouri State, Health &
     Educational Facilities Authority,
     Kansas City Art Institute Project,
     RB (A) (B) (C)
     3.300%, 11/01/29                                      2,700         2,700
   Missouri State, Health &
     Educational Facilities Authority,
     Lutheran Senior Services Project,
     RB (A) (B) (C)
     3.260%, 02/01/31                                     12,000        12,000
   Missouri State, Health &
     Educational Facilities Authority,
     Pembroke Hill School Project,
     RB (A) (B) (C)
     3.600%, 07/01/25                                      3,000         3,000
   Missouri State, Health &
     Educational Facilities Authority,
     Pooled Hospital Loan Program,
     Ser A, RB (A) (B)
     3.200%, 08/01/29                                      7,800         7,800
   Saint Louis County, Industrial
     Development Authority,
     Friendship Village Project,
     Ser B, RB (A) (B) (C)
     3.300%, 09/01/16                                      4,725         4,725
                                                                    ----------
                                                                        39,839
                                                                    ----------
NEVADA -- 0.3%
   Nevada State, Ser A, GO
     Pre-Refunded @ 101 (D)
     6.000%, 05/01/01                                      2,000         2,025
   Nevada State, University Systems
     Projects, GO Pre-Refunded @ 101 (D)
     6.200%, 08/01/01                                      1,000         1,018
                                                                    ----------
                                                                         3,043
                                                                    ----------
--------------------------------------------------------------------------------
                                                        FACE
                                                     AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
NEW JERSEY -- 0.8%
   Camden, Ser A, BAN
     5.500%, 06/14/01                                    $ 2,698    $    2,701
   New Jersey State, Economic
     Development Authority,
     Urban Renewal Project,
     RB (A) (B) (C)
     3.950%, 04/01/19                                      1,000         1,000
   North Hudson,
     Sewer Authority, AN
     5.000%, 03/30/01                                      4,300         4,300
                                                                    ----------
                                                                         8,001
                                                                    ----------
NEW MEXICO -- 0.1%
   Albuquerque, Water & Sewer
     Authority, Ser A, RB
     5.500%, 07/01/01                                      1,500         1,505
                                                                    ----------
NEW YORK -- 3.2%
   Hempstead, Union Free
     School District, TAN
     5.000%, 06/28/01                                      9,200         9,207
   Nassau County, Educational Board
     Cooperative Services, RAN
     5.250%, 06/29/01                                     10,000        10,013
   Nassau County, Ser C, RAN
     6.000%, 04/12/01                                      7,500         7,513
   New York City, Ser A, GO, FSA
     Pre-Refunded @ 101.5 (D)
     7.400%, 08/15/01                                      5,680         5,842
   New York State, Local Assistance,
     Ser A, RB Pre-Refunded @ 102 (D)
     7.000%, 04/01/01                                      1,065         1,088
   Rensselaer County, Industrial
     Development Authority, Brunswick
     Senior Housing Project,
     Ser A, RB (A) (B) (E)
     3.200%, 07/01/29                                        200           200
                                                                    ----------
                                                                        33,863
                                                                    ----------
OHIO -- 1.3%
   Amherst, Exempt Village
     School District, BAN
     4.250%, 07/31/01                                      3,000         3,012
   Cincinnati & Hamilton County,
     Port Authority, CEI Realty
     Association Project,
     RB (A) (B) (C)
     4.650%, 08/01/15                                      1,025         1,025
   Highland County, Industrial
     Development Authority, Lancaster
     Colony Project, RB (A) (B) (C)
     4.550%, 09/01/05                                        600           600

STATEMENT OF NET ASSETS
================================================================================
SEI TAX EXEMPT TRUST -- FEBRUARY 28, 2001 (UNAUDITED)

TAX FREE FUND--CONTINUED
--------------------------------------------------------------------------------
                                                        FACE
                                                     AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
   Lima, Refunding & Improvement
     Authority, Lima Memorial
     Hospital Project, RB (A) (B) (C)
     3.650%, 12/01/10                                    $ 2,630    $    2,630
   Lorain County, Industrial
     Development Authority, EMH
     Regional Medical Center
     Project, RB (A) (B) (C)
     3.320%, 05/01/22                                        875           875
   Ohio State, Higher Educational
     Facilities Commission,
     Mount Union College Project,
     RB (A) (B) (C)
     3.550%, 09/01/20                                      2,825         2,825
   Summit County, Industrial
     Development Authority, Arlington
     Plaza Project, RB (A) (B) (C)
     4.650%, 09/01/15                                      1,995         1,995
   Westlake, Industrial Development
     Authority, Nordson Corporation
     Project, RB (A) (B) (C)
     3.650%, 03/01/02                                        400           400
                                                                    ----------
                                                                        13,362
                                                                    ----------
OKLAHOMA -- 2.3%
   Oklahoma State, Development
     Finance Authority, Baptist
     Retirement Center Project, RB
     4.550%, 03/01/01                                      1,005         1,005
   Oklahoma State, Development
     Finance Authority, Oklahoma
     Hospital Association Project,
     Ser A, RB (A) (B)
     3.200%, 01/01/30                                      3,300         3,300
   Oklahoma State, Hospital Industries
     Authority, Deaconess Health
     Project, Ser A, RB (A) (B) (C)
     3.600%, 10/01/17                                      4,000         4,000
   Tulsa County, GO
     3.600%, 11/01/01                                      1,250         1,253
   Tulsa County, Industrial Healthcare
     Authority, Laureate Psychiatric
     Project, RB (A) (B)
     4.500%, 12/15/08                                      3,500         3,500
   Tulsa, Industrial Development
     Authority, Tulsa Childrens'
     Coalition Project, RB (A) (B) (C)
     3.600%, 04/01/15                                      3,500         3,500
   Tulsa, Industrial Development
     Authority, Tulsa County Housing
     Fund Project, RB, AIG (A) (B)
     3.620%, 10/01/32                                      7,600         7,600
                                                                    ----------
                                                                        24,158
                                                                    ----------
--------------------------------------------------------------------------------
                                                        FACE
                                                     AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
OREGON -- 1.0%
   Clackamas County, Hospital
     Facilities Authority, Senior Living
     Mary Woods Project,
     Ser C, RB (A) (B) (C)
     3.700%, 05/15/29                                    $ 4,200    $    4,200
   Medford, Hospital Facilities
     Authority, Continued Care
     Retirement Project,
     RB (A) (B) (C)
     3.300%, 05/15/27                                      2,200         2,200
   Port Morrow, Pollution Control
     Authority, Idaho Power
     Project, RB (A) (B)
     4.350%, 02/01/27                                      4,100         4,100
                                                                    ----------
                                                                        10,500
                                                                    ----------
PENNSYLVANIA -- 12.7%
   Allegheny County, Industrial
     Development Authority,
     Commercial Development,
     Two Marquis Project,
     RB (A) (B) (C)
     3.600%, 12/01/14                                      3,800         3,800
   Allegheny County, Industrial
     Development Authority,
     U.S. Steel Environmental
     Improvement Project,
     RB (A) (B) (C)
     3.400%, 12/01/32                                      1,350         1,350
   Allegheny County, Industrial
     Development Authority,
     Jewish Home & Hospital
     Project, Ser B, RB (A) (B) (C)
     3.600%, 10/01/26                                      2,505         2,505
   Allegheny County, Ser C-50,
     GO (A) (B)
     4.500%, 05/01/27                                      6,000         6,000
   Allentown, Commercial &
     Industrial Development
     Authority, Diocese of Allentown
     Project, RB (A) (B) (C)
     3.100%, 12/01/29                                      2,000         2,000
   Berks County, Industrial
     Development Authority, Rilsan
     Industrial Project, RB (A) (B) (C)
     3.630%, 12/01/04                                      2,050         2,050
   Bucks County, Industrial
     Development Authority, CPC
     International Project, RB (A) (B)
     4.680%, 09/01/05                                      1,000         1,000

================================================================================

--------------------------------------------------------------------------------
                                                        FACE
                                                     AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
   Butler County, Hospital Authority,
     North Hills Passavant Hospital
     Project, Ser A, RB, FSA
     Pre-Refunded @ 102 (D)
     6.900%, 06/01/01                                    $   600    $      615
   Chartiers Valley, Industrial &
     Commercial Development
     Authority, Asbury Place
     Project, Ser A, RB (A) (B) (C)
     3.500%, 12/01/26                                      1,000         1,000
   Chester County, Health &
     Education Facilities Authority,
     Barclay Friends Project,
     Ser A, RB (A) (B) (C)
     3.100%, 08/01/25                                      1,485         1,485
   Clarion County, Industrial
     Development Authority, Meritcare
     Project, Ser A, RB (A) (B) (C)
     3.600%, 12/01/12                                      2,400         2,400
   Dallastown, Area School District
     Authority, GO, FGIC (A) (B)
     3.550%, 05/01/20                                      1,495         1,495
   Dauphin County, General Authority,
     RB, AMBAC (A) (B)
     4.450%, 09/01/32                                      1,500         1,517
   Delaware County, Industrial
     Development Authority, Sunoco
     Project, RB (A) (B) (C)
     3.200%, 11/01/33                                      1,100         1,100
   East Hempfield Township, Industrial
     Development Authority, Menomite
     Home Project, RB (A) (B) (C)
     3.550%, 06/01/25                                      3,000         3,000
   Easton, City School District,
     GO, FGIC (A) (B)
     3.550%, 10/01/17                                      1,500         1,500
   Hazleton, Industrial Development
     Authority, MMI Preparatory
     School Project, RB (A) (B) (C)
     3.600%, 10/01/24                                      1,800         1,800
   Lancaster, Higher Education
     Authority, Franklin & Marshall
     College Project, RB (A) (B) (C)
     3.570%, 04/15/27                                      3,135         3,135
   Lancaster County, Hospital
     Authority, Luthercare Health
     Center Project, RB (A) (B) (C)
     3.570%, 02/15/29                                     10,800        10,800
   Lebanon County, Health Facilities
     Authority, United Church of
     Christ Homes Project,
     RB (A) (B) (C)
     3.250%, 12/01/22                                      5,250         5,250
     3.570%, 04/01/24                                      3,000         3,000

--------------------------------------------------------------------------------
                                                        FACE
                                                     AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
   Lehigh County, General Purpose
     Authority, Lehigh Valley Hospital
     Project, Ser A, RB, AMBAC (A) (B)
     3.150%, 07/01/28                                    $ 9,400    $    9,400
   Monroe County, Hospital Authority,
     Pocono Medical Center Project,
     Ser C, RB (A) (B) (C)
     3.600%, 07/02/27                                      1,000         1,000
   Montgomery County, Higher
     Education & Health Authority,
     Loan Project, Ser 96-A,
     RB (A) (B) (C)
     3.150%, 08/01/21                                      2,570         2,570
   Montgomery County, Higher
     Education & Health Authority,
     Loan Project, Ser 97-A, RB (A) (B) (C)
     3.250%, 04/01/17                                        900           900
   Moon Township, Industrial
     Development Authority, Executive
     Office Association Project,
     RB (A) (B) (C)
     3.600%, 11/01/12                                        900           900
   Northampton County, Industrial
     Development Authority, Moravian
     Academy Project, RB (A) (B) (C)
     3.600%, 02/01/18                                      1,950         1,950
   Pennsylvania State, Economic
     Development Financing Authority,
     Mercy Health Systems Project,
     Ser E1, RB (A) (B) (C)
     3.600%, 09/01/19                                      2,000         2,000
   Pennsylvania State, Economic
     Development Financing Authority,
     Philadelphia Area,
     Ser J1, RB (A) (B) (C)
     3.600%, 11/01/30                                      5,400         5,400
   Pennsylvania State, Economic
     Development Financing Authority,
     Philadelphia Area,
     Ser J3, RB (A) (B) (C)
     3.600%, 11/01/30                                     13,800        13,800
   Pennsylvania State, Geisinger
     Authority, Health Systems Project,
     Ser A, RB
     6.000%, 07/01/01                                      2,000         2,018
   Pennsylvania State, Higher
     Educational Facilities Authority,
     Association of Independent Colleges
     Project, University of
     Scranton, Ser-E3, RB (A) (B) (C)
     3.600%, 11/01/14                                      8,500         8,500
   Philadelphia, Hospital & Higher
     Education Facility Authority,
     Temple East Project,
     Ser B, RB (A) (B) (C)
     3.600%, 06/01/14                                      2,150         2,150

STATEMENT OF NET ASSETS
================================================================================
SEI TAX EXEMPT TRUST -- FEBRUARY 28, 2001 (UNAUDITED)

TAX FREE FUND--CONTINUED
--------------------------------------------------------------------------------
                                                        FACE
                                                     AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
   Philadelphia, Industrial
     Development Authority,
     City Line Holiday Inn Project,
     Ser 96, RB (A) (B)
     3.250%, 12/01/08                                    $   100    $      100
   Philadelphia, Industrial
     Development Authority, Inglis
     House Project, RB (A) (B) (C)
     3.750%, 05/01/17                                      7,000         7,000
   Philadelphia, Industrial
     Development Authority,
     Performing Arts Center Project,
     RB (A) (B) (C)
     3.150%, 06/01/25                                      2,100         2,100
   Philadelphia, Ser A, TRAN
     5.000%, 06/29/01                                      3,000         3,006
   Schuylkill County, Industrial
     Development Authority, Gilberton
     Power Project, RB (A) (B) (C)
     3.100%, 12/01/02                                      1,000         1,000
   Scranton-Lackwanna, Healthcare
     Facilities, Moses Taylor Hospital
     Project, Ser B, RB
     Pre-Refunded @ 102 (D)
     8.500%, 07/01/01                                      1,500         1,550
   South Fork, Municipal Hospital
     Authority, Conemaugh Health
     Systems Project, Ser A, RB,
     MBIA (A) (B)
     3.150%, 07/01/28                                      7,400         7,400
   Union County, Hospital Authority,
     United Methodist Continuing
     Care Services Project,
     Ser B, RB (A) (B) (C)
     3.350%, 04/01/27                                      1,000         1,000
   Washington County, State Leasing
     Authority, Eye & Ear Project,
     Ser B-1, Sub-Ser D, RB (A) (B) (C)
     3.550%, 12/15/18                                      2,200         2,200
                                                                    ----------
                                                                       132,746
                                                                    ----------
RHODE ISLAND -- 0.3%
   Convention Center Authority,
     Ser A, RB, MBIA
     Pre-Refunded @ 102  (D)
     6.200%, 05/15/01                                      1,800         1,842
     6.100%, 05/15/01                                      1,000         1,026
                                                                    ----------
                                                                         2,868
                                                                    ----------
SOUTH CAROLINA -- 2.0%
   Florence County, Industrial
     Development Authority,
     La-Z-Boy Chair Project, RB (A) (B)
     3.570%, 11/01/01                                      5,000         5,000

--------------------------------------------------------------------------------
                                                        FACE
                                                     AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
   Piedmont, Municipal Electric
     Power Agency Authority,
     Ser A, RB, MBIA (A) (B) (C)
     3.200%, 01/01/24                                    $11,350    $   11,350
   South Carolina State,
     Jobs Development Authority,
     St. Joseph's High School Project,
     RB (A) (B) (C)
     3.670%, 05/15/25                                      5,000         5,000
                                                                    ----------
                                                                        21,350
                                                                    ----------
TENNESSEE -- 6.6%
   Blount County, Public Building
     Authority, Tennessee Library
     Project, RB (A) (B) (C)
     3.500%, 12/01/15                                      4,100         4,100
   Bristol, Health & Educational
     Facilities Authority, Bristol
     Memorial Hospital Project,
     RB, FGIC Pre-Refunded @ 102 (D)
     7.000%, 03/01/01                                      1,950         1,989
   Cleveland, Industrial Development
     Board Authority, YMCA MET
     Chattanooga Project, RB (A) (B) (C)
     3.500%, 07/01/19                                      1,300         1,300
   Hamilton County, Industrial
     Development Board Authority,
     Trade Center Hotel Project,
     Ser 98-B, RB (A) (B) (C)
     3.600%, 09/01/16                                      4,842         4,842
   Hamilton County, Industrial
     Development Board Authority,
     Trade Center Hotel Project,
     Ser 98-C, RB (A) (B) (C)
     3.600%, 09/01/16                                      4,842         4,842
   Knox County, Health, Educational
     & Housing Facilities Authority,
     THA Solutions Group Project,
     RB (A) (B) (C)
     3.200%, 05/01/29                                     16,200        16,200
   Knox County, Industrial
     Development Board Authority,
     Professional Plaza Project,
     RB, FGIC (A) (B) (C)
     4.500%, 12/01/14 14                                   3,300         3,300
   Memphis, Health, Educational
     & Housing Authority,
     Not-For-Profit Multi-Family
     Housing Program, RB (A) (B)
     3.620%, 08/01/32                                     15,000        15,000
   Memphis, Ser A, GO (A) (B) (C)
     3.250%, 08/01/03                                      1,800         1,800

================================================================================

--------------------------------------------------------------------------------
                                                        FACE
                                                     AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
   Memphis-Shelby County,
     Industrial Development Board
     Authority, UT Medical Group
     Project, RB (A) (B) (C)
     3.550%, 03/01/24                                    $10,000    $   10,000
   Metropolitan Nashville & Davidson
     County, Health & Educational
     Facilities Board, Belmont
     University Project, RB (A) (B) (C)
     3.500%, 12/01/22                                      4,100         4,100
   Metropolitan Nashville & Davidson
     County, Health & Educational
     Facilities Board, Dede Wallace
     Healthcare System Project,
     RB (A) (B) (C)
     3.500%, 02/01/16                                      1,100         1,100
   Metropolitan Nashville & Davidson
     County, Health & Educational
     Facilities Board, Franklin Road
     Project, RB (A) (B) (C)
     3.500%, 07/01/21                                      1,045         1,045
                                                                    ----------
                                                                        69,618
                                                                    ----------
TEXAS -- 5.2%
   Amarillo, Industrial Development
     Authority, Safeway Project,
     RB (A) (B) (C)
     4.450%, 03/01/03                                        605           605
   Brazo River, Hoffman-LaRoche
     Project, Ser 85, RB (A) (B) (C)
     3.625%, 04/01/02                                      1,000         1,000
   Brazos, Industrial Development
     Authority, Badische Port Project,
     RB (A) (B) (C)
     3.750%, 12/01/13                                      4,200         4,200
   Gulf Coast, Industrial Development
     Authority, Petrounited Project,
     RB (A) (B) (C)
     3.600%, 11/01/19                                      1,500         1,500
   Gulf Coast, Waste Disposal
     Authority, Armco Project,
     RB (A) (B) (C)
     3.600%, 12/01/08                                      1,000         1,000
   Harris County, Healthcare
     Development Facilities Authority,
     Sisters of Charity Project, RB
     Pre-Refunded @ 102 (D)
     7.100%, 07/01/01                                      8,300         8,536
   Harris County, Multi-Family
     Housing Authority, Woodgate
     Development Project,
     RB (A) (B) (C)
     3.875%, 04/01/07                                      1,900         1,900

--------------------------------------------------------------------------------
                                                        FACE
                                                     AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
   Houston, Hotel Occupancy
     Customer Receipts, Ser A,
     RB Pre-Refunded @ 100 (D)
     7.000%, 07/01/01                                    $ 2,000    $    2,017
   Katy, Independent School
     District, Ser B, GO
     4.750%, 02/15/02                                      3,000         3,042
   North Central, Health Facilities
     Development Authority,
     Northwest Senior Housing
     Project, Ser C, RB (A) (B) (C)
     3.570%, 11/15/29                                     14,400        14,400
   Texas State, TRAN
     5.250%, 08/31/01                                     10,000        10,047
   Texas State, Southern University
     Special Obligation, Constitutional
     Appropriation Project, RB
     5.000%, 08/01/01                                      1,660         1,665
   Texas State, University Financing
     Systems, Ser A, RB
     5.500%, 08/15/01                                      1,450         1,458
   Trinity River, Industrial
     Development Authority, Trinity
     River Project, RB (A) (B) (C)
     3.625%, 11/01/14                                      2,900         2,900
                                                                    ----------
                                                                        54,270
                                                                    ----------
UTAH -- 0.8%
   Nephi, Industrial Development
     Authority, Safeway Project,
     RB (A) (B) (C)
     4.450%, 03/01/03                                        420           420
   Utah County, Heritage Schools
     Project, Ser A, RB (A) (B) (C)
     3.500%, 12/01/15                                      5,820         5,820
   Utah State, GO
     6.000%, 07/01/01                                      2,000         2,011
                                                                    ----------
                                                                         8,251
                                                                    ----------
VERMONT -- 3.7%
   Vermont State, Educational &
     Health Buildings Fianancing
     Authority, Copley Hospital
     Project, Ser A, RB (A) (B) (C)
     3.550%, 10/01/30                                      4,500         4,500
   Vermont State, Educational &
     Health Buildings Financing
     Authority, Capital Asset Finance
     Project, Ser 1, RB (A) (B) (C)
     3.550%, 04/01/24                                      9,760         9,760
   Vermont State, Educational &
     Health Buildings Financing
     Authority, Capital Asset Financing
     Project, Ser 1, RB (A) (B) (C)
     3.550%, 06/01/22                                      5,785         5,785

STATEMENT OF NET ASSETS
================================================================================
SEI TAX EXEMPT TRUST -- FEBRUARY 28, 2001 (UNAUDITED)

TAX FREE FUND--CONCLUDED
--------------------------------------------------------------------------------
                                                        FACE
                                                     AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
   Vermont State, Educational &
     Health Buildings Financing
     Authority, Capital Asset Financing
     Project, Ser 2, RB (A) (B) (C)
     3.550%, 06/01/27                                    $ 8,150    $    8,150
   Vermont State, Educational &
     Health Buildings Financing
     Authority, Northeastern Vermont
     Regional Hospital Project,
     Ser A, RB (A) (B) (C)
     3.550%, 10/01/25                                      6,000         6,000
   Vermont State, Student Loan Bonds
     Assistance Project, RB (A) (B) (C)
     4.250%, 01/01/04                                      4,225         4,225
                                                                    ----------
                                                                        38,420
                                                                    ----------
VIRGINIA -- 0.5%
   Fairfax County, Ser B, GO
     Pre-Refunded @ 102 (D)
     5.200%, 06/01/01                                      2,000         2,043
   Fairfax County, Unrefunded
     Balance, Ser B, GO
     5.500%, 05/01/01                                      1,520         1,523
   Virginia State, College Building
     Authority, University of
     Richmond Project, RB (A) (B)
     3.150%, 11/01/22                                      1,800         1,800
                                                                    ----------
                                                                         5,366
                                                                    ----------
WASHINGTON -- 2.5%
   Chelan County, Public Utilities
     Distribution, Chelan Hydro
     Project, Ser D, RB
     4.500%, 07/01/01                                      2,000         2,001
   Lewis County, Public Utilities
     Distribution, Cowlitz Falls
     Hydro Project, RB
     Pre-Refunded @ 102 (D)
     7.000%, 10/01/01                                      1,150         1,196
   Port Moses Lake, Public Industrial
     Authority, Basic American Foods
     Project, RB (A) (B) (C)
     4.350%, 09/01/05                                      4,200         4,200
   Seattle, Low Income Housing
     Authority, Foss Home Project,
     RB (A) (B) (E)
     3.450%, 12/01/24                                      1,510         1,510
   Washington State, Housing Finance
     Commission, Local 82, JATC
     Educational Development Training
     Project, RB (A) (B) (C)
     3.400%, 11/01/25                                      2,970         2,970

--------------------------------------------------------------------------------
                                                        FACE
                                                     AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
   Washington State, Housing Finance
     Commission, Pioneer Human
     Services Project, Ser 91,
     RB (A) (B) (C)
     3.500%, 07/01/11                                    $   805    $      805
   Washington State, Housing Finance
     Commission, Rockwood
     Retirement Project, RB (A) (B) (C)
     3.250%, 01/01/30                                      7,675         7,675
   Washington State, Not-for-Profit
     Housing Finance Authority,
     Emerald Heights Project,
     RB (A) (B) (C)
     3.150%, 01/01/21                                      5,000         5,000
   Washington State, Suburban
     Sanitary District, Sewer
     Disposal Project, Ser 2, GO
     6.750%, 06/01/01                                        500           503
                                                                    ----------
                                                                        25,860
                                                                    ----------
WEST VIRGINIA -- 0.2%
   West Virginia State, Hospital
     Finance Authority, St. Joseph's
     Hospital Project, RB (A) (B) (C)
     3.250%, 10/01/10                                      1,900         1,900
                                                                    ----------
WISCONSIN -- 5.6%
   Appleton, Industrial Development
     Authority, Valley Packaging
     Industries Project, RB (A) (B) (C)
     3.600%, 02/01/11                                        905           905
   Campbellsport, School District, BAN
     4.650%, 08/01/01                                      1,000         1,000
   Green Bay, Industrial Development
     Authority, Curative Rehabilitation
     Center Project, RB (A) (B) (C)
     3.600%, 07/01/13                                      1,145         1,145
   Menomonee Falls, Industrial
     Development Authority, Maysteel
     Project, RB (A) (B) (C)
     3.600%, 11/01/14                                      1,900         1,900
   Pleasant Prairie, Ser A, BAN
     4.750%, 12/01/01                                      1,500         1,513
   Sparta, Area School District, TRAN
     4.750%, 10/03/01                                      2,250         2,252
   Wisconsin State, Health &
     Educational Facilities Authority,
     Gundersen Lutheran Project,
     Ser A, RB, FSA (A) (B)
     3.200%, 12/01/15                                     12,700        12,700

================================================================================

--------------------------------------------------------------------------------
                                                        FACE
                                                     AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
   Wisconsin State, Health &
     Educational Facilities Authority,
     Gundersen Lutheran Project,
     Ser B, RB, FSA (A) (B)
     3.200%, 12/01/29                                    $10,170    $   10,170
   Wisconsin State, Health &
     Educational Facilities Authority,
     Milwaukee Protestant Home
     Project, Ser A, RB (A) (B) (C)
     3.600%, 10/01/29                                     10,100        10,100
   Wisconsin State, Health &
     Educational Facilities Authority,
     Ministry Healthcare Project,
     Ser A, RB, MBIA (A) (B)
     3.250%, 08/01/29                                     13,000        13,000
   Wisconsin State, Health &
     Educational Facilities Authority,
     St Luke's Medical Center Project,
     RB, MBIA Pre-Refunded @ 102 (D)
     7.100%, 08/15/01                                      1,500         1,548
   Wisconsin State, Rural Water
     Construction Loan Program,
     Ser A, BAN
     5.250%, 01/15/02                                      1,800         1,831
   Wisconsin State, Ser B, GO
     7.000%, 05/01/01                                      1,320         1,326
                                                                    ----------
                                                                        59,390
                                                                    ----------
MULTI STATE -- 3.2%
   Greystone, Tax Exempt Certificate
     Trust Authority, Senior Certificate
     of Beneficial Ownership Project,
     Ser A, COP (A) (B) (C)
     3.640%, 07/01/05                                      6,355         6,355
   Greystone, Tax Exempt Certificate
     Trust Authority, Senior Certificate
     of Beneficial Ownership
     Project, RB (A) (B) (C)
     3.660%, 05/01/28                                     27,535        27,535
                                                                    ----------
                                                                        33,890
                                                                    ----------
Total Municipal Bonds
   (Cost $1,065,771)                                                 1,065,771
                                                                    ----------
Total Investments -- 101.7%
   (Cost $1,065,771)                                                 1,065,771
                                                                    ----------
Other Assets and Liabilities, Net -- (1.7%)                            (18,159)
                                                                    ----------

--------------------------------------------------------------------------------

                                                                    VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares of Class A (unlimited
   authorization -- no par value) based
   on 1,047,839,445 outstanding shares
   of beneficial interest                                           $1,047,706
Distribution in excess
   of net investment income                                                (30)
Accumulated net realized loss
   on investments                                                          (64)
                                                                    ----------
 Total Net Assets -- 100.0%                                         $1,047,612
                                                                    ==========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE -- CLASS A                                 $1.00
                                                                    ==========
AIG      AMERICAN INSURANCE GUARANTY
AMBAC    AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
AN       ANTICIPATION NOTE
BAN      BOND ANTICIPATION NOTE
COP      CERTIFICATE OF PARTICIPATION
FGIC     FINANCIAL GUARANTY INSURANCE COMPANY
FHLB     FEDERAL HOME LOAN BANK
FHLMC    FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA     FEDERAL NATIONAL MORTGAGE ASSOCIATION
FSA      FINANCIAL SECURITY ASSISTANCE
GO       GENERAL OBLIGATION
MBIA     MUNICIPAL BOND INSURANCE ASSOCIATION
RAN      REVENUE ANTICIPATION NOTE
RB       REVENUE BOND
SER      SERIES
SPA      SPECIAL ALLOCATION
TAN      TAX ANTICIPATION NOTE
TAW      TAX ANTICIPATION WARRANT
TRAN     TAX & REVENUE ANTICIPATION NOTE

(A) FLOATING RATE SECURITY -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON FEBRUARY 28, 2001.

(B) PUT AND DEMAND FEATURE -- THE DATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE FINAL MATURITY DATE, NOT THE NEXT RESET OR PUT DATE.

(C) SECURITIES ARE HELD IN CONJUNCTION WITH A LETTER OF CREDIT FROM A MAJOR BANK OR FINANCIAL INSTITUTION.

(D) PRE-REFUNDED SECURITY -- THE MATURITY DATE SHOWN IS THE PRE-REFUNDED DATE.

(E) SECURITIES ARE COLLATERALIZED UNDER AN AGREEMENT FROM FHLB/FHLMC/FNMA.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
================================================================================
SEI TAX EXEMPT TRUST -- FEBRUARY 28, 2001 (UNAUDITED)

CALIFORNIA TAX EXEMPT FUND
--------------------------------------------------------------------------------
                                                         FACE
                                                      AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 99.9%
CALIFORNIA -- 97.2%
   ABAG, Finance Authority for
     Non-Profit Corporations, School of
     the Sacred Heart Project,
     Ser B, RB (A) (B) (C)
     2.600%, 06/01/30                                     $  800       $   800
   Alhambra, Industrial Development
     Authority, Sunclipse Project,
     RB (A) (B) (C)
     3.500%, 05/01/07                                        100           100
   Auburn, Unified School District
     Certificates, Capital Improvement
     Financing Project, COP (A) (B) (C)
     2.500%, 12/01/23                                      1,500         1,500
   California, Educational Facilities
     Authority, Stanford University
     Project RB (A) (B)
     1.950%, 10/01/22                                        725           725
   California, Pollution Control
     Financing Authority, Chevron
     USA Project, RB (A) (B)
     4.000%, 11/15/01                                        750           750
   California State, Economic
     Development Finance Authority,
     Volk Enterprises Project,
     RB (A) (B) (C)
     2.550%, 06/01/21                                        600           600
   California State, Health Facilities
     Financing Authority, Catholic
     Healthcare Project,
     Ser C, RB, MBIA (A) (B)
     2.600%, 07/01/20                                        600           600
   California State, Health Facilities
     Financing Authority, Memorial
     Health Services Project, RB (A) (B)
     3.000%, 10/01/24                                        300           300
   California State, Health Facilities
     Financing Authority, Scripps
     Memorial Hospital Project,
     Ser B, RB, MBIA (A) (B)
     1.900%, 10/01/21                                        200           200
   California State, Pollution Control
     Financing Authority, Santa Fe
     Occidental Geography Project,
     RB (A) (B) (C)
     4.200%, 09/01/13                                        100           100
   California Statewide, Community
     Development Authority, Covenant
     Retirement Communities Project,
     COP (A) (B) (C)
     2.600%, 12/01/22                                      1,200         1,200

--------------------------------------------------------------------------------
                                                         FACE
                                                      AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Corona, Redevelopment Agency
     Crown Point Project,
     Ser 85, RB (A) (B) (C)
     3.950%, 05/01/15                                     $  480       $   480
   Costa Mesa, Redevelopment Agency,
     Family Village Apartments
     Project, Ser A, RB (A) (B) (E)
     2.550%, 11/01/14                                        385           385
   Fontana, Tax Exempt Bond
     Grantor Trust, Ser GA-7,
     RB (A) (B) (C)
     4.800%, 01/01/06                                        440           440
   Fremont, Capital Improvement
     Financing Project, COP (A) (B) (C)
     2.650%, 08/01/30                                      1,000         1,000
   Fullerton, Industrial Development
     Authority, Sunclipse Project,
     Ser A, RB (A) (B) (C)
     3.350%, 07/01/15                                        200           200
   Hillsborough, Water & Sewer Systems
     Project, Ser B, COP (A) (B)
     2.500%, 06/01/30                                        400           400
   Huntington Park, Public Financing
     Authority, Parking Project,
     Ser A, RB (A) (B) (C)
     2.550%, 09/01/19                                        315           315
   Irwindale, Industrial Development
     Authority, Toys 'R' Us Project,
     RB (A) (B) (C)
     3.780%, 12/01/19                                        325           325
   Lancaster, Multi-Family Housing
     Authority, Household Bank Project,
     Ser A, RB (A) (B)
     2.140%, 11/01/29                                        190           190
   Long Beach, Health Facilities
     Authority, Memorial Health
     Services Project, RB (A) (B)
     3.000%, 10/01/16                                      1,050         1,050
   Los Angeles County, Pension
     Obligation, Ser A, RB,
     AMBAC (A) (B)
     1.800%, 06/30/07                                        500           500
   Los Angeles, Multi-Family Mortgage
     Authority, Valencia Village
     Project, Ser C, RB (A) (B) (C)
     2.200%, 10/01/14                                        600           600
   Los Angeles, Unified School
     District Authority, Ser A, TRAN
     5.250%, 10/03/01                                        500           504
   Metropolitan, Water District of
     Southern California,
     Ser B-2, RB (A) (B)
     1.900%, 07/01/35                                        500           500

================================================================================

--------------------------------------------------------------------------------
                                                         FACE
                                                      AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   MSR Public Power Agency,
     San Juan Project, Ser D,
     RB, MBIA (A) (B)
     2.500%, 07/01/18                                     $1,000       $ 1,000
   Oakland, Capital Equipment Project,
     COP (A) (B) (C)
     1.900%, 12/01/15                                        900           900
   Oakland, Liquidity Facilities
     Authority, Bay Area Government
     Project, RB (A) (B) (C)
     3.650%, 12/01/09                                        115           115
   Ontario, Multi-Family Housing
     Authority, Residential Park Centre
     Project, Ser A, RB (A) (B) (C)
     2.550%, 08/01/07                                      1,250         1,250
   Orange County, Apartment
     Development Authority, Vintage
     Woods Project, Ser H, RB (A) (B) (E)
     2.400%, 11/15/28                                        500           500
   Orange County, Apartment
     Development Authority, WLCO
     Project, Issue G, Ser 2,
     RB (A) (B) (E)
     2.400%, 11/15/28                                        600           600
   Orange County, Rental Housing
     Authority, Jewish Home for the
     Aging Project, Ser A, RB (A) (B) (C)
     2.350%, 05/01/22                                      1,400         1,400
   Oxnard, Community Redevelopment
     Agency, Channel Islands Business
     Project, RB (A) (B) (C)
     3.500%, 07/01/05                                        310           310
   Pasadena, Rose Bowl Improvements
     Project, COP (A) (B) (C)
     1.900%, 12/01/11                                      1,265         1,265
   Pico Riveria, Redevelopment
     Agency, Crossroads Plaza Project,
     RB (A) (B) (C)
     2.250%, 12/01/10                                        600           600
   Riverside, Housing Authority,
     Concord Square Apartments
     Project, Ser A, RB (A) (B) (E)
     2.610%, 12/15/30                                        500           500
   Riverside, Housing Authority,
     De Anza Villas Project,
     RB (A) (B) (C)
     2.200%, 12/01/16                                        205           205
   Sacramento, Unified School District
     Authority, TRAN
     4.400%, 11/28/01                                        500           501

--------------------------------------------------------------------------------
                                                         FACE
                                                      AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   San Bernardino County, County
     Center Refunding Project,
     COP (A) (B) (C)
     1.850%, 07/01/15                                     $  900       $   900
   San Bernardino County, Housing
     Authority, Indian Knoll Apartment
     Project, Ser A, RB (A) (B) (C)
     2.560%, 06/01/05                                        270           270
   San Bernardino County, Multi-Family
     Housing Authority, Gold West
     Phase 2 Project, RB (A) (B) (E)
     3.500%, 05/01/17                                        500           500
   San Bernardino County, Multi-Family
     Housing Authority, Parkview Place,
     Ser A, RB (A) (B) (E)
     2.500%, 03/01/27                                      1,500         1,500
   San Bernardino County, Multi-Family
     Housing Authority, Somerset
     Apartments Project, Ser A,
     RB (A) (B) (E)
     2.400%, 05/15/29                                        300           300
   San Diego, Multi-Family Housing
     Authority, University Town Center
     Apartments Project, RB (A) (B) (C)
     2.500%, 10/01/15                                        100           100
   San Diego, Museum of Art Project,
     COP (A) (B) (C)
     2.550%, 09/01/30                                        600           600
   San Diego, San Pasqual Academy
     Project, COP (A) (B)
     2.750%, 08/01/20                                        900           900
   San Dimas, Redevelopment Agency,
     Diversified Shopping Center
     Project, COP (A) (B) (C)
     2.550%, 12/01/05                                        700           700
   San Francisco,(City & County),
     Airport Authority, GO (C)
     3.900%, 03/15/01                                        685           685
   San Francisco (City & County),
     Redevelopment Agency, Bayside
     Village Project,
     Ser A, RB (A) (B) (C)
     2.600%, 12/01/05                                      1,500         1,500
   San Leandro, Unified School District
     Authority, TRAN
     4.500%, 09/25/01                                        500           502
   San Marcos, Industrial Development
     Authority, Amistar Project,
     RB (A) (B) (C)
     3.900%, 12/01/05                                        325           325

STATEMENT OF NET ASSETS
================================================================================
SEI TAX EXEMPT TRUST -- FEBRUARY 28, 2001 (UNAUDITED)

CALIFORNIA TAX EXEMPT FUND--CONCLUDED
--------------------------------------------------------------------------------
                                                         FACE
                                                      AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Santa Clara County, El Camino
     Hospital District Lease Authority,
     Valley Medical Center Project,
     Ser A, RB (A) (B) (C)
     2.500%, 08/01/15                                     $  500       $   500
   Santa Clara County, Multi-Family
     Housing Authority, Briarwood
     Apartments Project, Ser B,
     RB (A) (B) (E)
     2.400%, 12/15/26                                        180           180
   Simi Valley, Industrial & Economic
     Development Authority, Wambold
     Furniture Project, RB (A) (B) (C)
     3.700%, 12/01/14                                        160           160
   Simi Valley, Multi-Family Housing
     Authority, Ser A, RB (A) (B) (C)
     2.400%, 07/01/23                                        460           460
   Stockton, Multi-Family Housing
     Authority, Mariners Pointe Project,
     Ser A, RB (A) (B) (C)
     1.900%, 09/01/18                                        700           700
   Three Valleys, Municipal Water
     Authority, Miramar Water
     Treatment Project, COP (A) (B) (C)
     2.350%, 11/01/14                                        700           700
   Turlock, Industrial Development
     Authority, Irrigation District,
     Transmission Projects, Ser A, COP
     Pre-Refunded @ 100 (C) (D)
     1.900%, 04/25/01                                      1,550         1,550
   Upland, Apartment Development
     Revenue, Mountain Springs
     Project, Ser A, RB (A) (B) (E)
     2.400%, 11/15/28                                        500           500
   Westminster, Redevelopment Agency,
     Commercial Redevelopment Project,
     No. 1, TA, AMBAC (A) (B)
     2.650%, 08/01/27                                        305           305
   Yolo County, Multi-Family Housing
     Authority, Primero Grove Project,
     Ser A, RB (A) (B) (C)
     2.450%, 11/01/27                                        715           715
                                                                       -------
                                                                        37,462
                                                                       -------
VIRGIN ISLANDS -- 2.7%
   Virgin Islands, Water & Power
     Authority, Ser A, RB
     Pre-Refunded @ 102 (D)
     7.400%, 07/01/01                                      1,000         1,029
                                                                       -------
Total Municipal Bonds
   (Cost $38,491)                                                       38,491
                                                                       -------

--------------------------------------------------------------------------------

                                                                    VALUE (000)
--------------------------------------------------------------------------------
Total Investments -- 99.9%
   (Cost $38,491)                                                      $38,491
                                                                       -------
Other Assets and Liabilities, Net -- 0.1%                                   42
                                                                       -------

NET ASSETS:
Portfolio Shares of Class A (unlimited
   authorization -- no par value) based
   on 25,864,145 outstanding shares
   of beneficial interest                                               25,864
Portfolio Shares of Class B (unlimited
   authorization -- no par value) based
   on 7,184,468 outstanding shares
   of beneficial interest                                                7,184
Portfolio Shares of Class C (unlimited
   authorization -- no par value) based
   on 5,495,318 outstanding shares
   of beneficial interest                                                5,495
Accumulated net realized loss
   on investments                                                          (10)
                                                                       -------
 Total Net Assets -- 100.0%                                            $38,533
                                                                       =======
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE -- CLASS A                                 $1.00
                                                                       =======
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE -- CLASS B                                 $1.00
                                                                       =======
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE -- CLASS C                                 $1.00
                                                                       =======

ABAG     ASSOCIATION OF BAY AREA GOVERNMENTS
AMBAC    AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
COP      CERTIFICATE OF PARTICIPATION
FHLB     FEDERAL HOME LOAN BANK
FHLMC    FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA     FEDERAL NATIONAL MORTGAGE ASSOCIATION
GO       GENERAL OBLIGATION
MBIA     MUNICIPAL BOND INSURANCE ASSOCIATION
RB       REVENUE BOND
SER      SERIES
TA       TAX ALLOCATION
TRAN     TAX & REVENUE ANTICIPATION NOTE
(A) FLOATING RATE SECURITY -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON FEBRUARY 28, 2001.
(B) PUT AND DEMAND FEATURE -- THE DATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE FINAL MATURITY DATE, NOT THE NEXT RESET OR PUT DATE.
(C) SECURITIES ARE HELD IN CONJUNCTION WITH A LETTER OF CREDIT FROM A MAJOR BANK OR FINANCIAL INSTITUTION.
(D) PRE-REFUNDED SECURITY -- THE MATURITY DATE SHOWN IS THE PRE-REFUNDED DATE.
(E) SECURITIES ARE COLLATERALIZED UNDER AN AGREEMENT FROM FHLB/FHLMC/FNMA.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

================================================================================

INSTITUTIONAL TAX FREE FUND
--------------------------------------------------------------------------------
                                                         FACE
                                                      AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 101.6%
ALABAMA -- 1.4%
   Alabama State, University Project,
     Ser C, RB, AMBAC (A) (B)
     3.150%, 09/01/31                                    $ 4,925    $    4,925
   Birmingham, Medical Clinic
     Authority, St. Martins Project,
     RB (A) (B) (C)
     3.650%, 12/01/05                                      1,760         1,760
   Indian Springs Village, Educational
     Building Authority, Indian Springs
     School Project, RB (A) (B) (C)
     3.650%, 11/01/27                                      5,000         5,000
   Mobile, Industrial Development
     Pollution Control Authority,
     M & T Chemicals Project,
     RB (A) (B) (C)
     3.780%, 06/01/04                                      2,800         2,800
   Russelville, Industrial Development
     Authority, Clark Pulley
     Project, RB (A) (B) (C)
     3.650%, 02/01/09                                      1,675         1,675
                                                                    ----------
                                                                        16,160
                                                                    ----------
ALASKA -- 1.5%
   Valdez, Marine Terminal Authority,
     Arco Transportation Project,
     Ser B, RB (A) (B) (C)
     3.250%, 05/01/31                                     17,750        17,750
                                                                    ----------
ARIZONA -- 0.9%
   Arizona State, Water Conservation
     Authority, Ser B, RB
     Pre-Refunded @ 102 (D)
     6.500%, 05/01/01                                      5,500         5,637
   Maricopa County, Industrial
     Development Authority, Arcadia
     Vista Apartments Project,
     Ser A, RB (A) (B) (C)
     3.590%, 09/01/27                                      4,750         4,750
   Maricopa County, Industrial
     Development Authority, McLane
     Project, RB (A) (B) (C)
     4.000%, 10/01/04                                        420           420
                                                                    ----------
                                                                        10,807
                                                                    ----------
ARKANSAS -- 1.2%
   Fayetteville, Water & Sewer Works
     Authority, RB (A) (B)
     3.650%, 11/01/06                                      9,500         9,500
   Saline County, Pollution Control
     Authority, Alcoa Project, RB (A) (B)
     3.200%, 05/01/10                                      4,650         4,650
                                                                    ----------
                                                                        14,150
                                                                    ----------

--------------------------------------------------------------------------------
                                                         FACE
                                                      AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
COLORADO -- 5.1%
   Arapahoe County, Water &
     Sanitation District,
     Ser A, GO, MBIA (A) (B)
     4.450%, 12/01/20                                    $ 6,120    $    6,120
   Arvada, Water Authority,
     RB, FSA (A) (B)
     3.800%, 11/01/20                                      2,500         2,500
   Boulder, Health Facilities Authority,
     Community Hospital Project,
     RB (A) (B) (C)
     3.300%, 10/01/30                                     17,050        17,050
   Broadlands, Metropolitan District
     Authority, No. 2, GO (A) (B) (C)
     3.500%, 12/01/25                                      6,000         6,000
   Colorado State, Educational &
     Cultural Authority, Fountain
     Valley School Project,
     RB (A) (B) (C)
     3.600%, 08/01/13                                      1,000         1,000
   Colorado State, Health Facilities
     Authority, Christian Living
     Project, RB (A) (B) (C)
     3.150%, 01/01/24                                      3,533         3,533
   Colorado State, Postsecondary
     Educational Facilities Authority,
     Regis Jesuit High School Project,
     RB (A) (B) (C)
     3.600%, 12/01/21                                      4,260         4,260
   Denver (City & County), Multi-Family
     Housing Authority, Ogden
     Residence Project, RB (A) (B) (C)
     3.200%, 12/01/09                                      1,970         1,970
   Dove Valley, Metropolitan District
     Authority, Arapahoe County
     Project, Ser C, GO (A) (B) (C)
     4.400%, 11/01/25                                      4,625         4,625
   East Smoky Hill, Metropolitan
     District Authority No. 2,
     GO (A) (B) (C)
     4.450%, 12/01/30                                      1,000         1,000
   NBC, Metropolitan District
     Authority, GO (A) (B) (C)
     4.450%, 12/01/30                                      1,500         1,500
   Panorama, Metropolitan District
     Authority, Ser C, GO (A) (B) (C)
     4.450%, 12/01/18                                      1,645         1,645
   Panorama, Metropolitan District
     Authority, Ser B, RB (A) (B) (C)
     4.450%, 12/01/25                                      2,425         2,425

STATEMENT OF NET ASSETS
================================================================================
SEI TAX EXEMPT TRUST -- FEBRUARY 28, 2001 (UNAUDITED)

INSTITUTIONAL TAX FREE FUND--CONTINUED
--------------------------------------------------------------------------------
                                                         FACE
                                                      AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Summit County, Recreational
     Facilities Authority, Copper
     Mountain Project, RB (A) (B) (C)
     4.300%, 04/01/17                                    $ 7,310    $    7,310
                                                                    ----------
                                                                        60,938
                                                                    ----------
DELAWARE -- 1.0%
   Delaware State, Economic
     Development Authority,
     Congoleum Development
     Project, RB (A) (B) (C)
     3.600%, 02/01/03                                      1,000         1,000
   Delaware State, Economic
     Development Authority,
     Peninsula United Methodist
     Project, Ser B, RB (A) (B) (C)
     3.600%, 05/01/15                                      5,340         5,340
   Sussex County, Economic
     Development Authority,
     Route 113 Limited Partnership
     Project, RB (A) (B) (C)
     4.250%, 11/01/06                                      6,000         6,000
                                                                    ----------
                                                                        12,340
                                                                    ----------
DISTRICT OF COLUMBIA -- 1.4%
   District of Columbia, Institute of
     International Economic Issues,
     RB (A) (B) (C)
     3.500%, 06/01/25                                      2,700         2,700
   District of Columbia, Laboratory
     School Issue, RB (A) (B) (C)
     3.600%, 12/01/23                                      2,850         2,850
   District of Columbia, Multi-Family
     Housing Authority, CarmelPlaza
     Apartments Project,
     Ser A, RB (A) (B) (C)
     3.580%, 11/01/26                                      7,830         7,830
   District of Columbia, Multi-Modal
     Project, Ser B, GO, FSA (A) (B)
     3.300%, 06/01/30                                      3,050         3,050
                                                                    ----------
                                                                        16,430
                                                                    ----------
FLORIDA -- 4.3%
   Alachua County, Industrial
     Development Authority, Oak Hall
     School Project, RB (A) (B) (C)
     3.550%, 07/01/19                                      1,450         1,450
   Capital Trust Agency, Multi-Family
     Housing Authority, Community
     Loan Project, Ser A, RB (A) (B)
     3.620%, 12/01/32                                     25,600        25,600

--------------------------------------------------------------------------------
                                                         FACE
                                                      AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Jacksonville, Industrial
     Development Authority,
     University of Florida Health
     Science Center Project,
     RB (A) (B)
     3.750%, 07/01/19                                    $ 1,000    $    1,000
   Lake Bernadette, Community
     Development Authority,
     Ser B, RB (A) (B) (C)
     3.550%, 11/01/01                                        170           170
   Miami-Dade County, Industrial
     Development Authority, Holy Cross
     Academy Project, RB (A) (B) (C)
     3.500%, 07/01/20                                      5,500         5,500
   Miami-Dade County, Industrial
     Development Authority, Saral
     Publications Project, RB (A) (B) (C)
     3.500%, 04/01/08                                      2,950         2,950
   Orange County, Healthcare Facilities
     Authority, Florida Health
     Association, Ser A, RB (A) (B)
     3.200%, 06/01/30                                      5,000         5,000
   Orange County, Industrial
     Development Authority, Central
     Florida YMCA Project,
     RB (A) (B) (C)
     3.500%, 11/01/12                                      6,900         6,900
   Pasco City, Multi-Family Housing
     Finance Authority, Carlton Arms
     of Magnolia Valley Project,
     RB (A) (B) (C)
     3.950%, 12/01/07                                      2,000         2,000
   Volusia County, Industrial
     Development Authority, APCO
     Project, Ser A, RB (A) (B) (C)
     3.600%, 02/01/30                                      1,135         1,135
                                                                    ----------
                                                                        51,705
                                                                    ----------
GEORGIA -- 9.5%
   Albany-Dougherty County, Hospital
     Authority, Phoebe Putney Memorial
     Hospital Project, RB,
     AMBAC (A) (B) (C)
     3.200%, 09/01/26                                      1,700         1,700
   Athens, Multi-Family Housing
     Authority, Georgian Apartments
     Project, RB (A) (B) (C)
     3.875%, 08/01/05                                      1,400         1,400
   Bibb County, Development
     Authority, Stratford Academy
     Project, RB (A) (B) (C)
     3.500%, 11/01/23                                      5,000         5,000

================================================================================

--------------------------------------------------------------------------------
                                                         FACE
                                                      AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
Clayton County, Hospital
  Authority, Southern Regional
  Medical Center Project,
  Ser B, RB (A) (B) (C)
  3.500%, 08/01/19                                       $ 3,775    $    3,775
Clayton County, Multi-Family
  Housing Authority, BS Partners
  Project, RB (A) (B) (E)
  3.450%, 09/01/26                                         5,515         5,515
Cobb County, Multi-Family
  Housing Authority, Post Bridge
  Project, RB (A) (B) (E)
  3.100%, 06/01/25                                         9,700         9,700
Cobb County, Multi-Family
  Housing Authority, Tibarron
  Associates Project, Ser D,
  RB (A) (B) (C)
  3.620%, 10/01/06                                         8,600         8,600
DeKalb County, Industrial
  Development Authority, Dart
  Container Project, RB (A) (B) (C)
  4.100%, 08/01/11                                           900           900
DeKalb County, Industrial
  Development Authority,
  Weyerhaeuser Project, RB (A) (B)
  4.470%, 10/01/07                                         3,500         3,500
Downtown Athens, Housing
  Development Authority,
  Georgian Apartments Association
  Project, RB (A) (B) (C)
  4.000%, 11/01/05                                         1,000         1,000
Federal Paper Board, Tax Exempt
  Bond Grantor Trust,
  RB (A) (B) (C)
  3.500%, 06/01/09                                         7,200         7,200
Floyd County, Development
  Authority, Berry College
  Project, RB (A) (B) (C)
  3.500%, 03/01/24                                         2,200         2,200
Forsyth County, Development
  Authority, Pinecrest Academy
  Project, RB (A) (B) (C)
  3.500%, 09/01/25                                         5,000         5,000
Fulton County, Development
  Authority, Arthritis Foundation
  Project, RB (A) (B) (C)
  3.500%, 12/01/16                                         2,700         2,700
Fulton County, Development
  Authority, Epstein School
  Project, RB (A) (B) (C)
  3.500%, 01/01/17                                         2,000         2,000

--------------------------------------------------------------------------------
                                                         FACE
                                                      AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
Fulton County, Development
  Authority, Morehouse School
  of Medicine Project,
  RB (A) (B) (C)
  3.500%, 02/01/18                                       $ 2,400    $    2,400
Fulton County, Industrial
  Development Authority, ADP
  Project, RB (A) (B) (C)
  4.150%, 09/01/12                                         2,770         2,770
Gwinnett County, Industrial
  Development Authority, Wesleyan
  School Project, RB (A) (B) (C)
  3.500%, 03/01/17                                           450           450
Macon-Bibb County, Hospital
  Authority, Medical Center
  Control Project, RB (A) (B) (C)
  3.500%, 12/01/18                                         1,700         1,700
Macon-Bibb County, Hospital
  Authority, Medical Center of
  Central Georgia Project,
  RB (A) (B) (C)
  3.500%, 08/01/18                                         2,150         2,150
Marietta, Multi-Family Housing
  Authority, Concepts 21 Apartments
  Project, RB (A) (B) (E)
  3.150%, 07/01/24                                         9,000         9,000
Marietta, Multi-Family Housing
  Authority, Falls at Bells Ferry
  Project, RB (A) (B) (C)
  4.150%, 01/15/09                                         6,700         6,700
Monroe County, Industrial
  Development Authority, Baptist
  Village Project, RB (A) (B) (C)
  3.500%, 08/01/18                                         2,200         2,200
Roswell, Multi-Family Housing
  Authority, Azalea Park Apartments
  Project, RB (A) (B) (E)
  3.150%, 06/15/25                                         2,400         2,400
Roswell, Multi-Family Housing
  Authority, Belcourt Project,
  Ser A, RB (A) (B) (C)
  3.670%, 09/01/07                                         9,000         9,000
Roswell, Multi-Family Housing
  Authority, Post Canyon
  Project, RB (A) (B) (E)
  3.100%, 06/01/25                                         7,295         7,295
Savannah, Multi-Family Housing
  Authority,  Somerset Wharf
  Project, Ser B, RB (A) (B) (E)
  3.100%, 06/15/26                                         3,300         3,300

STATEMENT OF NET ASSETS
================================================================================
SEI TAX EXEMPT TRUST -- FEBRUARY 28, 2001 (UNAUDITED)

INSTITUTIONAL TAX FREE FUND--CONTINUED
--------------------------------------------------------------------------------
                                                         FACE
                                                      AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Southern Georgia, Hospital
     Authority, Alliance Community
     Hospitals Project, Ser A, RB,
     AMBAC (A) (B)
     3.200%, 04/01/29                                    $ 2,100    $    2,100
   Thomasville, Hospital Authority,
     J.D. Archbold Project,
     RB (A) (B) (C)
     3.500%, 11/01/17                                      2,050         2,050
                                                                    ----------
                                                                       113,705
                                                                    ----------
HAWAII -- 0.8%
   Hawaii State, Department of
     Budget & Finance, Queens
     Health System Project,
     Ser A, RB (A) (B)
     3.200%, 07/01/26                                      9,000         9,000
   Honolulu (City & County),
     Ser A, GO,
     Pre-Refunded @ 101 (D)
     6.400%, 08/01/01                                      1,000         1,018
                                                                    ----------
                                                                        10,018
                                                                    ----------
IDAHO -- 1.1%
   Ammon, Urban Renewal Agency,
     Tax Increment Project,
     Ser A, TA (A) (B) (C)
     3.670%, 08/01/24                                      1,635         1,635
   Boise, State University Foundation,
     Engineering Technology
     Project, RB (A) (B) (C)
     3.350%, 08/01/08                                      3,500         3,500
   Twin Falls, Urban Renewal Agency,
     Tax Allocation Project,
     Ser A, RB (A) (B) (C)
     3.670%, 08/01/22                                      7,895         7,895
                                                                    ----------
                                                                        13,030
                                                                    ----------
ILLINOIS -- 6.5%
   Chicago, GO (C)
     3.650%, 01/03/03                                      5,000         5,000
   Huntley Valley, Kane McHenry
     Service Area No. 10, Ser B,
     Special Tax (A) (B) (C)
     3.250%, 03/01/29                                      1,800         1,800
   Illinois State, Development Finance
     Authority, Catholic Charities
     Housing Project, Ser B,
     RB (A) (B) (C)
     3.250%, 01/01/28                                        190           190
   Illinois State, Development
     Finance Authority, Clearbrook
     Project, RB (A) (B) (C)
     3.600%, 06/01/20                                      3,700         3,700

--------------------------------------------------------------------------------
                                                         FACE
                                                      AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Illinois State, Development Finance
     Authority, Metropolitan
     Family Services Project,
     RB (A) (B) (C)
     3.550%, 01/01/29                                    $ 7,700    $    7,700
   Illinois State, GO
     6.000%, 10/01/01                                      1,000         1,010
   Illinois State, Health Facilities
     Authority, Advocate Healthcare
     Project, Ser B, RB (A) (B)
     3.250%, 08/15/22                                      7,795         7,795
   Illinois State, Health Facilities
     Authority, Cradle Society
     Project, RB (A) (B) (C)
     3.200%, 04/01/33                                      5,100         5,100
   Illinois State, Health Facilities
     Authority, Elmhurst Mental
     Health Project, Ser B, RB (A) (B)
     3.200%, 01/01/20                                      7,100         7,100
   Illinois State, Pollution Control,
     Development Finance Authority,
     Iowa-Illinois Gas & Electric
     Project, RB (A) (B)
     3.300%, 01/01/16                                      4,200         4,200
   Illinois State, Sales Tax Authority,
     Ser Y, RB
     5.000%, 06/15/01                                      3,000         3,006
   Kane County, Community Unit
     School District, TAW
     4.720%, 10/30/01                                      4,500         4,524
   Macon County, Industrial
     Development Authority,
     Decatur Family YMCA
     Project, RB (A) (B) (C)
     3.350%, 05/01/35                                      4,300         4,300
   Macon County, Millikin University
     Project, RB, AMBAC (A) (B)
     3.150%, 10/01/28                                      2,900         2,900
   Melrose Park, Ser C, TAW
     5.750%, 11/15/01                                      2,475         2,494
   Paxton, Industrial Development
     Authority, Merck & Aircoil
     Project, RB (A) (B)
     4.000%, 03/01/03                                        900           900
   Streamwood, Industrial
     Development Authority, Poplar
     Creek Project, RB (A) (B) (E)
     4.600%, 10/01/09                                      4,000         4,000
   Winnebago & Boone Counties,
     School District No. 205,
     Educational Purpose, TAW
     5.160%, 10/30/01                                     12,000        12,048
                                                                    ----------
                                                                        77,767
                                                                    ----------

================================================================================

--------------------------------------------------------------------------------
                                                         FACE
                                                      AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
INDIANA -- 5.6%
   Crawfordsville, Multi-Family
     Housing Authority, Autumn
     Woods Phase II,
     Ser A, RB (A) (B) (C)
     3.580%, 01/01/32                                    $ 4,200    $    4,200
   Greensburg, Community Schools,
     TAW
     4.750%, 12/31/01                                      2,000         2,004
   Hobart, City Schools Authority,
     TAW
     4.650%, 12/31/01                                      2,233         2,235
   Indiana State, Bond Bank Authority,
     Advanced Funding Program
     Notes, Ser A-2, AN
     4.000%, 01/22/02                                     14,000        14,082
   Indiana State, Educational Facilities
     Authority, University of Evansville
     Project, Ser B, RB (A) (B) (C)
     3.700%, 12/01/29                                      3,000         3,000
   Indiana State, Health Facilities
     Financing Authority, Capital
     Access Designated Pooled
     Program, Ser B, RB (A) (B) (C)
     3.200%, 01/01/16                                      2,900         2,900
     3.200%, 01/12/20                                     15,500        15,500
   Indiana State, Health Facilities
     Financing Authority, Community
     Hospitals of Indiana Project,
     RB, MBIA Pre-Refunded @102 (D)
     7.000%, 07/01/01                                      1,100         1,131
   Indiana State, Health Facilities
     Financing Authority, Hartsfield
     Village Project, Ser B,
     RB (A) (B) (C)
     3.570%, 08/15/27                                      1,000         1,000
   Indianapolis State, Thermal
     Energy Systems, Ser A, BAN
     5.000%, 05/01/01                                      6,500         6,507
   Kanakee Valley, School Building
     Authority, TAW
     3.750%, 12/31/01                                      2,815         2,816
   Merrillville, Community School
     Authority, TRAN
     3.750%, 12/31/01                                      2,900         2,905
   South Bend, Community School
     Authority, RB
     4.500%, 07/01/01                                      1,100         1,100
   Valparaiso, Community Schools,
     TAW
     4.500%, 12/31/01                                      3,500         3,514

--------------------------------------------------------------------------------
                                                         FACE
                                                      AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   West Clark, School Building
     Authority, BAN
     4.750%, 12/15/01                                    $ 4,000    $    4,034
                                                                    ----------
                                                                        66,928
                                                                    ----------
IOWA -- 1.7%
   Algona, Industrial Development
     Authority, George A. Hormel
     Project, RB (A) (B) (C)
     3.500%, 05/01/05                                      2,600         2,600
   Cedar Rapids, Pollution Control
     Authority, Electric Light &
     Power Project, RB (A) (B)
     3.300%, 11/01/03                                      2,400         2,400
   Chillicothe, Pollution Control
     Authority, Southern Utilities
     Project, Ser A, RB (A) (B)
     3.300%, 03/01/10                                      2,300         2,300
   Council Bluffs, Pollution Control
     Authority, Iowa-Illinois Gas &
     Electric Project, RB (A) (B)
     3.300%, 01/01/25                                      4,500         4,500
   Iowa State, Finance Authority,
     Wheaton Franciscan, Ser A,
     RB, MBIA (A) (B)
     3.150%, 08/15/12                                      4,800         4,800
   Iowa State, Higher Education
     Loan Authority, Palmer
     Chiropractic Foundation
     Project, RB (A) (B) (C)
     3.250%, 04/01/27                                      1,640         1,640
   Iowa State, Higher Education
     Loan Authority, Saint Ambrose
     University Project, RB (A) (B) (C)
     3.600%, 02/01/07                                      1,075         1,075
   Iowa State, Student Loan Liquidity
     Authority, Ser A, RB
     6.350%, 03/01/01                                      1,000         1,000
                                                                    ----------
                                                                        20,315
                                                                    ----------
KANSAS -- 0.8%
   Merriam, Multi-Family Housing
     Authority, Pinegate Apartments
     Project, RB (A) (B) (C)
     3.570%, 12/01/26                                      6,590         6,590
   Olathe, Recreational Facilities
     Authority, YMCA Greater
     Kansas City Project,
     Ser B, RB (A) (B) (C)
     3.300%, 11/01/16                                      1,300         1,300

STATEMENT OF NET ASSETS
================================================================================
SEI TAX EXEMPT TRUST -- FEBRUARY 28, 2001 (UNAUDITED)

INSTITUTIONAL TAX FREE FUND--CONTINUED
--------------------------------------------------------------------------------
                                                         FACE
                                                      AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Wichita, Pollution Control
     Authority, CIC Industries
     Project, RB (A) (B) (C)
     4.030%, 12/01/11                                    $ 1,590    $    1,590
                                                                    ----------
                                                                         9,480
                                                                    ----------
KENTUCKY -- 1.6%
   Covington, Industrial Building
     Authority, Atkins & Pearce
     Project, RB (A) (B) (C)
     3.650%, 04/01/05                                      2,220         2,220
   Kentucky, Area Development
     Districts Financing Trust,
     Calloway County Fire No. 6
     Project, Ser A, RB (A) (B) (C)
     3.550%, 12/01/32                                      2,023         2,023
   Kentucky, Area Development
     Districts Financing Trust,
     Garrison Volunteer Fire Project,
     Ser A, RB (A) (B) (C)
     3.550%, 12/01/32                                      3,178         3,178
   Kentucky State, Economic
     Development Finance Authority,
     Catholic Healthcare Project,
     Ser A, RB (A) (B)
     3.250%, 12/01/27                                      9,800         9,800
   Newport, Multi-Family Housing
     Authority, Hannaford
     Project, RB (A) (B)
     4.800%, 12/01/05                                      1,575         1,575
                                                                    ----------
                                                                        18,796
                                                                    ----------
LOUISIANA -- 1.2%
   East Baton Rouge, Rhone-Poulenc
     Project, RB (A) (B) (C)
     3.200%, 12/01/11                                      1,730         1,730
   Louisiana State, Public Facilities
     Authority, St. Martins Episcopal
     School Project, RB (A) (B) (C)
     3.600%, 09/01/19                                      2,400         2,400
   Louisiana State, Public Facilities
     Authority, Willis-Knighton
     Medical Center Project,
     RB, AMBAC (A) (B)
     3.200%, 09/01/27                                     10,000        10,000
                                                                    ----------
                                                                        14,130
                                                                    ----------

--------------------------------------------------------------------------------
                                                         FACE
                                                      AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
MAINE -- 0.9%
   Maine State, Health & Higher
     Educational Facilities Authority,
     Multi-Mode-Piper Shores Project,
     Ser B, RB (A) (B) (C)
     3.300%, 01/01/29                                    $ 9,300    $    9,300
   Portland, Industrial Development
     Authority, W.W. Grainger
     Project,  RB (A) (B)
     3.400%, 12/01/10                                      1,315         1,315
                                                                    ----------
                                                                        10,615
                                                                    ----------
MARYLAND -- 2.1%
   Annapolis, Forest Gemini Facility
     Project, RB (A) (B) (C)
     4.250%, 07/01/13                                      2,150         2,150
   Anne Arundel County, Pollution
     Control Authority, Baltimore
     Gas & Electric Project,
     Ser 84, RB (A) (B)
     4.500%, 07/01/14                                      6,000         6,000
   Frederick, GO (A) (B) (C)
     3.600%, 08/01/11                                      5,500         5,500
   Maryland State, Health & Higher
     Educational Facilities
     Authority, RB (A) (B) (C)
     3.200%, 07/01/21                                      7,500         7,500
   Maryland State, Health & Higher
     Educational Facilities Authority,
     Barnesville School Issue,
     RB (A) (B) (C)
     3.500%, 09/01/24                                      2,870         2,870
   Prince Georges County, Housing
     Authority, Largo-Oxford Project,
     RB Pre-Refunded @ 100 (D)
     4.500%, 12/01/01                                        500           500
                                                                    ----------
                                                                        24,520
                                                                    ----------
MASSACHUSETTS -- 0.7%
   Massachusetts State, Bay Transportation
     Authority, General Transportation
     Systems Project, GO (A) (B)
     2.950%, 03/01/14                                      1,000         1,000
   Massachusetts State, Development
     Finance Authority, Scandinavian
     Living Center Project,
     RB (A) (B) (C)
     3.550%, 11/01/28                                      3,900         3,900
   Massachusetts State, Health &
     Educational Facilities Authority,
     Charlton Memorial Hospital
     Project, Ser B, RB
     Pre-Refunded @ 102 (D)
     7.250%, 07/01/01                                      3,300         3,432
                                                                    ----------
                                                                         8,332
                                                                    ----------

================================================================================

--------------------------------------------------------------------------------
                                                         FACE
                                                      AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
MICHIGAN -- 2.2%
   Bay City, School District
     Authority, GO
     4.800%, 08/28/01                                    $ 3,600    $    3,604
   Birmingham, Economic
     Development Authority,
     Brown Street Project,
     RB (A) (B) (C)
     4.030%, 12/01/18                                      1,095         1,095
   Dearborn, Economic Development
     Authority, Oakwood Obligated
     Group Project, Ser A, RB,
     MBIA Pre-Refunded @ 102 (D)
     6.950%, 08/15/01                                      1,050         1,083
   Farmington Hills, Economic
     Development Authority,
     Brookfield Building Association
     Project, RB (A) (B) (C)
     3.750%, 11/01/10                                      1,930         1,930
   Michigan State, Housing
     Development Authority,
     Harbortown Project,
     RB (A) (B) (C)
     3.780%, 06/01/04                                      1,900         1,900
   Michigan State, Job Development
     Authority, Gordon Food Service
     Project, RB  (A) (B) (C)
     3.600%, 08/01/15                                      3,720         3,720
   Michigan State, Job Development
     Authority, Kentwood Residence
     Project, RB (A) (B) (C)
     3.650%, 11/01/14                                      2,400         2,400
   Michigan State, Municipal Bond
     Authority, Ser C-2, RAN
     5.000%, 08/23/01                                      3,000         3,010
   Michigan State, Strategic Fund,
     Pilgrim Manor Project,
     RB (A) (B) (C)
     3.600%, 05/01/20                                      4,000         4,000
   Northville Township, Economic
     Development Authority, Thrifty
     Northville Project,
     RB (A) (B) (C)
     3.625%, 05/01/14                                      1,500         1,500
   Plymouth Township, Economic
     Development Authority, Key
     International Manufacturing
     Project, RB (A) (B) (C)
     4.000%, 07/01/04                                      2,150         2,150
                                                                    ----------
                                                                        26,392
                                                                    ----------

--------------------------------------------------------------------------------
                                                         FACE
                                                      AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
MINNESOTA -- 1.5%
   Bloomington, Commercial
     Development Authority, ATS II
     Project, RB (A) (B) (C)
     3.910%, 03/01/12                                    $ 3,080    $    3,080
   Brooklyn, Center Development
     Authority, Brookdale Office Park
     Project, RB (A) (B) (C)
     3.590%, 12/01/14                                      2,860         2,860
   Mankato, Pollution Control
     Authority, Northern States
     Power Project, RB (A) (B)
     3.400%, 03/01/11                                      3,400         3,400
   Minneapolis, People Serving People
     Project, Ser B, RB (A) (B) (C)
     3.250%, 10/01/21                                      4,000         4,000
   Minnesota State, School Districts,
     Ser B, TAN
     5.000%, 08/17/01                                      2,500         2,508
   Roseville, Multi-Family Housing
     Authority, Rosepointe II
     Project, RB (A) (B) (E)
     3.590%, 09/01/27                                      1,465         1,465
                                                                    ----------
                                                                        17,313
                                                                    ----------
MISSISSIPPI -- 0.9%
   Bend Area, Education Agency,
     No. 9, TAW (C)
     5.250%, 07/06/01                                      1,650         1,651
   Desoto County, Industrial
     Development Authority, American
     Soap Project, RB (A) (B) (C)
     5.015%, 12/01/08                                        900           900
   Flowood, Multi-Family Housing
     Authority, Reflection Pointe
     Apartments Project, RB (A) (B) (C)
     3.650%, 12/01/27                                      5,880         5,880
   Prentiss County, Industrial
     Development Authority,
     Heidelberg Eastern Project,
     Ser A, RB (A) (B) (C)
     3.750%, 10/01/17                                      2,500         2,500
                                                                    ----------
                                                                        10,931
                                                                    ----------
MISSOURI -- 6.1%
   Boatmens, Saint Louis, Grantor Trust,
     Ser 1996A, COP (A) (B) (C)
     3.350%, 06/30/01                                     11,970        11,970
   Clayton, Industrial Development
     Authority, Bailey Court Project,
     RB (A) (B) (C)
     3.620%, 01/01/09                                      2,900         2,900

STATEMENT OF NET ASSETS
================================================================================
SEI TAX EXEMPT TRUST -- FEBRUARY 28, 2001 (UNAUDITED)

INSTITUTIONAL TAX FREE FUND--CONTINUED
--------------------------------------------------------------------------------
                                                         FACE
                                                      AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Hannibal, Industrial Development
     Authority, Hannibal Regional
     Healthcare Systems Project, RB
     Pre-Refunded @ 105 (D)
     9.500%, 09/01/01                                    $ 2,250    $    2,413
   Jackson County, Industrial
     Development Authority, YMCA
     Greater Kansas City Project,
     Ser A, RB (A) (B) (C)
     3.300%, 11/01/15                                      1,400         1,400
     3.300%, 11/01/16                                      1,400         1,400
   Kansas City, Industrial
     Development Authority, Aspen
     Springs Apartment Project,
     RB (A) (B) (C)
     3.600%, 09/01/25                                      2,350         2,350
   Macon City, Industrial
     Development Authority,
     Healthcare Realty Macon
     Project, RB (A) (B) (C)
     4.300%, 01/01/11                                      1,880         1,880
   Missouri State, Health &
     Educational Facilities
     Authority, Drury College
     Project, RB (A) (B) (C)
     3.250%, 08/15/24                                        790           790
   Missouri State, Health &
     Educational Facilities Authority,
     Kansas City Art Institute
     Project, RB (A) (B) (C)
     3.300%, 11/01/29                                      5,300         5,300
   Missouri State, Health &
     Educational Facilities Authority,
     Lutheran Senior Services
     Project, RB (A) (B) (C)
     3.260%, 02/01/31                                     14,000        14,000
   Missouri State, Health &
     Educational Facilities Authority,
     Pooled Hospital Loan Program,
     Ser A, RB (A) (B)
     3.200%, 08/01/29                                      4,700         4,700
   Osage Beach, Industrial
     Development Authority,
     Healthcare Realty Project,
     RB (A) (B) (C)
     4.300%, 01/01/11                                      1,780         1,780
   St. Charles County, Industrial
     Development Authority, Sun River
     Village Project, RB (A) (B) (C)
     3.570%, 12/01/27                                     11,300        11,300

--------------------------------------------------------------------------------
                                                         FACE
                                                      AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   St. Louis County, Industrial
     Development Authority,
     Friendship Village Project,
     RB (A) (B) (C)
     3.300%, 09/01/21                                    $ 5,615    $    5,615
   St. Louis County, Industrial
     Development Authority,
     Schnuck Markets Kirkwood
     Project, RB (A) (B) (C)
     3.780%, 12/01/15                                      4,350         4,350
                                                                    ----------
                                                                        72,148
                                                                    ----------
NEBRASKA -- 0.1%
   Buffalo County, Industrial
     Development Authority,
     Agrex Project, RB (A) (B)
     3.400%, 02/01/15                                      1,000         1,000
                                                                    ----------
NEW JERSEY -- 0.8%
   Camden, Ser A, BAN
     5.500%, 06/14/01                                      2,700         2,703
   New Jersey State, Economic
     Development Authority, Urban
     Renewal Project, RB (A) (B) (C)
     3.950%, 04/01/19                                      2,000         2,000
   North Hudson, Sewer
     Authority, AN
     5.000%, 03/30/01                                      5,100         5,100
                                                                    ----------
                                                                         9,803
                                                                    ----------
NEW MEXICO-- 0.8%
   Albuquerque, Health Authority,
     Lovelace Respiratory Project,
     Ser A, RB (A) (B) (C)
     3.500%, 10/01/25                                      7,000         7,000
   Albuquerque, Metropolitan
     Redevelopment Authority,
     Springer Square Project,
     RB (A) (B) (C)
     4.150%, 11/01/17                                      3,000         3,000
                                                                    ----------
                                                                        10,000
                                                                    ----------
NEW YORK -- 2.3%
   Hempstead, Union Free School
     District, TAN
     5.000%, 06/28/01                                      8,000         8,006
   Nassau County, RAN
     6.000%, 04/12/01                                      7,000         7,012

================================================================================

--------------------------------------------------------------------------------
                                                         FACE
                                                      AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   New York City, Municipal
     Assistance Authority,
     Ser G, GO
     5.500%, 07/01/01                                    $ 4,000    $    4,028
   New York State, Board of
     Cooperative Educational
     Services, RAN
     5.125%, 06/29/01                                      8,000         8,007
                                                                    ----------
                                                                        27,053
                                                                    ----------
NORTH DAKOTA -- 0.1%
   Bismarck, Public School
     District No. 1, GO
     4.400%, 05/01/01                                      1,105         1,105
                                                                    ----------
OHIO -- 2.8%
   Amherst, Exempt Village School
     District, BAN
     4.250%, 07/31/01                                      4,000         4,016
   Athens County, Port Authority,
     Housing for Ohio Project,
     RB (A) (B) (C)
     3.600%, 06/01/32                                      8,085         8,085
   Franklin County, Industrial
     Development Authority,
     Capitol South Community
     Redevelopment Project,
     RB (A) (B) (C)
     3.800%, 12/01/05                                      2,615         2,615
   Hamilton, Local School District
     Authority, BAN
     4.000%, 07/12/01                                      2,200         2,205
   Highland County, Industrial
     Development Authority, Lancaster
     Colony Project, RB (A) (B) (C)
     4.550%, 09/01/05                                      1,100         1,100
   Ohio State, American Municipal
     Power Authority, Galion
     Project, BAN
     4.700%, 11/15/01                                      2,000         2,000
   Ohio State, Higher Educational
     Facility Authority, Xavier
     University Project,
     Ser B, RB (A) (B) (C)
     3.550%, 11/01/30                                      7,000         7,000

--------------------------------------------------------------------------------
                                                         FACE
                                                      AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Stark County, Healthcare Facilities
     Authority, Canton Christian Home
     Project, RB (A) (B) (C)
     4.550%, 09/01/15                                    $ 1,170    $    1,170
     4.400%, 09/15/16                                      1,410         1,410
   Stark County, Industrial
     Development Authority,
     Crane Plumbing Project,
     RB (A) (B) (C)
     3.900%, 09/01/01                                      3,500         3,500
   Trumbull County, Industrial
     Development Authority,
     Howland Association
     Project, RB (A) (B) (C)
     3.650%, 10/01/01                                        150           150
                                                                    ----------
                                                                        33,251
                                                                    ----------
OKLAHOMA-- 3.2%
   Claremore, Industrial &
     Redevelopment Authority,
     Worthington Cylinder
     Project, RB (A) (B) (C)
     3.600%, 01/01/11                                        680           680
   Oklahoma County, Finance
     Authority, Housing Preservation
     Project, RB (A) (B)
     3.620%, 01/01/33                                      5,000         5,000
   Oklahoma State, Development
     Finance Authority, Oklahoma
     Hospital Association Project,
     Ser A, RB (A) (B)
     3.200%, 01/01/30                                      5,700         5,700
   Oklahoma State, Rural Enterprises
     Authority, Governmental Financing
     Project, Ser A, RB (A) (B)
     3.200%, 10/01/30                                      6,000         6,000
   Tulsa, Industrial Development
     Authority, Tulsa County Housing
     Fund Project, RB, AIG (A) (B)
     3.620%, 10/01/32                                     12,000        12,000
   Tulsa County, Industrial Healthcare
     Authority, Laureate Psychiatric
     Project, RB (A) (B)
     4.500%, 12/15/08                                      8,500         8,500
                                                                    ----------
                                                                        37,880
                                                                    ----------
OREGON -- 2.1%
   Clackamas County, Hospital Facility
     Authority, Senior Living Facility,
     Mary Woods Project,
     Ser C, RB (A) (B) (C)
     3.700%, 05/15/29                                      8,900         8,900

STATEMENT OF NET ASSETS
================================================================================
SEI TAX EXEMPT TRUST -- FEBRUARY 28, 2001 (UNAUDITED)

INSTITUTIONAL TAX FREE FUND--CONTINUED
--------------------------------------------------------------------------------
                                                         FACE
                                                      AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Hillsboro, Graduate Center Project,
     RB (A) (B) (C)
     3.600%, 06/01/09                                    $ 3,300    $    3,300
   Hillsboro, Graduate Institute
     Project, RB (A) (B) (C)
     3.600%, 08/01/11                                      3,750         3,750
   Medford, Hospital Facilities
     Authority, Continued Care
     Retirement Project, RB (A) (B) (C)
     3.300%, 05/15/27                                      8,000         8,000
   Oregon State, Health, Housing,
     Educational & Cultural Authority,
     Saint Vincent De Paul Project,
     Ser A, RB (A) (B) (C)
     3.650%, 03/01/19                                      1,225         1,225
                                                                    ----------
                                                                        25,175
                                                                    ----------
PENNSYLVANIA -- 6.4%
   Allegheny County, Industrial
     Development Authority, Jewish
     Home & Hospital Project,
     Ser B, RB (A) (B) (C)
     3.600%, 10/01/26                                      1,500         1,500
   Allegheny County, Ser C-50,
     GO (A) (B)
     4.500%, 05/01/27                                      7,500         7,500
   Allentown, Commercial &
     Industrial Development
     Authority, Diocese of Allentown
     Project, RB (A) (B) (C)
     3.100%, 12/01/29                                      5,000         5,000
   Clarion County, Industrial
     Development Authority, Meritcare
     Project, Ser A, RB (A) (B) (C)
     3.600%, 12/01/12                                        400           400
   Dallastown, Area School District
     GO, FGIC (A) (B)
     3.550%, 05/01/20                                      1,500         1,500
   Dauphin County, General Authority,
     Allhealth Pooled Financing
     Program, Ser B, RB, FSA (A) (B)
     3.200%, 10/01/27                                      4,000         4,000
   Dauphin County, General Authority,
     RB, AMBAC (A) (B)
     4.450%, 09/01/32                                      2,600         2,629
   Hazleton, Industrial Development
     Authority, MMI Preparatory
     School Project, RB (A) (B) (C)
     3.600%, 10/01/24                                      1,700         1,700
   Lancaster, Higher Education
     Authority, Franklin & Marshall
     College Project, RB (A) (B)
     3.570%, 04/15/27                                      4,140         4,140

--------------------------------------------------------------------------------
                                                         FACE
                                                      AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Lancaster County, Hospital
     Authority, Luthercare Health
     Center Project, RB (A) (B) (C)
     3.570%, 02/15/29                                    $ 4,200    $    4,200
   Lancaster County, Hospital
     Authority, Quarryville
     Presbyterian, RB (A) (B) (C)
     3.530%, 05/15/30                                      5,300         5,300
   Montgomery County, Higher
     Education & Health Authority,
     William Penn Charter School
     Project, RB (A) (B) (C)
     3.600%, 07/01/17                                      2,500         2,500
   Pennsylvania State, Economic
     Development Financing
     Authority, Philadelphia Project,
     Ser J4, RB (A) (B) (C)
     3.600%, 11/01/30                                      7,000         7,000
   Philadelphia, Industrial
     Development Authority,
     Germantown Home Project,
     RB (A) (B) (C)
     3.600%, 01/01/30                                      9,665         9,665
   Philadelphia, Industrial
     Development Authority, Inglis
     House Project, RB (A) (B) (C)
     3.750%, 05/01/17                                      9,000         9,000
   Philadelphia, Ser A, TRAN
     5.000%, 06/29/01                                      2,500         2,505
   South Fork, Municipal Hospital
     Authority, Lee Hospital Project,
     Ser B, RB (A) (B) (C)
     3.550%, 07/01/23                                      1,940         1,940
   University of Pittsburgh, Universal
     Capital Project, Ser A,
     RB (A) (B)
     3.200%, 09/15/24                                      4,400         4,400
                                                                    ----------
                                                                        74,879
                                                                    ----------
RHODE ISLAND -- 0.2%
   Rhode Island State, Convention
     Center Authority, Ser A, RB,
     MBIA Pre-Refunded @ 102 (D)
     6.650%, 05/15/01                                      2,000         2,049
                                                                    ----------
SOUTH CAROLINA -- 0.4%
   Georgetown County, School
     District Authority, GO, MBIA
     6.500%, 03/01/02                                      1,295         1,335
   Sumter County, Industrial
     Development Authority, Bendix
     Project, RB (A) (B) (C)
     3.800%, 12/01/02                                      4,000         4,000
                                                                    ----------
                                                                         5,335
                                                                    ----------

================================================================================

--------------------------------------------------------------------------------
                                                         FACE
                                                      AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
SOUTH DAKOTA -- 0.1%
   South Dakota, Housing
     Development Authority,
     Homeownership Mortgage
     Project, Ser A, RB
     5.000%, 05/01/01                                    $ 1,000    $    1,001
                                                                    ----------
TENNESSEE -- 4.4%
   Cleveland, Industrial Development
     Board, YMCA MET Chattanooga
     Project, RB (A) (B) (C)
     3.500%, 07/01/19                                        400           400
   Hamilton County, Industrial
     Development Board Authority,
     Trade Center Hotel Association
     Project, Ser A, RB (A) (B) (C)
     3.600%, 09/01/16                                      5,533         5,533
   Knox County, Health, Educational
     & Housing Facilities Authority,
     Catholic Healthcare Project,
     Ser A, RB (A) (B)
     3.250%, 12/01/27                                      7,900         7,900
   Knox County, Health, Educational
     & Housing Facilities Authority,
     Child & Family Services
     Project, RB (A) (B) (C)
     3.500%, 07/01/14                                      1,900         1,900
   Knox County, Health, Educational
     & Housing Facilities Authority,
     THA Solutions Group Project,
     RB (A) (B)
     3.200%, 05/01/29                                     19,500        19,500
   Memphis, Health, Educational
     & Housing Facilities Authority,
     Not-For-Profit Multi-Family
     Housing Program, RB (A) (B)
     3.620%, 08/01/32                                      7,400         7,400
   Memphis, Ser A, GO (A) (B)
     3.250%, 08/01/03                                        700           700
   Memphis-Shelby County, Industrial
     Development Board Authority,
     UT Medical Group Project,
     RB (A) (B) (C)
     3.550%, 03/01/24                                      5,600         5,600
   Metropolitan Nashville & Davidson
     County, Toys 'R' Us Project,
     RB (A) (B) (C)
     3.900%, 09/01/14                                      1,030         1,030

--------------------------------------------------------------------------------
                                                         FACE
                                                      AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Shelby County, Health, Educational
     & Housing Facilities Authority,
     Saint Peter Villa Project,
     RB (A) (B) (C)
     3.650%, 11/01/22                                    $ 2,920    $    2,920
                                                                    ----------
                                                                        52,883
                                                                    ----------
TEXAS -- 4.3%
   Alief, Independent School
     District, GO  (C)
     7.000%, 02/15/02                                      1,000         1,035
   Austin County, Industrial
     Development Authority,
     Crabar Business Systems
     Project, RB (A) (B) (C)
     3.600%, 11/01/02                                      1,980         1,980
   Austin, Higher Educational
     Authority, Concordia University
     at Austin Project, RB (A) (B) (C)
     3.150%, 04/01/25                                      2,700         2,700
   Brazo River, Hoffman-LaRoche
     Project, Ser 85, RB (A) (B) (C)
     3.625%, 04/01/02                                      1,000         1,000
   Corpus Christi, Industrial
     Development Authority, Texas-Air
     Investment Project, RB (A) (B) (C)
     3.600%, 08/01/11                                      4,145         4,145
   Gulf Coast, Waste Disposal
     Authority, Armco Project,
     RB (A) (B) (C)
     3.600%, 12/01/08                                      4,750         4,750
   Harris County, Healthcare Facilities
     Development Authority, Sisters of
     Charity Project, RB
     Pre-Refunded @ 102 (D)
     7.100%, 07/01/01                                      8,000         8,228
   Harris County, Multi-Family
     Housing Authority, Greenhouse
     Development Project,
     RB (A) (B) (C)
     3.875%, 04/01/07                                      3,585         3,585
   Houston, Hotel Occupancy
     Customer Receipts Project, Ser A,
     RB Pre-Refunded @ 100 (D)
     7.000%, 07/01/01                                      2,000         2,017
   Houston, Public Improvement,
     Ser A, GO
     5.000%, 03/01/01                                      2,000         2,000

STATEMENT OF NET ASSETS
================================================================================
SEI TAX EXEMPT TRUST -- FEBRUARY 28, 2001 (UNAUDITED)

INSTITUTIONAL TAX FREE FUND--CONCLUDED
--------------------------------------------------------------------------------
                                                         FACE
                                                      AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Tarrant County, Multi-Family
     Housing Finance Authority,
     Amherst Association Project,
     RB (A) (B) (C)
     3.250%, 12/01/07                                    $ 1,500    $    1,500
   Texas State, TRAN
     5.250%, 08/31/01                                     15,000        15,070
   Trinity River, Industrial
     Development Authority, Trinity
     River Project, RB (A) (B) (C)
     3.625%, 11/01/14                                      2,000         2,000
   Waxahachie, Industrial
     Development Authority, Dart
     Container Project, RB (A) (B)
     3.600%, 04/01/06                                      1,800         1,800
                                                                    ----------
                                                                        51,810
                                                                    ----------
VERMONT -- 0.8%
   Vermont State, Educational &
     Health Buildings Financing
     Authority, Capital Asset Financing
     Project, Ser 1, RB (A) (B) (C)
     3.550%, 06/01/22                                      2,875         2,875
   Vermont State, Educational &
     Health Buildings Financing
     Authority, Marlboro College
     Project, Ser A, RB (A) (B) (C)
     3.500%, 10/01/30                                      4,000         4,000
   Vermont State, Student Assistance
     Authority, Student Loan Bonds,
     Ser 85, RB (A) (B) (C)
     4.250%, 01/01/04                                      2,140         2,140
                                                                    ----------
                                                                         9,015
                                                                    ----------
VIRGINIA -- 0.5%
   Norfolk, Industrial Development
     Authority, Toys 'R' Us Project,
     RB (A) (B) (C)
     3.780%, 03/01/16                                      1,425         1,425
   Virginia State, Water & Sewer
     Resource Authority, Henrico
     County Project, RB (A) (B)
     3.600%, 10/01/28                                      5,000         5,000
                                                                    ----------
                                                                         6,425
                                                                    ----------
WEST VIRGINIA -- 1.6%
   Charleston, Building Commission
     Parking Facility Authority,
     Charleston Town Center Project,
     Ser A, RB (A) (B) (C)
     3.600%, 12/01/16                                     11,635        11,635

--------------------------------------------------------------------------------
                                                         FACE
                                                      AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Parkersburg, Industrial
     Development Authority,
     B-H Associates Project,
     RB (A) (B) (C)
     3.875%, 10/01/14                                    $ 3,500    $    3,500
   Putnam County, Industrial
     Development Authority, FMC
     Project, RB (A) (B) (C)
     4.150%, 10/01/11                                      3,400         3,400
                                                                    ----------
                                                                        18,535
                                                                    ----------
WISCONSIN -- 5.7%
   Campbellsport, School District,
     BAN
     4.650%, 08/01/01                                      1,800         1,801
   Greenfield, School District
     Authority, TRAN
     4.610%, 09/28/01                                      4,600         4,600
   Hortonville, School District
     Authority, TRAN
     4.610%, 10/30/01                                      3,250         3,250
   Lake Mills, School District
     Authority, TRAN
     4.660%, 09/05/01                                      2,000         2,000
   Menomonee Falls, Industrial
     Development Authority,
     Maysteel Project, RB (A) (B) (C)
     3.600%, 11/01/14                                      3,000         3,000
   Northland Pines, School District
     Authority, TRAN
     4.625%, 09/07/01                                      5,000         5,002
   Pleasant Prairie, Ser A, BAN
     4.750%, 12/01/01                                      1,500         1,513
   Sheboygan County, GO
     3.450%, 05/01/01                                      1,505         1,506
   Stoughton, School District
     Authority, TRAN
     4.600%, 10/30/01                                      4,900         4,901
   Williams Bay, School District
     Authority, TRAN
     4.750%, 08/24/01                                      1,300         1,301
   Wisconsin, Rural Water Construction
     Authority, Ser B, TRAN
     5.250%, 02/15/02                                      4,000         4,075
   Wisconsin State, Health &
     Educational Facilities Authority,
     Madison Family Medicine
     Project, RB (A) (B) (C)
     3.600%, 05/01/21                                      5,500         5,500
   Wisconsin State, Health &
     Educational Facilities Authority,
     Ministry Healthcare Project,
     Ser A, RB (A) (B)
     3.250%, 08/01/29                                     10,650        10,650

================================================================================

--------------------------------------------------------------------------------
                                                         FACE
                                                      AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Wisconsin State, Health &
     Educational Facilities Authority,
     Ministry Healthcare Project,
     Ser B, RB (A) (B)
     3.250%, 08/01/29                                    $18,850    $   18,850
                                                                    ----------
                                                                        67,949
                                                                    ----------
WYOMING -- 0.1%
   Cheyenne County, Economic
     Development Authority,
     Holiday Inn Project, RB (A) (B) (C)
     4.600%, 10/01/10                                      1,650         1,650
                                                                    ----------
                                                                         1,650
                                                                    ----------
MULTI-STATE -- 4.9%
   GAF, Tax Exempt Bond Grantor Trust
     Ser A, RB (A) (B) (C)
     4.800%, 04/01/08                                      4,480         4,480
     4.050%, 04/01/08                                      2,520         2,520
   Greystone, Tax Exempt Certificate
     Trust Authority, Senior Certificate
     of Beneficial Ownership Project,
     Ser A, COP (A) (B) (C)
     3.640%, 07/01/05                                      6,165         6,165
   Greystone, Tax Exempt Certificate
     Trust Authority, Senior Certificate
     of Beneficial Ownership Project,
     Ser 1, RB (A) (B) (C)
     3.660%, 05/01/28                                     17,230        17,230
   Greystone, Tax Exempt Certificate
     Trust Authority, Senior Certificate
     of Beneficial Ownership Project,
     Ser 98-2, RB (A) (B) (C)
     3.660%, 12/01/14                                     26,000        26,000
   McDonald Tax Exempt Mortgage
     Trust, No. 1, RB (A)(B)(E)
     4.750%, 01/15/09                                      1,925         1,925
   Northwest Mutual Life Insurance
     Tax Exempt Mortgage Trust
     Project, RB(A)(B)(C)                                    322           322
                                                                    ----------
                                                                        58,642
                                                                    ----------
Total Municipal Bonds
   (Cost $1,210,140)                                                 1,210,140
                                                                    ----------
Total Investments -- 101.6%
   (Cost $1,210,140)                                                 1,210,140
                                                                    ----------
Other Assets and Liabilities, Net -- (1.6%)                            (18,534)
                                                                    ----------

--------------------------------------------------------------------------------

                                                                    VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares of Class A (unlimited
   authorization -- no par value) based
   on 947,895,692 outstanding shares
   of beneficial interest                                           $  947,720
Portfolio Shares of Class B (unlimited
   authorization -- no par value) based
   on 179,084,728 outstanding shares
   of beneficial interest                                              179,085
Portfolio Shares of Class C (unlimited
   authorization -- no par value) based
   on 64,839,383 outstanding shares
   of beneficial interest                                               64,839
Undistributed net investment income                                         17
Accumulated net realized loss
   on investments                                                          (55)
                                                                    ----------
 Total Net Assets--100.0%                                           $1,191,606
                                                                    ==========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE -- CLASS A                                 $1.00
                                                                    ==========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE -- CLASS B                                 $1.00
                                                                    ==========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE -- CLASS C                                 $1.00
                                                                    ==========
AIG      AMERICAN INSURANCE GUARANTY
AMBAC    AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
BAN      BOND ANTICIPATION NOTE
COP      CERTIFICATE OF PARTICIPATION
FGIC     FINANCIAL GUARANTY INSURANCE COMPANY
FHLB     FEDERALHOME LOAN BANK
FNMA     FEDERAL NATIONAL MORTGAGE ASSOCIATION
FSA      FINANCIAL SECURITY ASSISTANCE
GO       GENERAL OBLIGATION
MBIA     MUNICIPAL BOND INSURANCE ASSOCIATION
RAN      REVENUE ANTICIPATION NOTE
RB       REVENUE BOND
SER      SERIES
TAN      TAX ANTICIPATION NOTE
TAW      TAX ANTICIPATION WARRANT
TRAN     TAX & REVENUE ANTICIPATION NOTE
(A) FLOATING RATE SECURITY -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON FEBRUARY 28, 2001.
(B) PUT AND DEMAND FEATURE -- THE DATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE FINAL MATURITY, NOT THE NEXT RESET OR PUT DATE.
(C) SECURITIES ARE HELD IN CONJUNCTION WITH A LETTER OF CREDIT FROM A MAJOR BANK OR FINANCIAL INSTITUTION.
(D) PRE-REFUNDED SECURITY -- THE MATURITY DATE SHOWN IS THE PRE-REFUNDED DATE.
(E) SECURITIES ARE COLLATERALIZED UNDER AN AGREEMENT FROM FHLB/FNMA.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
================================================================================
SEI TAX EXEMPT TRUST -- FEBRUARY 28, 2001 (UNAUDITED)

PENNSYLVANIA TAX FREE FUND
--------------------------------------------------------------------------------
                                                         FACE
                                                      AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 98.0%
PENNSYLVANIA -- 95.3%
   Allegheny County, Hospital
     Development Authority,
     Presbyterian University Hospital
     Project, Ser B2, RB (A) (B) (C)
     3.500%, 03/01/18                                     $  585       $   585
   Allegheny County, Industrial
     Development Authority,
     Longwood At Oakmont
     Project, Ser D, RB (A) (B) (C)
     3.150%, 07/01/27                                        300           300
   Allegheny County, Ser C-50,
     GO (A) (B)
     4.500%, 05/01/27                                      1,000         1,000
   Allentown, Industrial Development
     Authority, Diocese of Allentown
     Project, RB (A) (B) (C)
     3.100%, 12/01/29                                      2,000         2,000
   Berks County, Industrial
     Development Authority, Rilsan
     Industrial Project, RB (A) (B) (C)
     3.630%, 12/01/04                                      1,600         1,600
   Bucks County, Industrial
     Development Authority, CPC
     International Project, RB (A) (B)
     4.680%, 09/01/05                                      1,000         1,000
   Bucks County, Industrial
     Development Authority, Edgcomb
     Metals Project, RB (A) (B) (C)
     3.500%, 10/01/09                                      1,400         1,400
   Butler County, Hospital Authority,
     North Hills Passavant Hospital
     Project, Ser A, RB, FSA
     Pre-Refunded @ 102 (D)
     6.900%, 06/01/01                                      1,400         1,434
   Butler County, Industrial
     Development Authority,
     Pennzoil Project, RB (A) (B) (C)
     3.800%, 12/01/12                                        600           600
   Chartiers Valley, Industrial &
     Commercial Development
     Authority, Asbury Place Project,
     Ser A, RB (A) (B) (C)
     3.500%, 12/01/26                                      1,570         1,570
   Chartiers Valley, Industrial &
     Commercial Development
     Authority, Parkay Center West
     Project, Ser A, RB (A) (B) (C)
     3.600%, 12/01/01                                      1,255         1,255

--------------------------------------------------------------------------------
                                                         FACE
                                                      AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
   Chester County, Industrial
     Development Authority, The
     Woods Project, RB (A) (B) (C)
     3.600%, 03/31/15                                     $1,150       $ 1,150
   Clarion County, Industrial
     Development Authority,
     Meritcare Project, Ser A, RB
      (A) (B) (C)
     3.600%, 12/01/12                                        400           400
   Delaware County, Industrial
     Development Authority, Sunoco
     Project, RB (A) (B) (C)
     3.200%, 11/01/33                                        800           800
   Delaware County, Pennsylvania
     College Authority, Neumann
     College Project, Ser B, RB (A) (B) (C)
     3.600%, 10/01/27                                        800           800
   East Hempfield Township, Industrial
     Development Authority,
     The Mennonite Home Project,
     RB (A) (B) (C)
     3.570%, 08/15/17                                      1,685         1,685
   Harbor Creek, State School
     District Authority, GO
     4.750%, 07/01/01                                      1,300         1,301
   Lancaster County, Hospital Authority,
     Quarryville Presbyterian Project,
     RB (A) (B) (C)
     3.530%, 05/15/30                                      1,700         1,700
   Lebanon County, Industrial
     Development Authority,
     Aluminum Company of America
     Project, Ser 92, RB (A) (B)
     3.500%, 09/01/11                                      2,020         2,020
   Lehigh County, General Purpose
     Authority, Wiley House Project,
     RB Pre-Refunded @ 102 (D)
     9.500%, 11/01/01                                      1,000         1,056
   Lehigh County, Industrial
     Development Authority, Allegheny
     Electric Project, RB (A) (B) (C)
     4.250%, 06/01/14                                        100           100
   Lehigh County, Water & Sewer
     Authority, Ser B, RB, FGIC (A) (B)
     3.050%, 03/15/05                                        165           165
   Lehigh County, Water Authority,
     RB, FGIC (A) (B)
     3.050%, 11/01/04                                        385           385
   Moon Township, Industrial
     Development Authority, Executive
     Office Association Project,
     RB (A) (B) (C)
     3.600%, 11/01/12                                        550           550

================================================================================

--------------------------------------------------------------------------------
                                                         FACE
                                                      AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
   Pennsylvania State, Higher
     Education Facility, Temple
     University, Ser 1, RB, MBIA
     Pre-Refunded @ 102 (D)
     6.500%, 04/01/01                                     $  600       $   613
   Pennsylvania State, Higher
     Education Facility, University
     of Pennsylania, Ser B, RB
     7.000%, 09/01/01                                      1,500         1,520
   Pennsylvania State, Ser 2-A, GO
     Pre-Refunded @ 101.5 (D)
     6.500%, 11/01/01                                      1,000         1,029
   Pennsylvania State, Southeastern
     Transportation Authority,
     RB, FGIC
     5.250%, 03/01/01                                        525           525
   Philadelphia, Hospital & Higher
     Education Facility Authority,
     Philadelphia School Project,
     Ser A-3, RB (A) (B) (C)
     3.600%, 03/01/19                                      1,500         1,500
   Philadelphia, Industrial
     Development Authority,
     City Line Holiday Inn Project,
     Ser 96, RB (A) (B) (C)
     3.250%, 12/01/08                                      1,400         1,400
   Philadelphia, Industrial
     Development Authority,
     Inglis House Project,
     RB (A) (B) (C)
     3.750%, 05/01/17                                      1,500         1,500
   Philadelphia, Pennsylvania Gas
     Works Authority, Ser 13, RB
     Pre-Refunded @ 102 (D)
     7.700%, 06/15/01                                        250           257
   Philadelphia, Redevelopment
     Authority, Rivers Edge
     Project, RB (A) (B) (C)
     3.300%, 12/01/09                                      1,400         1,400
   Philadelphia, Ser A, TRAN
     5.000%, 06/29/01                                      1,500         1,503
   Pittsburgh, Water & Sewer
     Authority, Ser A, RB, FGIC (E)
     6.500%, 09/01/01                                      2,000         2,021
   Union County, Hospital Authority,
     United Methodist  Continuing
     Care Services Project, Ser B,
     RB (A) (B) (C)
     3.350%, 04/01/27                                      1,075         1,075
   University of Pittsburgh, Universal
     Capital Project, Ser A,
     RB (A) (B)
     3.200%, 09/15/24                                        200           200

--------------------------------------------------------------------------------
                                                         FACE
                                                      AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
   York, General Pooled Finance
     Authority, RB, AMBAC (A) (B)
     3.500%, 09/01/26                                     $  600    $      600
                                                                       -------
                                                                        39,999
                                                                       -------
VIRGIN ISLANDS -- 2.7%
   Virgin Islands, Water & Power
     Authority, Ser A, RB
     Pre-Refunded @ 102 (D)
     7.400%, 07/01/01                                      1,120         1,151
                                                                       -------
Total Municipal Bonds
   (Cost $41,150)                                                       41,150
                                                                       -------
Total Investments -- 98.0%
   (Cost $41,150)                                                      $41,150
                                                                       -------
Other Assets and Liabilities, Net -- 2.0%                                  817
                                                                       -------

NET ASSETS:
Portfolio Shares of Class A (unlimited
   authorization -- no par value) based
   on 41,987,887 outstanding shares
   of beneficial interest                                               41,988
Distribution in excess of net investment income                             (1)
Accumulated net realized loss
   on investments                                                          (20)
                                                                       -------
 Total Net Assets--100.0%                                              $41,967
                                                                       =======
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE -- CLASS A                                 $1.00
                                                                       =======
AMBAC    AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
ETM      ESCROWED TO MATURITY
FGIC     FINANCIAL GUARANTY INSURANCE COMPANY
FSA      FINANCIAL SECURITY ASSISTANCE
GO       GENERAL OBLIGATION
MBIA     MUNICIPAL BOND INSURANCE ASSOCIATION
RB       REVENUE BOND
SER      SERIES
TRAN     TAX AND REVENUE ANTICIPATION NOTE
(A) FLOATING RATE SECURITY -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON FEBRUARY 28, 2001.
(B) PUT AND DEMAND FEATURE -- THE DATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE FINAL MATURITY DATE, NOT THE NEXT RESET OR PUT DATE.
(C) SECURITIES ARE HELD IN CONNECTION WITH LETTER OF CREDIT FROM A MAJOR COMMERCIAL BANK OR FINANCIAL INSTITUTION.
(D) PRE-REFUNDED SECURITY -- THE MATURITY DATE SHOWN IS THE PRE-REFUNDED DATE.
(E) SECURITY IS ESCROWED TO MATURITY.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
================================================================================
SEI TAX EXEMPT TRUST -- FEBRUARY 28, 2001 (UNAUDITED)

INTERMEDIATE-TERM MUNICIPAL FUND
--------------------------------------------------------------------------------
                                                         FACE
                                                      AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 98.7%
ALABAMA -- 0.7%
   Alabama State, Docks Facility
     Department, RB, MBIA
     6.000%, 10/01/08                                    $ 1,000      $  1,121
   Alabama State, Private Colleges
     & Universities, Tuskegee
     University Project, Ser A, RB (C)
     Callable 09/01/06 @ 102
     5.700%, 09/01/10                                        825           881
     5.700%, 09/01/11                                        870           928
   Alabama State, Special Care
     Facilities Financing Authority,
     Charity Obligation Group
     Project, Ser A, RB (D)
     5.000%, 11/01/06                                      2,700         2,848
   Baldwin County, Eastern Shore
     Healthcare Authority, RB, AMBAC
     5.000%, 04/01/06                                      1,025         1,062
                                                                      --------
                                                                         6,840
                                                                      --------
ALASKA -- 1.6%
   Alaska State, Energy Power
     Authority, Bradley Lake
     Project, Ser 3, RB, FSA
     6.000%, 07/01/12                                      3,980         4,482
   Alaska State, Energy Power
     Authority, Bradley Lake
     Project, Ser 4, RB, FSA
     6.000%, 07/01/14                                      2,920         3,285
   Alaska State, Housing Finance
     Authority, State Capital Project,
     Ser B-2, RB, MBIA
     5.500%, 06/01/05                                      3,600         3,780
   Anchorage, Electric Utility Authority,
     Senior Lien, RB, MBIA
     8.000%, 12/01/06                                      1,775         2,134
     8.000%, 12/01/07                                      1,310         1,608
                                                                      --------
                                                                        15,289
                                                                      --------
ARIZONA -- 5.0%
   Apache County, Industrial
     Development Authority, Tuscon
     Electric Power, Ser 83-A,
     RB (A) (B) (E)
     3.200%, 12/15/18                                        300           300
   Arizona State, Highway
     Transportation Board
     Authority, RB
     5.500%, 07/01/10                                      2,350         2,564
     5.500%, 07/01/11                                      4,000         4,365

--------------------------------------------------------------------------------
                                                         FACE
                                                      AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
   Glendale, Water & Sewer
     Authority, RB, FGIC
     5.750%, 07/01/10                                    $ 4,005      $  4,451
   Maricopa County, Community
     College District, GO
     5.000%, 07/01/07                                      5,500         5,802
   Maricopa County, Unified
     School District No. 48, GO
     7.400%, 07/01/10                                      1,750         2,159
   Maricopa County, Union High
     School District No. 210, GO
     5.000%, 07/01/08                                      2,745         2,893
   Mesa, Utility Systems Authority,
     RB, FGIC
     7.125%, 07/01/11                                      7,000         8,566
   Phoenix, Civic Plaza Building
     Authority, Senior Lien, RB
     Callable 07/01/05 @ 101
     5.900%, 07/01/10                                      3,215         3,452
   Salt River, Agriculture
     Improvement Authority, Salt
     River Project, Ser B, RB
     7.000%, 01/01/05                                      5,000         5,556
     5.800%, 01/01/05                                      5,000         5,350
   Tempe, GO
     8.000%, 07/01/01                                        735           746
   Yuma County, Jail District,
     RB, AMBAC
     6.000%, 07/01/03                                      1,025         1,079
                                                                      --------
                                                                        47,283
                                                                      --------
ARKANSAS -- 0.3%
   Arkansas State, Federal
     Highway Grant, GO
     5.500%, 08/01/08                                      2,800         3,048
                                                                      --------
CALIFORNIA -- 8.0%
   ABAG, Non-Profit Finance
     Authority, Episcopal Homes
     Foundation Project, COP
     5.000%, 07/01/07                                      1,000         1,005
   Anaheim, Public Lease Financing
     Authority, Public Improvements
     Project, Ser C, RB, FSA
     6.000%, 09/01/13                                      2,325         2,697
   California State, GO
     7.000%, 08/01/06                                      1,525         1,758
     7.000%, 10/01/10                                      3,500         4,235
     6.600%, 02/01/09                                      1,000         1,164
     5.750%, 10/01/10                                      3,000         3,364
     5.500%, 10/01/05                                      2,000         2,152
     5.500%, 10/01/06                                      1,500         1,631
     5.250%, 10/01/09                                      2,000         2,165

================================================================================

--------------------------------------------------------------------------------
                                                         FACE
                                                      AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
   California State, GO
     Callable 06/01/06 @ 101
     5.250%, 06/01/12                                    $ 2,645      $  2,774
   California State, GO
     Callable 10/01/02 @ 102
     6.250%, 10/01/19                                      9,000         9,596
   California State, GO, AMBAC
     6.300%, 09/01/10                                      2,000         2,332
   California State, Health Facilities
     Finance Authority, Sisters of
     Providence Project, RB
     5.500%, 10/01/05                                      1,100         1,165
   California State, Housing Finance
     Agency, Home Mortgage
     Project, Ser A, RB, MBIA
     Callable 08/01/06 @ 102
     5.300%, 08/01/14                                        120           120
   California State, Housing Finance
     Agency, Single-Family Mortgage
     Project, Ser C-4-Cl I, RB, FHA
     Callable 08/01/07 @ 101.5
     5.050%, 02/01/17                                      1,800         1,818
   California State, Water Resources,
     Central Valley Water Systems
     Project, Ser Q, RB
     6.000%, 12/01/10                                      5,150         5,903
   California Statewide, Communities
     Development Authority, Health
     Facilities, San Gabriel Valley,
     Ser A, COP (D)
     6.000%, 09/01/06                                      1,000         1,117
   California Statewide, Communities
     Development Authority, Housing
     Authority, Equity Residential
     Project, Ser C, RB
     5.200%, 12/01/29                                      2,750         2,808
   California Statewide, Communities
     Development Authority, St. Joseph's
     Health System Obligation Group,
     COP Callable 07/01/08 @ 101
     5.250%, 07/01/09                                      5,170         5,461
   California Statewide, Communities
     Development Authority, St. Joseph's
     Health System Obligation Group,
     COP, FSA
     5.000%, 07/01/05                                      2,765         2,921
   Elk Grove, Unified School District,
     Community Facilities District No. 1,
     Special Tax, AMBAC
     6.500%, 12/01/07                                      1,000         1,155
   Intercommunity Hospital Financing
     Authority, COP, ACA Insured
     5.000%, 11/01/04                                      2,000         2,052

--------------------------------------------------------------------------------
                                                         FACE
                                                      AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
   Los Angeles County, Capital
     Asset Leasing, RB, AMBAC
     6.000%, 12/01/06                                    $ 1,000      $  1,116
   Los Angeles, Department of Water
     & Electric Power Plant, RB
     9.000%, 10/15/02                                      2,000         2,182
   Los Angeles, Unified School
     District, Multiple Properties
     Project, Ser A, COP, FSA
     5.100%, 10/01/06                                      1,050         1,125
   Los Angeles, Unified School
     District, Ser A, GO, FGIC
     6.000%, 07/01/12                                      1,880         2,174
   Mojave, Water Agency Improvement
     District, M Morongo Basin
     Project, GO, FGIC
     Callable 09/01/06 @ 102
     5.600%, 09/01/12                                      1,000         1,084
   Oakland, Health Facilities Authority,
     Children's Hospital Project,
     Ser A, RB Callable 03/06/01 @ 102
     5.000%, 07/01/01                                      1,175         1,183
   Orange County, Ser A, COP, MBIA
     Callable 07/01/06 @ 102
     5.800%, 07/01/16                                      1,000         1,079
   Oroville, Oroville Hospital
     Project, Ser A , RB
     Callable 12/01/05 @ 102 (E)
     5.500%, 12/01/06                                      1,000         1,075
   St. Tammany Parish of Los Angeles,
     St. Tammany Parish Hospital
     Project, Service District No. 1,
     RB, ACA Insured
     5.000%, 07/01/08                                        750           755
   Torrance, Redevelopment Agency,
     Senior Lien, Ser C, TA, MBIA
     5.000%, 09/01/08                                      2,895         3,105
   University of California, Board of
     Regents, Ser B, RB
     6.500%, 09/01/02                                      1,995         2,090
                                                                      --------
                                                                        76,361
                                                                      --------
COLORADO -- 4.2%
   Arapahoe County, Capital Improvement
     Trust Fund, Ser E-470, RB
     Pre-Refunded @ 103 (C)
     7.000%, 08/31/05                                      4,000         4,630
   Colorado State, Department of
     Transportation, TRAN, AMBAC
     6.000%, 06/15/08                                      4,500         5,023

STATEMENT OF NET ASSETS
================================================================================
SEI TAX EXEMPT TRUST -- FEBRUARY 28, 2001 (UNAUDITED)

INTERMEDIATE-TERM MUNICIPAL FUND--CONTINUED
--------------------------------------------------------------------------------
                                                         FACE
                                                      AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
   Colorado State, Health Facilities
     Authority, Catholic Health
     Initiatives Project, Ser A, RB
     5.500%, 12/01/06                                    $ 1,000      $  1,037
     5.500%, 12/01/07                                      1,000         1,040
   Colorado State, Health Facilities
     Authority, Rocky Mountain
     Adventist Project, RB
     6.250%, 02/01/04                                        900           918
   Colorado State, Housing Finance
     Authority, Single-Family Housing
     Project, Ser A-3, RB
     Callable 05/01/07 @ 105
     7.000%, 11/01/16                                      1,370         1,483
   Colorado State, Housing Finance
     Authority, Single-Family Housing
     Project, Ser A-3, RB
     Callable 05/01/08 @ 105
     6.500%, 05/01/16                                      2,995         3,171
     6.500%, 11/01/29                                      1,000         1,085
   Colorado State, Housing Finance
     Authority, Single-Family Housing
     Project, Ser B-3, RB
     Callable 05/01/08 @ 105
     6.550%, 05/01/25                                      1,905         2,053
   Colorado State, Housing Finance
     Authority, Single-Family Housing
     Project, Ser C-3, RB
     Callable 11/01/07 @ 105
     6.750%, 05/01/17                                        935         1,013
   Colorado State, Housing Finance
     Authority, Single-Family Housing
     Project, Ser C-3, RB, FHA
     Callable 10/01/09 @ 102
     6.750%, 10/01/21                                      2,500         2,734
   Colorado State, Housing Finance
     Authority, Single-Family Housing
     Project, Ser D-3, RB
     Callable 11/01/08 @ 105
     6.125%, 11/01/23                                        970         1,038
   Colorado State, Student Obligation
     Bond Authority, Student Loan
     Project, Ser L, RB (D) (E)
     6.100%, 09/01/02                                      1,760         1,826
   Denver (City & County), Airport
     Authority, Ser A, RB
     Pre-Refunded @ 102 (C)
     7.250%, 11/15/02                                      3,590         3,882
   Douglas County, School District
     Authority, GO, MBIA
     7.000%, 12/15/12                                      4,100         5,043
   Highlands Ranch, Metropolitan
     District No. 3, Ser A, GO,
     ACA Insured
     5.000%, 12/01/06                                        630           639

--------------------------------------------------------------------------------
                                                         FACE
                                                      AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
   Highlands Ranch, Metropolitan
     District No. 3, Ser B, GO,
     ACA Insured
     5.000%, 12/01/06                                    $ 1,345      $  1,365
   Larimar County, School District
     Ser R-1, GO
     5.500%, 12/15/06                                      1,285         1,386
                                                                      --------
                                                                        39,366
                                                                      --------
CONNECTICUT -- 0.8%
   Connecticut State, Housing Finance
     Authority, Housing Mortgage
     Finance Program, Ser B, RB
     Callable 11/15/02 @ 102
     6.150%, 11/15/04                                      3,500         3,671
   Connecticut State, Housing Finance
     Authority, Housing Mortgage
     Finance Program, Sub-Ser B-1,
     RB Callable 05/15/05 @ 102
     6.000%, 05/15/11                                      2,045         2,175
   Connecticut State, Pollution Control
     Development Authority, Frito-Lay/
     Pepsico Project, RB
     Callable 03/26/01 @ 100
     6.375%, 07/01/04                                        560           566
   Mashantucket, Western Pequot Tribe
     Project, Ser A, RB (D) (G)
     6.250%, 09/01/03                                        490           522
                                                                      --------
                                                                         6,934
                                                                      --------
DISTRICT OF COLUMBIA -- 1.2%
   District of Columbia, Hospital
     Authority, Washington Hospital
     Center Project, Ser A, RB, MBIA
     Pre-Refunded @ 102 (C)
     7.000%, 08/05/02                                      1,200         1,255
   District of Columbia,
     Ser A-1, GO, MBIA
     6.500%, 06/01/09                                      2,000         2,295
   District of Columbia,
     Ser B, GO, MBIA
     6.000%, 06/01/11                                      6,750         7,594
                                                                      --------
                                                                        11,144
                                                                      --------
FLORIDA-- 4.5%
   Dade County, Ser CC,
     GO, AMBAC
     7.125%, 10/01/08                                      1,470         1,773
     6.900%, 10/01/04                                      1,125         1,243
     6.900%, 10/01/05                                      1,025         1,154
   Dade County, Ser DD,
     GO, AMBAC
     7.600%, 10/01/05                                      1,070         1,237

================================================================================

--------------------------------------------------------------------------------
                                                         FACE
                                                      AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
   Florida State, Board of Education
     Capital Outlay Authority,
     Ser A, GO
     Callable 06/01/11 @ 101
     5.500%, 06/01/12                                    $ 4,455      $  4,856
   Florida State, Department of
     Environmental Services,
     Ser A, RB, FGIC
     5.750%, 07/01/10                                      2,500         2,775
   Florida State, General Bond Division
     Finance Authority, Department
     of Environmental Protection,
     Ser B, RB, AMBAC
     6.000%, 07/01/08                                      5,500         6,132
   Florida State, General Bond Division
     Finance Authority, Environmental
     Preservation Project,
     Ser 2000-A, RB, FSA
     6.000%, 07/01/11                                      2,935         3,320
   Florida State, General Bond Division
     Finance Authority, Environmental
     Preservation Project,
     Ser 2000-B, RB, FSA
     5.500%, 07/01/08                                      3,000         3,262
   Florida State, Housing Finance
     Authority, Homeowner Mortgage
     Project, Ser 1, RB, FSA
     Callable 07/01/10 @ 100
     5.750%, 01/01/17                                      1,890         1,925
   Hillsborough County, Educational
     Facilities Authority, University of
     Tampa Project, RB (E)
     Callable 04/01/08 @ 102
     5.750%, 04/01/18                                      2,520         2,690
   Hillsborough County, Utility
     Authority, RB, MBIA
     Callable 04/27/01 @ 100 (D)
     9.750%, 12/01/03                                      1,120         1,236
   Key West, Electric Utility Board
     Authority, RB, AMBAC
     6.000%, 10/01/11                                      5,990         6,791
   Orlando, Water & Electric Utilities
     Commission, RB
     5.900%, 10/01/08                                      1,000         1,117
   Palm Beach County, Solid Waste
     Authority, Ser A, RB, AMBAC
     6.000%, 10/01/08                                      3,300         3,692
                                                                      --------
                                                                        43,203
                                                                      --------
GEORGIA -- 2.7%
   Atlanta, Water & Wastewater
     Authority, Ser A, RB, FGIC
     5.500%, 11/01/18                                      2,150         2,292

--------------------------------------------------------------------------------
                                                         FACE
                                                      AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
   College Park, Business & Industrial
     Development Authority, Civic
     Center Project, Ser A, RB, FSA (D)
     5.800%, 09/01/05                                    $ 1,165      $  1,263
     5.200%, 09/01/04                                      1,105         1,160
   Georgia State, Electric Power
     Municipal Authority,
     Ser DD, RB, AMBAC
     7.000%, 01/01/08                                      4,500         5,271
   Georgia State, Ser C, GO
     6.500%, 04/01/09                                      3,300         3,811
     6.250%, 08/01/13                                      4,000         4,656
   Georgia State, Ser D, GO
     6.700%, 08/01/10                                      3,500         4,160
   Savannah, Hospital Authority,
     St. Joseph's/Candler Health
     Systems Project, Ser B, RB, FSA
     Callable 01/01/09 @ 101
     5.250%, 07/01/09                                      2,625         2,786
                                                                      --------
                                                                        25,399
                                                                      --------
HAWAII -- 1.3%
   Hawaii State, Housing Finance
     & Development Authority,
     Single-Family Housing
     Project, Ser B, RB
     Callable 07/01/01 @ 102 (F)
     6.900%, 07/01/16                                      1,895         1,942
   Hawaii State, Ser CA, GO, MBIA
     5.500%, 01/01/12                                      2,700         2,919
   Hawaii State, Ser CH, GO, FSA
     6.000%, 11/01/08                                      7,000         7,822
                                                                      --------
                                                                        12,683
                                                                      --------
ILLINOIS-- 4.6%
   Chicago, Board of Education,
     School Reform Project, GO,
     MBIA Pre-Refunded @ 102 (C)
     6.000%, 10/01/06                                      1,550         1,736
   Chicago, GO, AMBAC
     Pre-Refunded @ 102 (C)
     6.250%, 07/01/05                                      7,010         7,799
   Chicago, Metropolitan Water
     Reclamation District, Greater
     Chicago Capital Improvements
     Project, GO
     7.000%, 12/01/07                                      3,150         3,678
     6.900%, 01/01/07                                      3,500         3,964
   Cook County, Community College
     District, Ser C, RB, MBIA
     7.700%, 12/01/05                                      3,970         4,605
   Cook County, GO, MBIA
     7.250%, 11/01/07                                      2,000         2,315

STATEMENT OF NET ASSETS
================================================================================
SEI TAX EXEMPT TRUST -- FEBRUARY 28, 2001 (UNAUDITED)

INTERMEDIATE-TERM MUNICIPAL FUND--CONTINUED
--------------------------------------------------------------------------------
                                                         FACE
                                                      AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
   Illinois State, Development Finance
     Authority, Community Rehabilitation
     Providers, Ser A, RB
     5.600%, 07/01/05                                    $ 2,235      $  2,199
   Illinois State, Educational Facilities
     Authority, Northwestern
     University Project, RB
     5.150%, 11/01/12                                      2,000         2,105
   Illinois State, Health Facilities
     Authority, Centegra Health
     Systems Project, RB
     5.500%, 09/01/06                                      2,375         2,408
   Illinois State, Health Facilities
     Authority, Condell Medical
     Center Project, RB
     6.000%, 05/15/10                                      1,250         1,305
   Illinois State, Health Facilities
     Authority, Edgewater Medical
     Center Project, Ser A, RB (E)
     4.700%, 07/01/31                                      3,900         3,934
   Illinois State, Health Facilities
     Authority, Galesburg Cottage
     Hospital Project, RB
     Callable 05/01/02 @ 102 (E)
     6.250%, 05/01/11                                      2,590         2,687
   Illinois State, Health Facilities
     Authority, RB, MBIA
     Callable 03/26/01 @ 100
     7.900%, 08/15/03                                        229           230
   Illinois State, Highway Toll
     Authority, Ser A, RB
     6.300%, 01/01/11                                      1,500         1,708
   Illinois State, Housing Development
     Authority, Homeowner Mortgage
     Project, Ser A, Sub-Ser A-1, RB
     Callable 02/01/06 @ 102
     5.650%, 02/01/16                                        130           131
   Illinois State, Metropolitan Pier &
     State Exposition Authority,
     McCormick Plaza Convention
     Project, RB Pre-Refunded @ 102 (C)
     6.250%, 07/01/06                                        450           506
   Kane & DeKalb Counties, Unified
     School District No. 301,
     GO, AMBAC
     6.300%, 12/01/04                                      2,640         2,868
                                                                      --------
                                                                        44,178
                                                                      --------
INDIANA -- 0.5%
   Hammond, Multi-School Building
     Authority, First Mortgage Project,
     RB, MBIA (D)
     6.000%, 01/15/06                                      3,285         3,503

--------------------------------------------------------------------------------
                                                         FACE
                                                      AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
   Indiana State, Housing Finance
     Authority, Ser A, RB, FHA
     Callable 07/01/02 @ 102
     6.600%, 07/01/05                                    $ 1,000      $  1,041
                                                                      --------
                                                                         4,544
                                                                      --------
IOWA -- 0.1%
   Eddyville, Pollution Control
     Authority, Cargill Project, RB
     5.400%, 10/01/06                                      1,000         1,037
                                                                      --------
KANSAS -- 1.8%
   Burlington, Pollution Control
     Authority, Kansas Gas & Electric
     Project, RB, MBIA
     Callable 06/01/01 @ 102
     7.000%, 06/01/31                                      2,000         2,053
   Kansas State, Department of
     Transportation Highway
     Authority, RB
     7.250%, 03/01/06                                      4,000         4,595
   Kansas State, Department of
     Transportation Highway
     Authority, RB, AMBAC
     5.500%, 09/01/10                                      7,000         7,639
   Kansas State, Department of
     Transportation Highway
     Authority, Ser A, RB
     7.250%, 09/01/08                                      2,410         2,889
                                                                      --------
                                                                        17,176
                                                                      --------
KENTUCKY-- 0.8%
   Jefferson County, Ser A, GO
     5.500%, 08/15/10                                      2,635         2,875
   Kentucky State, Property &
     Buildings Commission
     Authority, Project 55, RB, MBIA
     6.250%, 09/01/07                                      1,700         1,908
   Kentucky State, Property &
     Buildings Commission
     Authority, Project 65, RB
     5.750%, 02/01/04                                      2,795         2,949
                                                                      --------
                                                                         7,732
                                                                      --------
LOUISIANA -- 1.2%
   Jefferson Parish, Hospital Service
     Authority, District No. 2, RB, FGIC
     Callable 12/01/05 @ 100
     5.250%, 12/01/15                                      5,450         5,736
   Louisiana State, Energy & Power
     Authority, RB, FSA
     5.500%, 01/01/10                                      1,000         1,084

================================================================================

--------------------------------------------------------------------------------
                                                         FACE
                                                      AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
   Louisiana State, Housing Finance
     Authority, Single-Family Mortgage
     Housing Project, RB
     Callable 12/01/07 @ 104 (F)
     6.650%, 06/01/15                                    $ 1,000      $  1,077
   Louisiana State, Housing Finance
     Authority, Single-Family Mortgage
     Housing Project, RB, MBIA
     Callable 06/01/06 @ 102 (F)
     5.125%, 12/01/10                                        115           115
   Louisiana State, Office Facility
     Lease, Ser B, RB, MBIA
     Callable 03/01/02 @ 100
     5.000%, 03/01/09                                      1,510         1,520
     5.000%, 03/01/10                                      1,330         1,338
                                                                      --------
                                                                        10,870
                                                                      --------
MAINE -- 0.6%
   Maine State, Finance Authority,
     Electric Rate Stabilization
     Project, Ser A, RB, FSA
     5.000%, 07/01/05                                      1,220         1,273
     5.000%, 07/01/07                                      1,975         2,071
   Maine State, Health & Higher
     Educational Facilities Authority,
     Ser B, RB, MBIA
     5.250%, 07/01/07                                      2,270         2,403
                                                                      --------
                                                                         5,747
                                                                      --------
MARYLAND -- 0.2%
   Maryland State, Health & Higher
     Education Facilities Authority,
     RB Pre-Refunded @ 100 (C)
     4.600%, 11/01/03                                      1,900         1,950
                                                                      --------
MASSACHUSETTS -- 3.2%
   Massachusetts Bay, Transportation
     Authority, General Transportation
     System, Ser A, RB (E)
     7.000%, 03/01/07                                      3,000         3,461
     5.500%, 03/01/12                                      3,300         3,593
   Massachusetts State, Consolidated
     Loans, Ser B, GO, MBIA
     4.750%, 04/01/18                                      1,000           963
   Massachusetts State, Development
     Finance Agency, Biomedical
     Research Project, Ser C, RB
     Callable 08/01/10 @ 101
     6.000%, 08/01/11                                      1,000         1,074
   Massachusetts State, Health &
     Educational Facilities Authority,
     Faulkner Hospital Project,
     Ser C, RB
     5.500%, 07/01/01                                      1,325         1,334

--------------------------------------------------------------------------------
                                                         FACE
                                                      AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
   Massachusetts State, Health &
     Educational Facilities Authority,
     Harvard University Project, Ser R,
     RB Callable 03/01/03 @ 102
     3.100%, 11/01/49                                    $   300      $    300
   Massachusetts State, Health &
     Educational Facilities Authority,
     Harvard University Project,
     Ser Z, RB
     5.750%, 01/15/12                                      5,775         6,331
   Massachusetts State, Health &
     Educational Facilities Authority,
     Lowell General Hospital
     Project, Ser B, RB, FSA
     Callable 06/01/07 @ 102
     5.250%, 06/01/11                                      1,585         1,664
   Massachusetts State, Housing
     Finance Agency, Residential
     Development Project, Ser C, RB
     Callable 05/15/02 @ 102 (F)
     6.875%, 11/15/11                                      1,935         2,022
   Massachusetts State, Housing
     Finance Agency, Single-Family
     Housing Project, Ser 44, RB
     Callable 06/01/05 @ 102
     5.900%, 12/01/13                                        905           938
   Massachusetts State, Industrial
     Financing Agency, First Mortgage
     Orchard Cove Project,
     Ser B, RB (E)
     5.000%, 05/01/26                                      1,350         1,360
   Massachusetts State, Ser A, GO
     Callable 02/01/03 @ 102
     5.250%, 02/01/08                                      3,550         3,688
   Massachusetts State, Water
     Resources Authority,
     Ser A, RB, FGIC
     6.125%, 08/01/11                                      2,500         2,862
   Massachusetts State, Water
     Resources Authority, Ser B, RB
     Callable 03/01/03 @ 102 (E)
     5.250%, 03/01/13                                      1,000         1,024
                                                                      --------
                                                                        30,614
                                                                      --------
MICHIGAN -- 4.8%
   Battle Creek, Downtown
     Development Authority, TA
     Pre-Refunded @ 102 (C)
     7.300%, 05/01/04                                      1,195         1,343
   Grand Rapids, Water Supply
     Authority, RB, FGIC
     5.750%, 01/01/11                                      1,000         1,102

STATEMENT OF NET ASSETS
================================================================================
SEI TAX EXEMPT TRUST -- FEBRUARY 28, 2001 (UNAUDITED)

INTERMEDIATE-TERM MUNICIPAL FUND--CONTINUED
--------------------------------------------------------------------------------
                                                         FACE
                                                      AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
   Greater Detroit, Resource Recovery
     Authority, Ser A, RB, AMBAC
     6.250%, 12/13/08                                    $ 3,150      $  3,552
     5.500%, 12/13/03                                      1,525         1,596
   Greater Detroit, Resource Recovery
     Authority, Ser B, RB, AMBAC
     6.250%, 12/13/07                                      5,000         5,625
   Jackson County, Hospital Finance
     Authority, Foote Memorial Hospital
     Project, Ser A, RB, AMBAC
     5.000%, 06/01/06                                      1,970         2,051
   Kent, Hospital Finance
     Authority, Spectrum Health
     Project, Ser A, RB
     5.250%, 01/15/07                                      1,975         2,034
   Michigan State, Building Authority,
     Facilities Program Project,
     Ser I, RB, AMBAC
     6.000%, 10/01/04                                      2,745         2,951
     6.500%, 10/01/07                                      1,000         1,140
   Michigan State, Environmental
     Protection Program, GO
     6.250%, 11/01/12                                      3,000         3,484
   Michigan State, Hospital Finance
     Authority, Ascension Health
     Credit, Ser B, RB
     5.200%, 11/15/33                                      7,500         7,631
   Michigan State, Hospital Finance
     Authority, Hospital Charity
     Obligation Project, Ser D, RB
     Pre-Refunded @ 100 (C)
     4.800%, 11/01/04                                      3,810         3,934
   Michigan State, Housing
     Development Authority, Ser A,
     RB Callable 06/01/02 @ 102 (E)
     6.800%, 12/01/12                                        725           749
   Michigan State, Underground Storage
     Project, Ser I, RB, AMBAC
     Callable 05/01/06 @ 101
     6.000%, 05/01/07                                      3,600         3,946
   Rochester, Community School
     District Authority, GO, FGIC
     5.625%, 05/01/10                                      1,885         2,069
   Western Townships, Utilities
     Authority, GO, FSA
     Callable 01/01/02 @ 100
     6.750%, 01/01/15                                      2,750         2,808
                                                                      --------
                                                                        46,015
                                                                      --------
MINNESOTA -- 0.2%
   Minneapolis, Special School
     District No. 1 Project, GO (E)
     5.000%, 02/01/06                                      2,075         2,174
                                                                      --------

--------------------------------------------------------------------------------
                                                         FACE
                                                      AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
MISSISSIPPI -- 0.6%
   Mississippi State, Capital
     Improvements Project, Ser I, GO
     6.000%, 11/01/08                                    $ 1,500      $  1,682
   Mississippi State, Hospital
     Equipment & Facilities Authority,
     Rush Medical Foundation
     Project, Ser A, RB (E)
     5.400%, 01/01/07                                      1,175         1,206
   Mississippi State, Single-Family
     Housing Authority, Ser A, RB
     Callable 06/01/08 @ 102 (F)
     5.125%, 12/01/17                                        475           478
   Mississippi State, Single-Family
     Housing Authority, Ser C, RB
     Callable 06/01/07 @ 101 (F)
     5.450%, 06/01/17                                        885           898
   Mississippi State, Single-Family
     Housing Authority, Ser D, RB
     Callable 07/01/07 @ 105 (F)
     6.650%, 07/01/12                                      1,330         1,466
                                                                      --------
                                                                         5,730
                                                                      --------
MISSOURI -- 0.2%
   Kansas State, Department of
     Transportation Highway
     Authority, RB
     7.250%, 03/01/05                                      2,000         2,250
                                                                      --------
NEVADA -- 0.8%
   Clark County, Sanitation District,
     Ser A, GO Pre-Refunded @ 101 (C)
     6.750%, 07/01/02                                      1,500         1,579
   Clark County, School District,
     GO, FSA
     5.500%, 06/15/14                                      4,000         4,305
   Clark County, School District, Ser A,
     GO Pre-Refunded @ 101 (C)
     5.800%, 06/15/05                                      1,850         2,012
                                                                      --------
                                                                         7,896
                                                                      --------
NEW HAMPSHIRE -- 0.7%
   New Hampshire State, Higher
     Educational & Health Facilities
     Authority, First Mortgage River
     Woods Exeter Project, RB
     Pre-Refunded @ 103 (C)
     9.000%, 03/01/03                                      6,205         7,004
                                                                      --------
NEW JERSEY -- 4.0%
   Camden County, Improvement
     Authority, Cooper Healthcare
     Redevelopment Project, RB
     5.500%, 02/15/02                                      1,000           921

================================================================================

--------------------------------------------------------------------------------
                                                         FACE
                                                      AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
   Camden County, Municipal Utilities
     Authority, RB, FGIC
     Callable 07/15/06 @ 102
     6.000%, 07/15/07                                    $ 2,500      $  2,775
   Gloucester County, Solid Waste
     Improvement Authority, Waste
     Management Project, Ser A, RB
     6.850%, 12/01/29                                      2,000         2,110
   New Jersey, Economic Development
     Authority, Senior Lien,
     Ser A, RB, MBIA
     7.000%, 07/01/04                                      5,000         5,512
   New Jersey, Economic Development
     Authority, The Evergreens Project,
     RB Pre-Refunded @ 102 (C)
     9.250%, 10/01/02                                        900           989
   New Jersey State, Educational
     Facilities Authority, Higher
     Education Capital Improvements
     Project, Ser B, RB
     5.750%, 09/01/10                                      4,220         4,695
   New Jersey State, Housing &
     Mortgage Finance Authority,
     Section 8, Ser One, RB
     6.000%, 11/01/02                                      1,770         1,819
   New Jersey State, Transportation
     Authority, Federal Transportation
     Administration Grants,
     Ser B, COP, AMBAC
     5.500%, 09/15/12                                      4,000         4,365
   New Jersey State, Transportation
     Trust Funding Authority,
     Transportation Systems
     Project, Ser A, RB
     5.750%, 06/15/16                                      4,000         4,436
     5.500%, 06/15/09                                      2,725         2,974
   New Jersey State, Turnpike
     Authority, Ser A, RB, MBIA
     6.000%, 01/01/11                                      2,750         3,101
   New Jersey State, Turnpike
     Authority, Ser C, RB, AMBAC
     6.500%, 01/01/08                                      3,500         3,990
                                                                      --------
                                                                        37,687
                                                                      --------
NEW MEXICO -- 1.3%
   New Mexico State, Highway
     Commission Tax, Senior
     Sub Lien, RB
     5.750%, 06/15/09                                      5,000         5,506
     5.500%, 06/15/08                                      5,000         5,406

--------------------------------------------------------------------------------
                                                         FACE
                                                      AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
   New Mexico State, Hospital
     Equipment Loan Council,
     Memorial Medical Center
     Project, RB
     4.850%, 06/01/08                                    $ 1,575      $  1,400
   Santa Fe, Saint Vincent's Hospital
     Project, RB, FGIC
     Pre-Refunded @ 100 (C)
     7.500%, 07/01/02                                        485           500
                                                                      --------
                                                                        12,812
                                                                      --------
NEW YORK-- 9.5%
   Long Island, Power Authority,
     New York Electric Systems
     Project, Ser A, RB, AMBAC
     6.000%, 12/01/07                                      5,000         5,550
   Long Island, Power Authority,
     New York Electric Systems
     Project, Sub Ser 8F, RB, MBIA
     5.000%, 04/01/11                                      2,500         2,609
   Metropolitan Transportation
     Authority, Commuter Facilities
     Project, Ser A, RB
     5.000%, 07/01/06                                      2,000         2,090
   Metropolitan Transportation
     Authority, Commuter Facilities
     Project, Ser O, RB
     5.750%, 07/01/06                                      4,150         4,487
   Nassau County, Tobacco Authority
     Asset Backed Project, Ser A, RB
     Callable 07/15/09 @ 101
     5.600%, 07/15/14                                      2,835         2,902
     5.500%, 07/15/13                                      2,535         2,586
   New York & New Jersey Port
     Authority, Seventy-Second Ser,
     RB Callable 10/01/02 @ 101 (E)
     7.350%, 10/01/27                                      4,000         4,245
   New York City, Municipal Assistance
     Authority, Ser H, RB (E)
     6.250%, 07/01/07                                      2,300         2,576
   New York City, Municipal
     Assistance Authority, Ser I, RB
     Callable 07/01/07 @ 102 (E)
     6.250%, 07/01/08                                      2,000         2,260
   New York City, Ser B, GO, MBIA
     5.600%, 08/15/06                                      4,150         4,472
   New York City, Ser D, GO, MBIA
     5.500%, 08/01/09                                      5,000         5,425
   New York City, Ser I, GO, AMBAC
     Callable 03/15/06 @ 101.5
     5.750%, 03/15/07                                      1,000         1,089

STATEMENT OF NET ASSETS
================================================================================
SEI TAX EXEMPT TRUST -- FEBRUARY 28, 2001 (UNAUDITED)

INTERMEDIATE-TERM MUNICIPAL FUND--CONTINUED
--------------------------------------------------------------------------------
                                                         FACE
                                                      AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
   New York City, Ser I, GO, MBIA
     6.250%, 05/15/06                                    $ 1,000      $  1,105
   New York City, Transitional
     Financing Authority, Secured
     Future Tax Project, Ser B, RB
     5.500%, 02/01/09                                      2,000         2,162
   New York City, Transitional
     Financing Authority, Secured
     Future Tax Project, Ser C, RB
     Callable 05/01/09 @ 101
     5.000%, 05/01/19                                      1,170         1,145
   New York State, Dormitory
     Authority, Beth Israel Medical
     Center Project, Ser A, RB, MBIA
     5.000%, 11/01/07                                      1,065         1,116
   New York State, Dormitory
     Authority, Hospital & Nursing
     Home Project, Ser A, RB, AMBAC
     5.000%, 08/15/06                                      1,315         1,374
   New York State, Dormitory
     Authority, Mental Health Services
     Facilities Project, Ser E, RB, AMBAC
     6.000%, 08/15/05                                      2,000         2,172
   New York State, Dormitory
     Authority, Mental Health Services
     Facilities Project, Ser B, RB
     5.000%, 02/15/06                                      1,000         1,042
   New York State, Dormitory
     Authority, Mental Health Services
     Facilities Project, Ser C, RB
     Callable 07/01/08 @ 101
     5.375%, 08/15/08                                      1,150         1,230
   New York State, Dormitory
     Authority, North Shore University
     Hospital Project, RB, MBIA
     5.000%, 11/01/08                                      1,250         1,309
   New York State, Dormitory
     Authority, Presbyterian Hospital
     Project, RB, AMBAC
     5.500%, 08/01/08                                      1,510         1,627
   New York State, Dormitory
     Authority, Presbyterian Hospital
     Project, RB, AMBAC
     Callable 02/01/08 @ 101
     4.400%, 08/01/13                                        785           785
   New York State, Dormitory
     Authority, Sound Shore
     Project, RB, MBIA
     4.350%, 02/01/08                                      3,390         3,411
   New York State, Dormitory
     Authority, State University
     Educational Facilities, Ser A, RB
     5.500%, 05/15/09                                      4,400         4,741




--------------------------------------------------------------------------------
                                                         FACE
                                                      AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------

   New York State, Dormitory
     Authority, Staten Island University
     Hospital Project, RB, AMBAC
     5.250%, 07/01/06                                    $ 2,695      $  2,847
     5.250%, 07/01/07                                      1,200         1,271
   New York State, Environmental
     Facilities, Pollution Control
     Authority, Municipal Water
     Systems Project, RB (E)
     5.750%, 06/15/12                                      2,000         2,218
   New York State, Medical Care
     Facilities Finance Agency,
     Adult Day Care Project,
     Ser A, RB (E)
     5.350%, 11/15/05                                        790           820
   New York State, Medical Care
     Facilities Finance Agency,
     Ser C, RB, FHA
     5.200%, 08/15/05                                        105           107
   New York State, Medical Care
     Facilities Finance Agency,
     St. Luke' s Hospital Project,
     Ser A, RB, FHA
     Callable 08/15/03 @ 102
     5.600%, 08/15/13                                      1,880         1,922
   New York State, Mortgage Agency
     Authority, Homeowner Mortgage
     Project, Ser 87, RB
     Callable 09/01/09 @ 100
     5.150%, 04/01/17                                      4,145         4,202
   New York State, Ser F, GO, AMBAC
     5.500%, 09/15/08                                      1,000         1,085
   New York State, Urban Development
     Authority, Capital Correctional
     Facilities, Ser A, RB
     6.500%, 01/01/10                                      4,135         4,776
   New York State, Urban Development
     Authority, Center for Individual
     Innovation Project, RB
     6.250%, 01/01/09                                      1,325         1,489
   Tsasc, Inc., New York Tfabs,
     Ser 1, RB
     5.750%, 07/15/15                                      2,520         2,602
   Tsasc, Inc., New York Tfabs, Ser 1,
     RB Callable 07/15/09 @ 101
     6.000%, 07/15/19                                      1,000         1,021
     5.900%, 07/15/17                                      2,650         2,723
                                                                      --------
                                                                        90,593
                                                                      --------
NORTH CAROLINA -- 3.1%
   Mecklenburg County, GO
     6.000%, 04/01/11                                      5,000         5,694

================================================================================

--------------------------------------------------------------------------------
                                                         FACE
                                                      AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------

   North Carolina, Municipal
     Power Agency, Ser A, RB
     5.750%, 01/01/09                                    $ 6,850      $  7,449
     5.750%, 01/01/10                                      4,950         5,396
   North Carolina, Municipal Power
     Agency Authority, RB, MBIA
     7.250%, 01/01/07                                      2,000         2,305
   North Carolina, Municipal Power
     Agency Authority,
     Ser A, RB, MBIA
     6.000%, 01/01/07                                      3,425         3,755
   Raleigh Durham, Airport
     Authority, Ser A, RB, FGIC
     5.500%, 11/01/06                                      2,000         2,163
     5.500%, 11/01/07                                      2,000         2,173
   University of North Carolina,
     Chapel Hill Hospital Project,
     Ser A, RB (A) (B)
     3.150%, 02/15/31                                      1,100         1,100
                                                                      --------
                                                                        30,035
                                                                      --------
OHIO -- 3.8%
   Cleveland, Public Power Systems
     Authority, First Mortgage,
     Ser A, RB, MBIA
     Pre-Refunded @ 102 (C)
     7.000%, 11/15/04                                      7,555         8,556
   Cuyahoga County, Hospital
     Authority, Cleveland University
     Hospital, RB (A) (B) (E)
     3.100%, 01/01/16                                        800           800
   Erie County, Hospital Improvements
     Authority, Firelands Community
     Hospital Project, RB
     Callable 01/01/02 @ 102
     6.750%, 01/01/15                                      1,110         1,140
   Lucas County, GO
     5.300%, 12/01/05                                      2,100         2,226
   Ohio State, Air Quality
     Development Authority, Pollution
     Control, Cleveland Project, RB, FGIC
     Callable 06/01/02 @ 103
     8.000%, 12/01/13                                      7,275         7,821
   Ohio State, Building Authority,
     Administration Building
     Project, Ser A, RB
     5.500%, 10/01/07                                      1,700         1,840
     5.125%, 10/01/07                                      2,305         2,446
   Ohio State, GO
     6.100%, 08/01/12                                      2,000         2,300
     6.000%, 08/01/10                                      4,885         5,526


--------------------------------------------------------------------------------
                                                         FACE
                                                      AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------

   Ohio State, Turnpike Commission
     Authority, Ser A, RB, FGIC
     5.500%, 02/15/14                                    $ 2,200      $  2,387
   Strongsville, City School District,
     GO, MBIA
     5.300%, 12/01/10                                      1,050         1,130
                                                                      --------
                                                                        36,172
                                                                      --------
OKLAHOMA -- 0.9%
   Central Oklahoma, Transportation
     & Parking Authority,
     Ser 1973, RB
     Callable 03/26/01 @ 100 (D)
     6.000%, 07/01/03                                         85            87
   Grand River Dam Authority,
     RB Callable 06/01/03 @ 100 (D)
     5.000%, 06/01/13                                      4,365         4,523
   McAlester, Public Works
     Authority, RB, FSA (D)
     8.100%, 12/01/08                                        875         1,101
   Oklahoma State, Industrial
     Development Authority, Integris
     Baptist Health Systems
     Project, RB, AMBAC
     5.250%, 08/15/06                                      1,255         1,315
   Tulsa's Port Catoosa, Industrial
     Development Facilities Authority,
     Cargill Project, RB
     5.350%, 09/01/06                                      1,000         1,033
   Tulsa, Industrial Development
     Authority, St. Johns Medical
     Center Project, RB
     Callable 07/01/01 @ 100 (D)
     6.875%, 01/01/02                                        105           107
                                                                      --------
                                                                         8,166
                                                                      --------
OREGON -- 2.2%
   Cow Creek, Band Umpqua Tribe
     of Indians, Ser B, RB, AMBAC
     Callable 07/01/03 @ 103 (G)
     5.100%, 07/01/12                                      2,000         2,058
   Deschutes & Jefferson Counties,
     GO, FGIC
     5.500%, 06/01/04                                      1,000         1,054
     5.500%, 06/01/05                                      2,000         2,128
     5.500%, 06/01/06                                      2,610         2,806
   Jackson County, School
     District, GO (E)
     6.000%, 06/15/08                                      1,000         1,110
     6.000%, 06/15/09                                      1,090         1,217

STATEMENT OF NET ASSETS
================================================================================
SEI TAX EXEMPT TRUST -- FEBRUARY 28, 2001 (UNAUDITED)




INTERMEDIATE-TERM MUNICIPAL FUND--CONTINUED
--------------------------------------------------------------------------------
                                                         FACE
                                                      AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------

   Lincoln County, School
     District, GO, FGIC
     6.000%, 06/15/09                                    $ 3,465      $  3,894
   Washington County, United
     Sewer Systems Authority,
     Senior Lien, Ser A, RB, FGIC
     5.750%, 10/01/11                                      4,735         5,291
   Washington Multnomah & Yamhill
     Counties, Oregon School
     District No. 1J, GO
     5.000%, 06/01/05                                      1,495         1,560
                                                                      --------
                                                                        21,118
                                                                      --------
PENNSYLVANIA -- 2.6%
   Allegheny County, Hospital
     Development Authority,
     UPMC Health Systems Project,
     RB, MBIA
     5.000%, 11/01/06                                      2,145         2,233
   Allegheny County, Hospital
     Development Authority,
     UPMC Health Systems Project,
     Ser B, RB, MBIA
     5.250%, 07/01/07                                      1,760         1,852
   Delaware County, Health Systems
     Authority, Catholic Health East
     Project, Ser A, RB, AMBAC
     5.500%, 11/15/07                                      1,635         1,758
   Easton, Joint School Authority,
     RB (D)
     5.350%, 04/15/02                                         25            25
   Montgomery County, Higher
     Education & Health Authority,
     Abington Memorial Hospital
     Project, Ser A, RB, AMBAC
     5.000%, 06/01/08                                      1,000         1,043
   New Castle Area, Hospital
     Authority, Jameson Memorial
     Hospital, RB, MBIA
     5.500%, 07/01/08                                      1,605         1,725
   Pennsylvania State, First Series,
     GO Callable 03/15/02 @ 101.5
     6.375%, 09/15/10                                      3,450         3,580
   Pennsylvania State, Higher
     Educational Facilities Authority,
     UPMC Health Systems Project,
     Ser A, RB, FSA
     5.000%, 08/01/06                                      2,635         2,740



--------------------------------------------------------------------------------
                                                         FACE
                                                      AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------

   Pennsylvania State, Higher
     Educational Facilities Authority,
     Allegheny/Delaware Valley
     Obligation Project,
     Ser A, RB, MBIA
     5.500%, 11/15/08                                    $ 1,000      $  1,061
   Pennsylvania State, Housing Finance
     Authority, Single-Family Mortgage
     Project, Ser 34A, RB, FHA
     Callable 04/01/02 @ 102
     6.850%, 04/01/16                                      1,000         1,023
   Pennsylvania State, Industrial
     Development Authority,
     RB, AMBAC
     7.000%, 07/01/07                                      1,000         1,154
   Philadelphia, Airport Authority,
     Airport Systems Project,
     Ser A, RB, FGIC
     6.000%, 06/15/04                                      3,000         3,206
   Scranton-Lackawanna, Health &
     Welfare Authority, Community
     Medical Center Project, RB, MBIA
     5.500%, 07/01/07                                      2,585         2,769
   South Fork, Municipal Hospital
     Authority, Conemaugh Health
     Systems Project, Ser A, RB (A) (B)
     3.150%, 07/01/28                                        600           600
   Westmoreland County, Municipal
     Authority, Special Obligation,
     GO (D)
     9.125%, 07/01/10                                        270           309
                                                                      --------
                                                                        25,078
                                                                      --------
RHODE ISLAND -- 0.3%
   Rhode Island State, Housing &
     Mortgage Finance Authority,
     Homeownership Opportunity
     Project, Ser 25A, RB
     Callable 10/01/07 @ 101.5
     4.950%, 10/01/16                                      1,675         1,690
   Rhode Island State, Housing &
     Mortgage Finance Authority,
     Rental Housing Project,
     Ser A, RB (E)
     5.050%, 10/01/01                                      1,500         1,512
                                                                      --------
                                                                         3,202
                                                                      --------
SOUTH CAROLINA -- 0.8%
   Piedmont, Municipal Power
     Agency, Ser A, RB, FGIC
     6.500%, 01/01/16                                      1,570         1,843

================================================================================

--------------------------------------------------------------------------------
                                                         FACE
                                                      AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------

   South Carolina State, Hospital
     Facilities Authority, Medical
     University Project, RB
     Callable 07/01/09 @ 101
     5.625%, 07/01/11                                    $ 2,885      $  2,928
   South Carolina State, Housing
     Authority, Homeownership
     Mortgage Project, Ser A, RB
     Callable 07/01/04 @ 102
     6.375%, 07/01/16                                        840           891
   South Carolina State, Public Service
     Authority, Ser B, RB
     Callable 07/01/01 @ 102
     6.700%, 07/01/02                                      1,220         1,257
   Spartanburg County, School
     District No. 5, COP, MBIA
     Callable 07/01/05 @ 102
     5.400%, 07/01/08                                      1,000         1,063
                                                                      --------
                                                                         7,982
                                                                      --------
SOUTH DAKOTA -- 0.5%
   South Dakota State, Health &
     Educational Facilities Authority,
     McKennan Hospital Project,
     RB, MBIA
     6.000%, 07/01/08                                      1,025         1,126
   South Dakota State, Health &
     Educational Facilities Authority,
     Prairie Healthcare Project,
     RB, ACA Insured
     5.200%, 04/01/08                                      1,135         1,134
   South Dakota State, Housing
     Development Authority,
     Homeownership Mortgage
     Project, Ser A, RB
     5.500%, 05/01/06                                      2,050         2,155
   South Dakota State, Housing
     Development Authority,
     Homeownership Mortgage
     Project, Ser A, RB
     Callable 05/01/06 @ 102
     5.500%, 05/01/10                                        365           367
                                                                      --------
                                                                         4,782
                                                                      --------
TENNESSEE -- 0.4%
   Hendersonville, Industrial
     Development Authority,
     Ashford 83 Association Project,
     RB Callable 12/15/06 @ 102
     5.950%, 12/15/08                                      1,185         1,184



--------------------------------------------------------------------------------
                                                         FACE
                                                      AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------

   Metropolitan Government Nashville
     & Davidson Counties, Health &
     Education Facilities Board,
     Vanderbilt University Project,
     Ser A, RB
     6.000%, 05/01/07                                    $ 1,200      $  1,328
   Tennessee State, Housing
     Development Agency, Mortgage
     Finance, Ser A, RB
     Callable 07/01/03 @ 102
     5.650%, 01/01/07                                      1,590         1,650
                                                                      --------
                                                                         4,162
                                                                      --------
TEXAS -- 8.0%
   Austin, Utility Systems Authority,
     RB, MBIA Pre-Refunded @ 100 (C)
     5.500%, 05/15/05                                      5,000         5,331
   Austin, Utility Systems Authority,
     Ser A, RB, FSA (D)
     5.750%, 11/15/03                                        290           306
   Austin, Utility Systems Authority,
     Ser B, RB Callable 05/15/01 @ 100
     7.250%, 11/15/03                                         80            87
   Brazos, River Authority, Houston
     Industries Project, Ser C, RB,
     AMBAC Callable 05/01/08 @ 102
     5.125%, 05/01/19                                      1,500         1,474
   Brazos, River Authority, Reliant
     Energy Project, Ser B, RB
     Callable 12/01/02 @ 100
     5.200%, 12/01/18                                      5,000         5,044
   Burleson, Independent School
     District, GO
     Pre-Refunded @ 100 (C) (E)
     6.750%, 08/01/06                                      2,000         2,275
   Carrollton, Farmers Branch
     Independent School District,
     GO Callable 02/15/09 @ 100 (E)
     5.750%, 02/15/10                                      2,605         2,862
   Cypress-Fairbanks, Independent
     School District, GO (E)
     6.750%, 02/15/08                                      1,000         1,155
   Deer Park, Independent School
     District, GO (E)
     6.000%, 02/15/06                                      1,500         1,637
     6.000%, 02/15/08                                      2,000         2,220
     5.875%, 02/15/08                                      1,500         1,654
   Donna, Independent School
     District, GO (E)
     5.500%, 02/15/06                                      1,180         1,261
   Fort Worth, Water & Sewer
     Authority, RB
     5.500%, 02/15/06                                      1,080         1,152

STATEMENT OF NET ASSETS
================================================================================
SEI TAX EXEMPT TRUST -- FEBRUARY 28, 2001 (UNAUDITED)


INTERMEDIATE-TERM MUNICIPAL FUND--CONTINUED
--------------------------------------------------------------------------------
                                                         FACE
                                                      AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------

   Harris County, Health Facilities
     Development Authority,
     Christus Health Project,
     Ser A, RB, MBIA
     5.375%, 07/01/08                                    $ 3,845      $  4,105
   Harris County, Health Facilities
     Development Authority,
     Memorial Hospital Systems
     Project, Ser A, RB, MBIA
     6.000%, 06/01/09                                      1,825         2,023
   Harris County, Road Toll
     Authority, Sub Lien, RB, FGIC
     6.000%, 08/01/12                                      6,000         6,713
   Houston, Ser C, GO
     7.000%, 03/01/08                                      4,000         4,580
   Houston, Water & Sewer Systems
     Authority, Junior Lien Project,
     Ser A, RB, MBIA
     Pre-Refunded @ 100 (C)
     6.200%, 12/01/05                                     11,150        12,307
   La Porte, Independent School
     District, GO (E)
     6.000%, 02/15/03                                      1,000         1,044
   Matagorda County, Pollution
     Control Authority, Central
     Power & Lighting Project,
     Ser A, RB (B)
     4.900%, 05/01/30                                      5,100         5,136
   San Antonio, Electric & Gas
     Authority, RB
     5.000%, 02/01/12                                      3,500         3,653
   San Antonio, Electric & Gas
     Authority, RB
     Callable 02/01/02 @ 101
     5.750%, 02/01/11                                      6,500         6,652
   Texas State, Department of
     Housing & Community Affairs,
     Single-Family Housing Mortgage
     Project, Ser B, CL2, RB
     Callable 09/01/06 @ 102
     5.550%, 09/01/11                                        480           482
   Texas State, Department of
     Housing & Community Affairs,
     Single-Family Housing Mortgage
     Project, Ser E, RB, MBIA
     Callable 09/01/07 @ 102
     5.000%, 03/01/16                                        710           716
   Texas State, Public Finance
     Authority, Ser A, RB, AMBAC
     6.000%, 08/01/02                                      1,000         1,033



--------------------------------------------------------------------------------
                                                         FACE
                                                      AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
   Texas State, Public Finance
     Authority, Ser C, GO
     6.000%, 10/01/08                                    $ 1,000      $  1,115
                                                                      --------
                                                                        76,017
                                                                      --------
UTAH -- 0.4%
   Utah State, Associated Municipal
     Power Systems Authority, San Juan
     Project, RB, MBIA
     Pre-Refunded @ 102 (C)
     6.375%, 06/01/04                                      2,000         2,198
   Utah State, Board Regents
     Authority, University of Utah
     Hospital Project, RB
     5.250%, 08/01/07                                      1,360         1,403
   Utah State, Housing Finance
     Authority, Single-Family Housing
     Mortgage Project, Ser B, RB, FHA
     Callable 07/01/03 @ 102
     5.125%, 07/01/24                                        320           327
                                                                      --------
                                                                         3,928
                                                                      --------
VIRGIN ISLANDS -- 0.3%
   Virgin Islands, Public Finance
     Authority, Senior Lien Fund
     Loan Project, RB, ACA Insured
     5.500%, 10/01/06                                      2,375         2,568
                                                                      --------
VIRGINIA -- 3.0%
   Kanawha County, Industrial
     Development Authority,
     Topvalco/Kroger Project, RB
     Callable 11/01/03 @ 102 (E)
     7.125%, 11/02/12                                      1,160         1,225
   Loudoun County, Industrial
     Development Authority,
     Residential Care Facility, Falcons
     Landing Project, Ser A, RB
     Pre-Refunded @ 103 (C)
     8.750%, 11/01/04                                      6,000         7,178
   Virginia State, College Building
     Authority, Public Higher
     Education Project, Ser A, RB
     5.500%, 09/01/08                                      2,965         3,224
     5.500%, 09/01/09                                      3,665         3,995
   Virginia State, Commonwealth
     Housing Development Authority,
     Ser A, RB Callable 01/01/02 @ 102
     7.100%, 01/01/22                                      1,250         1,291

================================================================================

--------------------------------------------------------------------------------
                                                         FACE
                                                      AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------

   Virginia State, Commonwealth
     Housing Development Authority,
     Ser C, Sub Ser C6, RB
     Callable 01/01/02 @ 102
     5.950%, 01/01/07                                    $ 1,805      $  1,860
     5.850%, 01/01/06                                      1,920         1,979
     5.750%, 01/01/05                                      1,425         1,468
   Virginia State, Housing Development
     Authority, Multi-Family Housing
     Project, Ser H, RB
     5.250%, 05/01/03                                        685           702
   Virginia State, Housing Development
     Authority, Multi-Family Housing
     Project, Zero Coupon, RB
     Callable 11/01/01 @ 21.916
     0.000%, 11/01/17                                        450            96
   Virginia State, Public Building
     Authority, Ser A, RB
     6.000%, 08/01/10                                      4,880         5,514
                                                                      --------
                                                                        28,532
                                                                      --------
WASHINGTON -- 4.0%
   Clark County, Public Utility District
     Authority, RB, FGIC (D)
     6.000%, 01/01/04                                      2,525         2,680
     6.000%, 01/01/07                                      5,000         5,513
   Clark County, Public Utility District
     Authority, RB, FSA
     5.625%, 01/01/11                                      1,500         1,633
   Grant County, Public Utility District
     Authority, RB
     5.625%, 01/01/07                                      2,470         2,661
   Washington State, Convention
     Center Project, Senior Lien,
     RB, AMBAC
     5.250%, 10/01/12                                      3,000         3,150
   Washington State, Public Power
     Supply Systems Authority, Nuclear
     Project No. 1, Ser A, RB, MBIA
     Callable 07/01/03 @ 102
     5.700%, 07/01/17                                      1,000         1,024
   Washington State, Public Power
     Supply Systems Authority,
     Nuclear Project No. 2, Ser A, RB
     6.000%, 07/01/07                                      1,450         1,591
   Washington State, Public Power
     Supply Systems Authority,
     Ser B, RB
     7.250%, 07/01/09                                      2,500         2,875
   Washington State, Ser B &
     Ser AT-7, GO
     6.250%, 06/01/10                                      4,550         5,187



--------------------------------------------------------------------------------
                                                         FACE
                                                      AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------

   Washington State, Ser B, GO
     Callable 01/01/09 @ 100
     5.000%, 01/01/12                                    $ 2,170      $  2,222
   Washington State, Ser B, GO
     Callable 05/01/04 @ 100
     5.750%, 05/01/10                                      3,610         3,763
   Washington State, Ser B, GO
     Pre-Refunded @ 100 (C)
     6.700%, 06/01/01                                      1,000         1,008
   Washington State, Suburban
     Sanitation District, GO
     Callable 06/01/02 @ 102
     6.200%, 06/01/10                                      4,960         5,183
                                                                      --------
                                                                        38,490
                                                                      --------
WISCONSIN -- 0.9%
   Wisconsin State, Center District Tax
     Authority, Junior Dedicated Project,
     Ser B, RB Pre-Refunded @ 101 (C)
     5.700%, 12/15/06                                      3,000         3,293
   Wisconsin State, Housing &
     Economic Development Authority,
     Ser 1, RB, FHA
     Callable 07/01/02 @ 102
     6.600%, 09/01/07                                      1,300         1,350
   Wisconsin State, Transportation
     Authority, Ser A, RB
     5.000%, 07/01/06                                      3,500         3,671
                                                                      --------
                                                                         8,314
                                                                      --------
WYOMING -- 2.1%
   Lincoln County, Pollution Control
     Authority, Exxon Project, Ser A,
     RB (A)(B)
     3.100%, 11/01/14                                      8,700         8,700
   Lincoln County, Pollution Control
     Authority, Exxon Project, Ser B,
     RB (A)(B)
     3.100%, 11/01/14                                      6,900         6,900
   Lincoln County, Pollution Control
     Authority, Exxon Project, Ser C,
     RB (A)(B)
     3.100%, 11/01/14                                      2,600         2,600
   Teton County, Hospital Authority,
     RB, ACA Insured
     Callable 12/01/08 @ 101
     5.800%, 12/01/17                                      1,950         1,894
                                                                      --------
                                                                        20,094
                                                                      --------
Total Municipal Bonds
   (Cost $917,072)                                                     942,199
                                                                      --------

STATEMENT OF NET ASSETS
================================================================================
SEI TAX EXEMPT TRUST -- FEBRUARY 28, 2001 (UNAUDITED)


INTERMEDIATE-TERM MUNICIPAL
FUND--CONCLUDED
--------------------------------------------------------------------------------

                                                                   VALUE (000)
--------------------------------------------------------------------------------
Total Investments -- 98.7%
   (Cost $917,072)                                                    $942,199
                                                                      --------
Other Assets and Liabilities, Net -- 1.3%                               12,030
                                                                      --------


NET ASSETS:
Portfolio Shares of Class A (unlimited
   authorization -- no par value) based
   on 86,164,115 outstanding shares
   of beneficial interest                                              929,422
Undistributed net investment income                                         55
Accumulated net realized loss
   on investments                                                         (375)
Net unrealized appreciation on investments                              25,127
                                                                      --------
 Total Net Assets--100.0%                                             $954,229
                                                                      ========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE -- CLASS A                                $11.07
                                                                      ========
ABAG     ASSOCIATION OF BAY AREA GOVERNMENTS
ACA      AMERICAN CAPITAL ACCESS
AMBAC    AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
CL       CLASS
COP      CERTIFICATE OF PARTICIPATION
FGIC     FINANCIAL GUARANTY INSURANCE COMPANY
FHA      FEDERAL HOUSING AGENCY
FNMA     FEDERAL NATIONAL MORTGAGE ASSOCIATION
FSA      FINANCIAL SECURITY ASSISTANCE
GNMA     GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
GO       GENERAL OBLIGATION
MBIA     MUNICIPAL BOND INSURANCE ASSOCIATION
RB       REVENUE BOND
SER      SERIES
TA       TAX ALLOCATION
TRAN     TAX & REVENUE ANTICIPATION NOTE

(A) FLOATING RATE SECURITY -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON FEBRUARY 28, 2001.
(B) PUT AND DEMAND FEATURE -- THE DATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE FINAL MATURITY DATE, NOT THE NEXT RESET OF PUT DATE.
(C)  PRE-REFUNDED SECURITY -- THE MATURITY DATE SHOWN IS THE PRE-REFUNDED DATE.
(D)  SECURITY IS ESCROWED TO MATURITY.
(E) SECURITIES ARE HELD IN CONJUNCTION WITH A LETTER OF CREDIT FROM A MAJOR BANK OR FINANCIAL INSTITUTION.
(F)  SECURITIES ARE COLLATERALIZED UNDER AN AGREEMENT FROM FNMA/GNMA.
(G) SECURITIES SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 3A-4(2) OR 144A OF THE SECURITIES ACT OF 1933 AS AMENDED, AND MAY BE SOLD ONLY TO DEALERS IN THAT PROGRAM OF THE "ACCREDITED INVESTORS".

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





PENNSYLVANIA MUNICIPAL
 BOND FUND
--------------------------------------------------------------------------------
                                                         FACE
                                                      AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 97.0%
PENNSYLVANIA -- 97.0%
   Allegheny County, Higher
     Education Building Authority,
     Chathan College, Ser A, RB,
     Asset Guaranty
     5.125%, 09/01/13                                     $2,160      $  2,163
   Allegheny County, Higher
     Education Building Authority,
     Thiel College Project,
     Ser A, RB, ACA Insured
     5.400%, 11/15/14                                        390           400
     5.350%, 11/15/13                                        370           382
     5.300%, 11/15/12                                        350           363
     5.200%, 11/15/11                                        335           332
     5.000%, 11/15/09                                        300           310
     4.850%, 11/15/07                                        225           231
     4.750%, 11/15/06                                        215           221
     4.650%, 11/15/05                                        125           128
     4.550%, 11/15/04                                        190           194
Allegheny County, Hospital
  Development Authority, RB (C)
  7.250%, 07/01/03                                            35            35
Allegheny County, Hospital
  Development Authority, Allegheny
  General Hospital, RB (C)
  6.750%, 05/01/04                                           165           174
Allegheny County, Hospital
  Development Authority, Harmarville
  Rehabilitation Center, RB (C)
  6.000%, 10/01/08                                           420           445
Allegheny County, Hospital
  Development Authority, Health
  Center Project, Ser B, RB, MBIA
  5.000%, 07/01/09                                           735           761
Allegheny County, Hospital
  Development Authority, Magee
  Woman's Hospital Project,
  Ser O, RB (C)
  10.125%, 10/01/02                                           50            53
Allegheny County, Hospital
  Development Authority,
  Montefiore Hospital, RB (C)
  6.875%, 07/01/09                                           715           785
Allegheny County, Hospital
  Development Authority, North
  Hills Passavant, RB (C)
  6.750%, 07/01/05                                           110           116
Allegheny County, Hospital
  Development Authority, Ohio
  Valley General, RB, MBIA
  5.875%, 04/01/11                                           355           366

================================================================================

--------------------------------------------------------------------------------
                                                         FACE
                                                      AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
   Allegheny County, Hospital
     Development Authority,
     St. Margaret Memorial, RB (C)
     6.750%, 07/01/10                                     $1,305      $  1,447
   Allegheny County, Housing
     Finance Agency, Single-Family
     Mortgage, Ser CC-1, RB (D)
     5.200%, 05/01/17                                      1,985         1,978
   Allegheny County, Industrial
     Development Authority,
     Environmental Improvement
     Project, Ser A, RB
     6.700%, 12/01/20                                      2,350         2,344
   Allegheny County, Industrial
     Development Authority,
     RB, AMT (B)
     6.000%, 10/01/04                                        140           140
   Allegheny County, Sanitation
     Authority, RB (C)
     6.800%, 07/01/03                                        165           172
   Allentown, Area Hospital Authority,
     Sacred Heart Hospital
     Project, RB (C)
     8.000%, 03/01/09                                        315           367
   Allentown, Area Hospital Authority,
     Sacred Heart Hospital Project,
     RB Pre-Refunded @ 102 (A)
     7.500%, 07/01/01                                        415           426
   Altoona, Area School District
     Authority, Blair County, Ser 78,
     RB Pre-Refunded @ 100 (A)
     6.500%, 07/01/06                                        650           730
   Altoona, Area School District
     Authority, GO (C)
     6.500%, 07/01/04                                        215           233
   Armstrong, School District, GO,
     MBIA Pre-Refunded @ 100 (A)
     7.750%, 03/26/01                                         50            55
   Baldwin, Whitehall School
     Building, RB (C)
     6.625%, 11/15/02                                         30            31
   Baldwin, Whitehall School
     District, RB Partially
     Pre-Refunded @ 100 (A) (C)
     6.699%, 03/26/01                                        215           249
   Bensalem Township, Water &
     Sewer Authority, RB (C)
     6.750%, 12/01/14                                        245           273



--------------------------------------------------------------------------------
                                                         FACE
                                                      AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
   Berks County, Industrial
     Development Authority,
     Construction Fasteners
     Project, RB, AMT
     5.400%, 12/01/03                                     $   25      $     25
   Berks County, Redevelopment
     Multi-Family Housing Authority,
     Woodgate Associates
     Project, Ser A, RB (D)
     4.700%, 01/01/09                                        180           183
   Blair County, Hospital
     Authority, RB (C)
     6.900%, 07/01/08                                      1,485         1,626
   Blairsville-Saltsburg, School District,
     GO, AMBAC (C)
     9.000%, 05/15/03                                         35            38
   Borough of Tarentum, Electric
     Authority, Ser A, RB, Asset
     Guaranty Pre-Refunded @ 100 (A)
     5.500%, 09/01/03                                        645           673
   Bucks County, Industrial
     Development Authority, RB (C)
     8.750%, 09/01/04                                        195           209
   Bucks County, Redevelopment
     Authority, Warminster Heights,
     Section 8-A, RB, FHA
     6.250%, 08/01/02                                        105           106
   Bucks County, Water & Sewer
     Authority, RB (C)
     6.375%, 12/01/08                                         40            43
   Butler Area, Sewer Authority, RB
     Pre-Refunded @ 100 (A)
     7.250%, 01/01/04                                        510           544
   Cambria County, Hospital Authority,
     Conemaugh Valley Memorial
     Hospital, RB (C)
     7.625%, 09/01/11                                        299           346
   Chartiers Valley, Joint School
     District, RB (C)
     6.150%, 03/01/07                                         45            49
   Chester County, Health &
     Educational Facilities Authority,
     Immaculata College Project, RB
     5.250%, 10/15/10                                        345           340
   Chester County, Hospital Authority,
     Paoli Memorial Hospital, RB (C)
     5.500%, 02/01/03                                         60            61
   College Township, Water Authority,
     RB, Asset Guaranty
     5.800%, 01/01/15                                        695           718
   Creswell Heights, Joint Water
     Authority, RB (C)
     7.375%, 03/01/07                                         75            84

STATEMENT OF NET ASSETS
================================================================================
SEI TAX EXEMPT TRUST -- FEBRUARY 28, 2001 (UNAUDITED)


PENNSYLVANIA MUNICIPAL BOND FUND--CONTINUED
--------------------------------------------------------------------------------
                                                         FACE
                                                      AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
   Cumberland Valley, Joint School
     District, RB, MBIA (C)
     6.400%, 11/15/01                                     $   10      $     10
   Dauphin County, General Authority,
     Phoenixville Hospital Project,
     Ser A, RB, FGIC (C)
     5.900%, 07/01/05                                        845           916
   Dauphin County, General Authority,
     RB Mandatory Put 06/03/02 @ 100 (F)
     6.600%, 06/01/26                                         50            53
   Dauphin County, General School
     Authority, Penncrest School Project,
     RB Mandatory Put 06/02/03 @ 100 (F)
     6.600%, 06/01/26                                        915           946
   Dauphin County, General School
     Authority, RB, Mandatory
     Put 06/01/04 @ 100 (F)
     6.700%, 06/01/26                                      1,220         1,261
   Dauphin County, General School
     Authority, RB, AMBAC
     Mandatory Put 06/01/10 @ 100 (F)
     4.700%, 06/01/26                                        460           460
   Dauphin County, General School
     Authority, RB, AMBAC
     Mandatory Put 06/01/12 @ 100 (F)
     4.900%, 06/01/26                                        330           330
   Delaware County, Elwyn
     Project, RB (B)
     6.000%, 06/01/11                                      3,250         3,575
   Delaware County, General Authority,
     Dunwoody Village Project, RB
     6.200%, 04/01/17                                        100           101
   Delaware County, Hospital Authority,
     Crozer-Chester Medical Center
     Project, RB, ACA Insured
     4.900%, 12/01/08                                        550           548
     4.850%, 12/01/07                                        645           647
   Delaware County, School Authority,
     Haverford School Project, RB
     4.750%, 03/15/12                                        495           493
     4.650%, 03/15/11                                        520           517
     4.550%, 03/15/10                                        330           330
   Delaware River, Port Authority of
     Pennsylvania & New Jersey,
     Delaware Bridges, RB (C)
     6.500%, 01/15/11                                        150           167
     6.000%, 01/15/10                                        145           157
   Derry Township, Sanitation Sewer
     Authority, RB (C)
     6.250%, 08/01/12                                         50            55


--------------------------------------------------------------------------------
                                                         FACE
                                                      AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
   Dover Township, Sewer Authority,
     RB (C)
     6.250%, 05/01/12                                     $   35      $     39
   Easton, Area School Authority,
     GO (C)
     6.250%, 04/15/02                                         45            46
   Erie County, Higher Education
     Authority, Mercyhurst College
     Project, RB
     5.700%, 03/15/11                                         85            87
   Erie County, Hospital Authority,
     Erie County Geriatric, RB (C)
     6.750%, 07/01/11                                      1,215         1,346
     6.250%, 07/01/11                                        115           125
   Erie County, Hospital Authority,
     Gannon University Project, RB,
     AMBAC (C)
     7.375%, 06/01/08                                         40            48
   Erie County, Hospital Authority,
     Hamot Medical Center Project,
     RB (C)
     6.900%, 01/01/05                                        340           357
   Erie, Higher Education Building
     Authority, Mercyhurst College
     Project, RB
     5.750%, 03/15/13                                      3,000         3,026
     5.650%, 03/15/10                                        180           185
   Fayette County, Hospital Authority,
     Uniontown Hospital, RB AMBAC
     5.750%, 06/15/15                                      1,000         1,056
     5.450%, 06/15/07                                        740           791
     5.100%, 06/15/03                                         65            67
   Franklin Hospital, Special
     Obligation, RB (C)
     7.125%, 10/01/08                                        315           350
   Greene Township, Municipal Sewer
     Authority, RB, FSA Partially
     Pre-Refunded @ 100 (A)
     5.800%, 12/01/01                                        400           407
   Greenwood, School District
     Authority, GO, MBIA (C)
     6.750%, 09/01/08                                         40            42
   Hamburg County, Area School
     District, GO, AMBAC
     5.150%, 05/01/15                                        825           827
   Hampton Township, Sanitation
     Sewer Authority, RB (C)
     6.500%, 09/01/10                                         35            41
   Harrisburg, GO (C)
     7.400%, 06/15/04                                        235           251
   Harrisburg, Ser A, GO, MBIA (C)
     9.750%, 04/15/04                                        105           117

--------------------------------------------------------------------------------
                                                         FACE
                                                      AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
   Hickory Township, Municipal
     Authority, RB (C)
     6.250%, 02/01/14                                     $  445      $    489
   Horsham Township, Sewer
     Authority, RB, MBIA (C)
     6.700%, 01/01/11                                         15            15
   Hummelstown, Municipal Authority,
     RB Pre-Refunded @ 100 (A)
     5.700%, 01/01/02                                         35            36
   Jefferson County, Municipal Authority,
     RB, MBIA (C)
     7.000%, 12/01/02                                         65            68
   Jersey Shore, Area School District,
     GO, MBIA (C)
     9.375%, 03/01/03                                        205           222
   Lancaster County, Solid Waste
     Management Authority RB,
     AMBAC
     5.375%, 12/15/15                                      1,600         1,656
   Lancaster, Area Sewer Authority,
     RB (C)
     6.750%, 04/01/12                                         10            12
     6.000%, 04/01/12                                        200           219
   Lehigh County, General Purpose
     Authority, Kidspeace Obligation
     Group Project, RB, ACA Insured
     5.800%, 11/01/12                                      1,265         1,316
     5.700%, 11/01/09                                      2,485         2,609
   Lehigh County, General Purpose
     Authority, Muhlenberg Medical
     Center Project, RB (C)
     7.000%, 07/01/04                                        130           137
   Lower Pottsgrove Township, Sewer
     Authority, RB (C)
     6.250%, 05/01/12                                        125           138
   Manheim Township, School District
     Authority, Ser 1978, RB
     Pre-Refunded @ 100 (A)
     6.625%, 12/01/05                                        120           128
   McCandless Township, Sanitation
     Authority, RB (C)
     6.750%, 11/15/05                                        450           490
     6.500%, 09/01/05                                        100           105
   Mifflin County, Hospital Authority,
     RB, Asset Guaranty
     5.500%, 07/01/12                                      1,000         1,037
   Monroeville, Water Authority, RB (C)
     7.250%, 12/01/08                                        130           146
   Montgomery County, GO (C)
     9.000%, 08/15/04                                         80            87



--------------------------------------------------------------------------------
                                                         FACE
                                                      AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
   Montgomery County, Industrial
     Development Authority, Commercial
     Development, BMHR Associates
     Project, RB (B)
     7.125%, 11/15/07                                     $   50      $     52
   Montgomery County, Industrial
     Development Authority, Health
     Facilities, Ecri Project, RB
     6.850%, 06/01/13                                      2,115         2,157
   Mount Lebanon, Hospital
     Authority, RB (C)
     7.000%, 07/01/06                                        641           690
   New Brighton, Area School
     Authority, RB, MBIA (C)
     5.850%, 11/15/02                                          5             5
   New Castle, Area School District,
     GO, Asset Guaranty
     5.250%, 09/01/02                                         45            45
   New Castle, Hospital Authority,
     Jameson Memorial Hospital
     Project, RB, MBIA
     6.000%, 07/01/10                                        315           351
     5.500%, 07/01/09                                        800           863
   Northampton County, Industrial
     Development Authority, Citizens
     Utility Project, RB
     6.950%, 08/01/15                                      1,880         1,914
   Northampton County, Industrial
     Development Authority, Moravian
     Hall Square Project, Ser B, RB,
     Asset Guaranty
     5.350%, 07/01/10                                      1,470         1,527
   Northampton, Bucks County,
     Municipal Water Authority, RB (C)
     6.750%, 11/01/13                                         45            50
   Northeast Allegheny County, RB (C)
     6.000%, 05/01/02                                         15            15
   Northeastern York County,
     Ser C, GO, FGIC
     5.500%, 03/01/02                                         30            30
   Northeastern, Hospital Authority,
     RB (C)
     7.000%, 06/01/06                                        400           425
     6.375%, 09/15/07                                        235           238
   Northgate, School Building
     Authority, RB, MBIA (C)
     6.375%, 02/15/07                                        105           118
   Philadelphia, Hospitals & Higher
     Educational Facilities Authority,
     Medical Research Project, RB
     6.200%, 08/01/11                                         50            51

STATEMENT OF NET ASSETS
================================================================================
SEI TAX EXEMPT TRUST -- FEBRUARY 28, 2001 (UNAUDITED)


PENNSYLVANIA MUNICIPAL BOND FUND--CONTINUED
--------------------------------------------------------------------------------
                                                         FACE
                                                      AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
   Pennsylvania State, Delco School
     District Authority, GO, FGIC
     4.300%, 02/15/10                                     $   85      $     85
   Pennsylvania State, Economic
     Development Financing Authority,
     Dr. Gertrude A. Barber Center
     Project, RB, Asset Guaranty
     5.625%, 12/01/15                                        885           905
     5.200%, 12/01/08                                        200           207
   Pennsylvania State, Higher
     Education Assistance Agency,
     Ser A, RB, AMBAC, AMT
     7.050%, 10/01/16                                      3,500         3,665
   Pennsylvania State, Higher
     Education Facilities Authority,
     Allegheny Delaware Valley,
     Ser A, RB, MBIA
     5.875%, 11/15/16                                         25            26
     5.400%, 11/15/07                                        150           158
   Pennsylvania State, Higher Education
     Facilities Authority, Allegheny
     General Hospital Project, Ser A, RB,
     MBIA Pre-Refunded @ 100 (A)
     7.000%, 09/01/14                                         65            67
   Pennsylvania State, Higher Education
     Facilities Authority, College &
     University, Ser 10, RB (C)
     6.900%, 07/01/07                                        110           120
   Pennsylvania State, Higher Education
     Facilities Authority, Drexel
     University Project, RB, MBIA (C)
     10.250%, 05/01/03                                       125           138
   Pennsylvania State, Higher Education
     Facilities Authority, Health
     Services, Allegheny Delaware
     Valley Obligation, Ser A, RB, MBIA
     5.600%, 11/15/09                                        250           267
     5.600%, 11/15/10                                      3,595         3,779
   Pennsylvania State, Higher Education
     Facilities Authority, Philadelphia
     College of Textiles & Science, RB
     5.450%, 02/01/07                                        200           207
   Pennsylvania State, Higher Education
     Facilities Authority, Philadelphia
     College of Textiles & Science,
     Ser 1996, RB
     6.600%, 04/01/09                                        340           365
     6.550%, 04/01/08                                        320           344
     6.450%, 04/01/07                                        295           317
     6.350%, 04/01/06                                        285           306
     6.250%, 04/01/05                                        265           282



--------------------------------------------------------------------------------
                                                         FACE
                                                      AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
   Pennsylvania State, Higher
     Education Facilities Authority,
     Philadelphia University
     Project, RB, Asset Guaranty
     5.750%, 06/01/15                                     $  660      $    693
   Pennsylvania State, Higher
     Education Facilities Authority, RB
     4.900%, 05/01/08                                         50            50
   Pennsylvania State, Higher
     Education Facilities Authority,
     State System of Higher Education,
     Ser P, RB, AMBAC
     5.250%, 12/15/14                                      1,600         1,642
   Pennsylvania State, Higher
     Education Facilities Authority,
     University of the Arts, RB,
     Asset Guaranty
     5.500%, 03/15/13                                      1,025         1,060
     5.150%, 09/15/06                                        345           359
     4.850%, 09/15/03                                        250           256
   Pennsylvania State, Higher
     Education Facilities Authority,
     University of the Arts, Ser 1997,
     RB, Asset Guaranty
     5.300%, 03/15/12                                        265           266
     5.250%, 03/15/11                                        265           267
     5.200%, 03/15/10                                        245           247
   Pennsylvania State, Higher
     Education Facilities Authority,
     University of Pennsylvania Health
     Project, Ser A, RB, MBIA
     5.375%, 01/01/14                                      2,000         2,055
   Pennsylvania State, Higher
     Education Facilities Authority,
     Ursinus College Project, RB
     5.850%, 01/01/17                                      1,480         1,467
   Pennsylvania State, Higher
     Education & Health Facilities
     Authority, Allegheny Delaware
     Valley Obligation Project,
     Ser C, RB, MBIA
     5.875%, 11/15/18                                      3,200         3,288
   Pennsylvania State, Higher
     Education, Philadelphia College
     of Textiles & Science, Ser 1996, RB
     6.150%, 04/01/04                                        250           263
     6.050%, 04/01/03                                        240           248
   Pennsylvania State, Housing Finance
     Agency, RB (C)
     7.750%, 12/01/07                                        150           168
   Pennsylvania State, Housing Finance
     Agency, Rental Housing, Ser 91, RB,
     FHA (D)
     5.450%, 07/01/06                                      2,000         2,087

================================================================================

--------------------------------------------------------------------------------
                                                         FACE
                                                      AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
   Pennsylvania State, Housing
     Finance Agency, Ser 1991-31A,
     RB, AMT
     6.800%, 10/01/17                                     $  115      $    118
   Pennsylvania State, Housing
     Finance Agency, Single-Family
     Mortgage, Ser 49, RB, AMT
     5.800%, 10/01/07                                        205           216
   Pennsylvania State, Intergovernmental
     Authority, Philadelphia Funding
     Project, Special Tax, FGIC
     5.250%, 06/15/15                                      3,400         3,477
   Pennsylvania State, Ser A, COP,
     AMBAC
     5.000%, 07/01/15                                        600           600
   Perkiomen Valley, School District
     Authority, RB, MBIA (C)
     6.500%, 12/01/07                                        135           155
   Peters Township, School District
     Authority, Zero Coupon, GO,
     MBIA (C)
     0.000%, 11/15/07                                        100            75
   Philadelphia, Gas Works Authority,
     Ser 14, RB
     6.375%, 07/01/14                                      2,140         2,175
   Philadelphia, Gas Works Authority,
     Ser 14, RB, FSA Partially
     Pre-Refunded @ 102 (A)
     6.250%, 07/01/03                                      1,000         1,069
   Philadelphia, Graduate Hospital
     Project, RB (C)
     7.000%, 07/01/10                                      1,360         1,525
   Philadelphia, Hospital & Higher
     Education Authority, Presbyterian
     Medical Center, RB (C)
     6.100%, 12/01/03                                        410           436
   Philadelphia, Hospital Authority,
     St. Agnes Medical Center Project,
     Ser A, RB, MBIA
     5.000%, 07/01/05                                        865           868
   Philadelphia, Hospital Authority,
     Thomas Jefferson University
     Project, RB (C)
     7.000%, 07/01/08                                        155           171
   Philadelphia, Industrial Development
     Authority, Franklin Institute
     Project, RB
     5.100%, 06/15/11                                        200           199



--------------------------------------------------------------------------------
                                                         FACE
                                                      AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
   Philadelphia, Redevelopment
     Authority, Home Improvement
     Loan, Ser 1995A, RB, FHA, AMT
     6.100%, 12/01/10                                     $  565      $    588
     5.650%, 12/01/05                                         40            41
     5.550%, 06/01/04                                         40            41
     5.400%, 06/01/03                                         95            97
     5.400%, 12/01/03                                        110           113
     5.250%, 06/01/02                                        120           122
     5.250%, 12/01/02                                        130           132
     5.100%, 06/01/01                                         85            85
     5.100%, 12/01/01                                         65            66
   Philadelphia, Redevelopment
     Authority, West Philadelphia
     Project, RB (D)
     6.750%, 05/15/04                                        395           407
   Philadelphia, School District
     Authority, Ser 91-B, GO, MBIA
     Partially Pre-Refunded @ 101 (A)
     7.000%, 07/01/01                                        215           220
   Philadelphia, Water & Sewer
     Authority, Ser 10, RB (C)
     7.350%, 09/01/04                                        385           415
   Pittsburgh, GO (C)
     9.125%, 03/01/04                                         75            86
   Pittsburgh, Public Parking Authority,
     Saint Francis General Hospital
     Project, RB (C)
     6.625%, 10/01/12                                         15            17
   Pittsburgh, Public Parking Authority,
     Ser 92-A, RB, FGIC
     5.750%, 12/01/05                                        500           526
   Pittsburgh, Stadium Lease Authority,
     RB (C)
     6.500%, 04/01/11                                        220           248
   Pittsburgh, Urban Redevelopment
     Authority Center, Triangle Tax
     Increment, Ser A, RB (B)
     6.250%, 03/15/15                                      1,895         2,013
   Pittsburgh, Urban Redevelopment
     Authority, Home Improvement
     Loan Project, RB, FHA
     7.125%, 08/01/04                                          5             5
   Pittsburgh, Urban Redevelopment
     Authority, Home Improvement
     Loan Project, Ser B, RB
     5.150%, 02/01/17                                        175           171
   Pittsburgh, Urban Redevelopment
     Authority, Home Improvement
     Loan Project, Ser B, RB (D)
     4.700%, 10/01/10                                        100           102

STATEMENT OF NET ASSETS
================================================================================
SEI TAX EXEMPT TRUST -- FEBRUARY 28, 2001 (UNAUDITED)


PENNSYLVANIA MUNICIPAL BOND FUND--CONCLUDED
--------------------------------------------------------------------------------
                                                         FACE
                                                      AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
   Pittsburgh, Urban Redevelopment
     Authority, Multi-Family Housing,
     Hazlewood Project, Ser A,
     RB, FHA, MBIA
     5.400%, 01/01/22                                     $1,970      $  1,970
   Pittsburgh, Urban Redevelopment
     Authority, Ser 1996C, RB, AMT
     5.700%, 10/01/05                                        240           251
   Pittsburgh, Urban Redevelopment
     Authority, Ser 1996D, RB
     6.100%, 10/01/10                                        330           348
     6.000%, 10/01/09                                        310           329
     5.900%, 04/01/08                                        285           303
     5.900%, 10/01/08                                        290           308
   Pittsburgh, Urban Redevelopment
     Authority, Ser A, RB, AMT
     5.750%, 10/01/10                                         50            52
   Pittsburgh, Urban Redevelopment
     Authority, Ser B, RB
     5.700%, 10/01/11                                        105           109
   Pittsburgh, Urban Redevelopment
     Authority, Ser B, RB, FHA  (D)
     6.700%, 04/01/10                                         10            10
   Pittsburgh, Urban Redevelopment
     Authority, Triangle Tax Increment
     Center Project, Ser A, TA (B)
     6.000%, 12/01/11                                      3,740         4,021
   Pittsburgh, Urban Redevelopment
     Center, Triangle Tax Increment,
     Ser A, RB (B)
     5.750%, 12/01/06                                      1,980         2,054
   Pittsburgh, Urban Redevelopment
     Center, Triangle Tax Increment,
     Ser B, RB (B)
     5.750%, 03/15/06                                      1,000         1,035
   Pittsburgh, Water & Sewer
     Authority, RB, FGIC (C)
     7.625%, 09/01/04                                        370           403
   Potter County, Hospital Authority,
     Charles Cole Memorial Hospital,
     RB, Asset Guaranty
     5.500%, 08/01/06                                        160           169
     5.400%, 08/01/05                                        320           336
     5.300%, 08/01/04                                        325           338
     5.200%, 08/01/03                                        245           252
   Pottsville, Hospital Authority,
     Daughters of Charity
     Project, RB (C)
     5.000%, 08/15/12                                      1,260         1,285
   Pottsville, Hospital Authority,
     Hospital & Warner Clinic, RB (C)
     6.400%, 07/01/03                                        730           773



--------------------------------------------------------------------------------
                                                         FACE
                                                      AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
   Quakertown, Hospital Authority,
     Community Hospital, RB (C)
     7.125%, 01/01/11                                     $  130      $    147
   Radnor Township, School
     Authority, Ser A, RB (C)
     9.000%, 10/15/03                                         25            27
   Ridley Park, Hospital Authority,
     Taylor Hospital Project,
     Ser A, RB (C)
     6.000%, 12/01/05                                         75            79
   Robinson Township, Water
     Authority, RB (C)
     5.625%, 05/01/06                                         31            33
   Scranton-Lackawanna, Health &
     Welfare Authority, Moses Taylor
     Hospital, RB (C)
     6.625%, 07/01/09                                        840           917
   Shaler, School District Authority,
     RB (C)
     6.250%, 04/15/08                                        130           142
   Somerset County, Hospital Authority,
     Somerset Community Hospital
     Project, Ser B, RB, Asset Guaranty
     5.300%, 03/01/11                                        500           520
   South Fayette Township, Sanitation
     Authority, RB (C)
     6.375%, 11/01/12                                        165           184
   Southeastern, Greene School District,
     GO (C)
     9.375%, 07/01/03                                        100           107
   Southeastern, Transportation
     Authority, RB
     5.750%, 12/01/04                                         50            50
   Steel Valley, School District, GO (C)
     6.250%, 11/01/06                                        105           113
   Susquehanna Township, Sewer
     Authority, RB (C)
     6.000%, 11/15/13                                         70            71
   Swissvale, Area School District,
     GO (C)
     6.300%, 12/01/03                                         55            59
   Trinity, Area School Building
     Authority, RB (C)
     5.950%, 07/01/03                                         35            37
   Uniontown Area, School Authority,
     School Building, RB (C)
     6.300%, 10/01/07                                        200           219
   Upper Allen Township, Sewer
     Authority, RB (C)
     5.750%, 04/01/13                                        330           364
   Upper Gwynedd-Towamencin,
     Sewer Authority, RB, MBIA (C)
     5.850%, 10/15/06                                        115           121

================================================================================

--------------------------------------------------------------------------------
                                                       FACE
                                               AMOUNT (000)/SHARES   VALUE (000)
--------------------------------------------------------------------------------
   Upper Perkiomen, School District
     Authority, GO (C)
     6.000%, 05/01/04                                     $   20      $     21
   Upper St. Clair Township, School
     Building Authority, RB
     Pre-Refunded @ 100 (A)
     6.625%, 03/26/01                                        215           241
   Washington County, Hospital
     Authority, Canonsburg General
     Hospital Project, RB
     Pre-Refunded @ 102 (A)
     7.350%, 06/01/03                                        720           767
   Westmoreland County, Municipal
     Authority, Special Obligation,
     GO (C)
     9.125%, 07/01/10                                        210           240
   Whitehall, Coplay Area School
     District, GO, MBIA
     5.250%, 11/15/10                                        550           551
   Willistown Township, Municipal
     Authority, RB (C)
     6.000%, 01/01/15                                         15            16
   Windber, Area Hospital Authority,
     Windber Hospital Project, RB,
     FHA Pre-Refunded @ 102 (A)
     5.900%, 08/01/05                                        115           127
   Wyoming County, Hospital
     Authority, Tyler Memorial
     Hospital, RB (C)
     7.400%, 01/01/05                                         60            64
   Wyoming Valley, Sanitation
     Authority, RB (C)
     5.125%, 07/01/07                                         95            98
   York County, Hospital Authority,
     Lutheran Social Services, RB
     5.800%, 04/01/06                                        500           504
     5.600%, 04/01/05                                        500           502
     5.400%, 04/01/04                                        500           501
   York County, Industrial Development
     Authority, York Water Project, RB
     Mandatory Put 06/01/05 @ 100
     6.000%, 06/01/10                                      1,255         1,288
   York Township, Water & Sewer
     Authority, RB (C)
     5.900%, 08/01/13                                         80            89
                                                                      --------
Total Municipal Bonds
   (Cost $119,387)                                                     122,942
                                                                      --------


CASH EQUIVALENT -- 1.6%
   Provident Pennsylvania Tax Free
     Money Market                                      2,003,303         2,003
                                                                      --------




--------------------------------------------------------------------------------

                                                                     VALUE (000)
--------------------------------------------------------------------------------
Total Cash Equivalent
   (Cost $2,003)                                                        $2,003
                                                                      --------
Total Investments -- 98.6%
   (Cost $121,390)                                                     124,945
                                                                      --------
Other Assets and Liabilities, Net -- 1.4%                                1,760
                                                                      --------


NET ASSETS:
Portfolio Shares of Class A (unlimited
   authorization -- no par value) based
   on 5,132,396 outstanding shares
   of beneficial interest                                               53,318
Portfolio Shares of Class B (unlimited
   authorization-- no par value) based
   on 6,865,875 outstanding shares
   of beneficial interest                                               70,905
Undistributed net investment income                                         13
Accumulated net realized loss
   on investments                                                       (1,086)
Net unrealized appreciation on investments                               3,555
                                                                  ------------
 Total Net Assets--100.0%                                             $126,705
                                                                  ============
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE -- CLASS A                                $10.56
                                                                  ============
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE -- CLASS B                                $10.56
                                                                  ============

ACA   AMERICAN CAPITAL ACCESS
AMBAC AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
AMT   ALTERNATIVE MINIMUM TAX
COP   CERTIFICATE OF PARTICIPATION
FGIC  FINANCIAL GUARANTY INSURANCE COMPANY
FHA   FEDERAL HOUSING ADMINISTRATION
FNMA  FEDERAL NATIONAL MORTGAGE ASSOCIATION
FSA   FINANCIAL SECURITY ASSISTANCE
GNMA  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
GO    GENERAL OBLIGATION
MBIA  MUNICIPAL BOND INSURANCE ASSOCIATION
RB    REVENUE BOND SER SERIES
TA    TAX ALLOCATION

(A)  PRE-REFUNDED SECURITY -- THE MATURITY DATE SHOWN IS THE PRE-REFUNDED DATE.

(B) SECURITIES ARE HELD IN CONJUNCTION WITH A LETTER OF CREDIT FROM A MAJOR BANK OR FINANCIAL INSTITUTION.

(C)  SECURITY IS ESCROWED TO MATURITY.

(D)  SECURITIES ARE COLLATERALIZED UNDER AN AGREEMENT FROM FNMA/GNMA.

(E) FLOATING RATE SECURITY -- THE RATE ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON FEBRUARY 28, 2001.

(F) PUT AND DEMAND FEATURE -- THE DATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE FINAL MATURITY DATE, NOT THE NEXT RESET OR PUT DATE.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
================================================================================
SEI TAX EXEMPT TRUST -- FEBRUARY 28, 2001 (UNAUDITED)


MASSACHUSETTS MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
                                                         FACE
                                                      AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 98.6%
MASSACHUSETTS -- 96.2%
   Amherst-Pelham, Regional
     School District, GO, AMBAC
     Callable 05/15/08 @ 101
     5.125%, 05/15/18                                     $1,000      $  1,007
   Barnstable, GO
     Callable 02/15/10 @ 101
     5.750%, 02/15/17                                        250           266
   Boston, Ser A, GO, FGIC
     Callable 01/01/08 @100
     4.500%, 01/01/18                                        500           467
   Holden, Municipal Purpose
     Loan, GO, FGIC
     7.500%, 03/01/02                                        400           416
     7.500%, 03/01/03                                        330           354
   Hopkington, GO
     5.500%, 09/01/06                                        735           791
   Lowell, GO, AMBAC
     6.000%, 12/15/05                                        150           164
   Lynn, Water & Sewer Commission,
     Ser A, RB, FSA
     5.875%, 12/01/06                                         40            44
   Malden, GO, MBIA
     Callable 08/01/07 @ 101
     5.000%, 08/01/10                                         45            47
   Marlborough, GO, FGIC
     6.750%, 06/15/07                                        250           288
   Mashpee, GO, MBIA
     6.250%, 02/01/07                                        155           173
   Massachusetts Bay, Transportation
     Authority, General Transportation
     System Project, Ser A, RB
     6.250%, 03/01/04                                         70            75
     5.875%, 03/01/15                                        185           207
     5.400%, 03/01/07                                         45            48
   Massachusetts Bay, Transportation
     Authority, General Transportation
     System Project, Ser A, RB (E)
     5.500%, 03/01/12                                        500           544
   Massachusetts Bay, Transportation
     Authority, General Transportation
     System Project, Ser A, RB, FGIC
     7.000%, 03/01/21                                        500           612
   Massachusetts Bay, Transportation
     Authority, General Transportation
     System Project, Ser C, RB
     5.250%, 03/01/06                                      1,000         1,057
   Massachusetts Bay, Transportation
     Authority, General Transportation
     System Project, Ser C, RB, FGIC
     5.750%, 03/01/10                                        655           724



--------------------------------------------------------------------------------
                                                         FACE
                                                      AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
   Massachusetts State, College
     Building Authority Project,
     Ser A, RB
     7.500%, 05/01/06                                     $  175      $    203
   Massachusetts State, Consolidated
     Loan, Ser A, GO
     Pre-Refunded @ 100 (E)
     6.000%, 06/01/02                                        100           103
   Massachusetts State, Consolidated
     Loan, Ser C, GO
     5.750%, 10/01/07                                        785           861
   Massachusetts State, Consolidated
     Loan, Ser D, GO
     6.000%, 05/01/08                                        500           556
   Massachusetts State, Development
     Finance Agency, Biomedical
     Research Project, Ser C, RB
     Callable 08/01/10 @ 101
     6.000%, 08/01/11                                        210           225
   Massachusetts State, Development
     Finance Agency, College of
     Pharmacy Project, Ser B, RB
     5.875%, 07/01/07                                        295           308
   Massachusetts State, Development
     Finance Agency, May Institute
     Issue, RB
     5.500%, 09/01/08                                        300           322
   Massachusetts State, Development
     Finance Agency, Northern Berkshire
     Community Project, Ser A, RB,
     ACA Insured
     5.750%, 08/15/08                                        200           210
   Massachusetts State, Development
     Finance Agency, Visual &
     Performing Arts Project, RB
     5.750%, 08/01/14                                        500           551
   Massachusetts State, Development
     Finance Agency, Williston
     Northampton School Project,
     RB Callable 10/01/08 @ 102
     6.000%, 10/01/13                                        200           191
   Massachusetts State, Health &
     Educational Facilities Authority,
     Amherst College, Ser F, RB (A) (B)
     2.650%, 11/01/26                                        300           300
   Massachusetts State, Health &
     Educational Facilities Authority,
     Amherst College, Ser G, RB
     6.000%, 11/01/06                                        200           221
   Massachusetts State, Health &
     Educational Facilities Authority,
     Bentley College Project,
     Ser J, RB, MBIA
     4.500%, 07/01/06                                        100           102

================================================================================

--------------------------------------------------------------------------------
                                                         FACE
                                                      AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
   Massachusetts State, Health &
     Educational Facilities Authority,
     Cape Cod Healthcare
     Project, Ser B, RB
     5.000%, 11/15/07                                     $  200      $    193
   Massachusetts State, Health &
     Educational Facilities Authority,
     Capital Asset Program,
     Ser B, RB, MBIA (A) (B)
     3.100%, 07/01/10                                        200           200
   Massachusetts State, Health &
     Educational Facilities Authority,
     Caregroup Issue Project,
     Ser A, RB, MBIA
     5.000%, 07/01/04                                        100           104
   Massachusetts State, Health &
     Educational Facilities Authority,
     Children's Hospital Project,
     Ser E, RB Callable 10/01/02 @ 102
     6.125%, 10/01/12                                        150           155
   Massachusetts State, Health &
     Educational Facilities Authority,
     Daughters of Charity, Carney Project,
     Ser D, RB Pre-Refunded @ 100 (E)
     6.100%, 07/01/04                                        500           554
   Massachusetts State, Health &
     Educational Facilities Authority,
     Eye & Ear Infirmary Project,
     Ser B, RB, ACA Insured
     5.000%, 07/01/05                                        195           198
   Massachusetts State, Health &
     Educational Facilities Authority,
     Harvard Pilgrim Health Project,
     Ser A, RB, FSA
     5.250%, 07/01/06                                         40            42
   Massachusetts State, Health &
     Educational Facilities Authority,
     Harvard University Project, Ser R,
     RB (A) (B)
     3.100%, 11/01/49                                      2,000         2,000
   Massachusetts State, Health &
     Educational Facilities Authority,
     Harvard University, Ser AA, RB
     5.500%, 01/15/07                                        750           811
   Massachusetts State, Health &
     Educational Facilities Authority,
     Harvard University, Ser BB,
     RB (A) (B)
     3.100%, 02/01/34                                        100           100
   Massachusetts State, Health &
     Educational Facilities Authority,
     Harvard University, Ser Z, RB
     5.500%, 01/15/06                                      1,000         1,072



--------------------------------------------------------------------------------
                                                         FACE
                                                      AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
   Massachusetts State, Health &
     Educational Facilities Authority,
     Melrose Wakefield Hospital
     Project, Ser B, RB (F)
     Callable 07/01/02 @ 102
     6.125%, 07/01/04                                     $  130      $    137
   Massachusetts State, Health &
     Educational Facilities Authority,
     Milford-Whitinsville Regional
     Project, Ser C, RB
     5.000%, 07/15/01                                        100           100
     5.000%, 07/15/02                                        405           404
   Massachusetts State, Health &
     Educational Facilities Authority,
     Newton Wellesley Hospital,
     Ser F, RB, MBIA (A) (B)
     2.300%, 07/01/25                                        575           575
   Massachusetts State, Health &
     Educational Facilities Authority,
     North Adams Regional Hospital
     Project, Ser C, RB
     Callable 07/01/06 @ 102
     6.750%, 07/01/09                                        200           201
   Massachusetts State, Health &
     Educational Facilities Authority,
     Northeastern University,
     Ser G, RB, MBIA
     5.500%, 10/01/10                                        445           486
   Massachusetts State, Health &
     Educational Facilities Authority,
     Partners Healthcare System,
     Ser B, RB
     5.000%, 07/01/09                                        400           402
   Massachusetts State, Health &
     Educational Facilities Authority,
     Southcoast Health System Project,
     Ser A, RB, MBIA
     5.000%, 07/01/05                                        200           209
   Massachusetts State, Health &
     Educational Facilities Authority,
     Vinfen Issue, Ser A, RB,
     ACA Insured
     5.000%, 11/15/08                                        100           101
     4.125%, 11/15/01                                        165           165
   Massachusetts State, Health &
     Educational Facilities Authority,
     Youville Hospital Project, Ser B,
     RB, FHA Callable 02/15/04 @ 102
     6.125%, 02/15/15                                        115           119
   Massachusetts State, Housing
     Finance Agency, Housing Project,
     Ser A, RB, AMBAC
     Callable 04/01/03 @ 102
     5.950%, 10/01/08                                        300           314

STATEMENT OF NET ASSETS
================================================================================
SEI TAX EXEMPT TRUST -- FEBRUARY 28, 2001 (UNAUDITED)


MASSACHUSETTS MUNICIPAL BOND FUND--CONCLUDED
--------------------------------------------------------------------------------
                                                         FACE
                                                      AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
   Massachusetts State, Housing
     Finance Agency, Residential
     Development Project, Ser A, RB,
     Callable 05/15/02 @ 102 (D)
     6.450%, 11/15/04                                     $  350      $    366
   Massachusetts State, Housing
     Finance Agency, Residential
     Development Project, Ser E, RB,
     Callable 11/15/02 @ 102 (D)
     6.250%, 11/15/12                                        175           184
   Massachusetts State, Housing Finance
     Agency, Single-Family Housing
     Project, Ser 44, RB
     Callable 06/01/05 @ 102
     5.900%, 12/01/13                                        385           399
   Massachusetts State, Industrial Finance
     Agency, Holyoke Water & Power
     Authority, Ser A, RB (A) (B) (C)
     2.850%, 05/01/22                                        200           200
   Massachusetts State, Industrial Finance
     Agency, Museum of Fine Arts Boston
     Project, RB, MBIA
     5.375%, 01/01/07                                         45            48
   Massachusetts State, Industrial Finance
     Agency, Philips Academy Issue
     Project, RB Callable 09/01/08 @ 102
     5.375%, 09/01/23                                        355           362
   Massachusetts State, Industrial Finance
     Agency, Pollution Control Authority,
     Boston Edison Project, Ser A, RB
     Callable 02/01/04 @ 102
     5.750%, 02/01/14                                        175           177
   Massachusetts State, Industrial Finance
     Agency, Restoration Recovery
     Authority, Odgen Project, Ser A, RB
     4.800%, 12/01/04                                        150           149
   Massachusetts State, Industrial Finance
     Agency, Springfield College Project,
     RB Callable 09/15/03 @ 102
     5.625%, 09/15/10                                        100           103
   Massachusetts State, Industrial Finance
     Agency, Suffolk University
     Project, RB, AMBAC
     Callable 07/01/07 @ 102
     5.500%, 07/01/08                                        150           163
   Massachusetts State, Industrial Finance
     Agency, Tufts University
     Project, Ser H, RB, MBIA
     5.500%, 02/15/08                                        200           216
   Massachusetts State, Port Authority,
     Ser A, RB
     5.750%, 07/01/11                                        175           194
     5.750%, 07/01/12                                        750           832



--------------------------------------------------------------------------------
                                                         FACE
                                                      AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
   Massachusetts State, Ser A, GO
     6.000%, 11/01/06                                     $  500      $    551
     6.000%, 11/01/08                                        245           275
     6.000%, 11/01/10                                      1,000         1,129
     6.000%, 11/01/11                                        150           171
   Massachusetts State, Ser A,
     GO, AMBAC
     5.750%, 08/01/09                                        150           166
   Massachusetts State, Ser C,
     GO, FGIC
     6.000%, 08/01/09                                        850           955
   Massachusetts State, Transportation
     Improvement Association,
     Route 3 North Project, RB, MBIA
     5.500%, 06/15/10                                      1,090         1,194
   Massachusetts State, Turnpike
     Authority, Ser A, RB (F)
     5.000%, 01/01/13                                        500           518
   Massachusetts State, Water Pollution
     Authority, New Bedford Project,
     Ser A, RB (F)
     6.000%, 02/01/05                                        300           324
   Massachusetts State, Water Pollution
     Authority, Pool Loan Program,
     Ser 4, RB
     5.000%, 08/01/06                                        300           316
   Massachusetts State, Water Pollution
     Authority, Pool Program, Ser 5, RB
     Callable 08/01/09 @ 101
     5.375%, 08/01/11                                        200           215
   Massachusetts State, Water Pollution
     Authority, Ser A, RB
     6.000%, 08/01/02                                        455           471
     6.000%, 08/01/05                                        335           364
   Massachusetts State, Water Resources
     Authority, Ser A, RB
     6.500%, 07/15/09                                        750           865
   Massachusetts State, Water Resources
     Authority, Ser A, RB, FGIC
     6.125%, 08/01/11                                      1,050         1,202
   Massachusetts State, Water Resources
     Authority, Ser A, RB, FSA
     5.500%, 08/01/14                                        250           271
   Massachusetts State, Water Resources
     Authority, Ser A, RB
     Pre-Refunded @ 102 (E)
     6.750%, 07/15/02                                        200           213
   Massachusetts State, Water Resources
     Authority, Ser B, RB
     Callable 03/01/03 @ 102
     5.250%, 03/01/13                                        225           230
   Massachusetts State, Water Resources
     Authority, Ser B, RB, MBIA
     6.250%, 12/01/11                                        600           694

================================================================================

--------------------------------------------------------------------------------
                                                         FACE
                                                      AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
   Massachusetts State, Water
     Resources Authority, Ser C, RB
     6.000%, 12/01/11                                     $  275      $    312
     5.200%, 12/01/05                                        185           195
   Nantucket, GO Partially
     Pre-Refunded @ 102 (E)
     6.800%, 12/01/01                                        275           286
   New England, Education Loan
     Marketing, Massachusetts
     Student Loan Project, Ser A, RB
     5.800%, 03/01/02                                         25            26
   South Essex, Water & Sewer
     Commission, Ser A, GO, MBIA
     6.000%, 06/15/06                                        650           715
   Springfield, Municipal Purpose
     Loan, GO, FSA
     5.000%, 11/15/03                                        275           285
     5.000%, 11/15/05                                        190           200
   University of Massachusetts, Building
     Authority, Ser 2, RB, AMBAC
     5.500%, 11/01/10                                        405           443
   University of Massachusetts, Building
     Authority, Ser B, RB
     6.625%, 05/01/07                                        150           171
   Upper Blackstone, Water Pollution
     Authority District, GO, AMBAC
     6.500%, 08/01/04                                        410           447
   Worcester, GO, MBIA
     6.000%, 07/01/06                                        500           550
     5.750%, 08/01/07                                         35            38
   Worcester, Municipal Purpose Loan,
     Ser A, GO, FSA
     5.500%, 04/01/10                                        300           327
                                                                      --------
                                                                        37,591
                                                                      --------
PUERTO RICO -- 1.3%
   Puerto Rico Commonwealth,
     GO, MBIA
     5.750%, 07/01/12                                        100           113
   Puerto Rico Commonwealth, Public
     Improvement Authority, GO, FSA
     5.500%, 07/01/12                                        100           111
   Puerto Rico, Industrial Tourist
     Educational Authority, Medical &
     Environmental Control Facilities,
     Ana G. Mendez University System
     Project, RB Callable 02/01/09 @ 101
     5.000%, 02/01/10                                        300           309
                                                                      --------
                                                                           533
                                                                      --------



--------------------------------------------------------------------------------
                                                         FACE
                                                      AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
VIRGIN ISLANDS -- 1.1%
   Virgin Islands, Public Financing
     Authority, Gross Receipts Taxes,
     Loan Note Project, Ser A, RB
     5.625%, 10/01/10                                     $  400      $    421
                                                                      --------
Total Municipal Bonds
   (Cost $37,395)                                                       38,545
                                                                      --------
Total Investments -- 98.6%
   (Cost $37,395)                                                       38,545
                                                                      --------
Other Assets and Liabilities, Net -- 1.4%                                   544
                                                                      --------


NET ASSETS:
Portfolio Shares of Class A (unlimited
   authorization -- no par value) based
   on 3,862,316 outstanding shares
   of beneficial interest                                               38,053
Undistributed net investment income                                          2
Accumulated net realized loss
   on investments                                                         (116)
Net unrealized appreciation on investments                               1,150
                                                                      --------
 Total Net Assets--100.0%                                              $39,089
                                                                      ========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE -- CLASS A                                $10.12
                                                                      ========
ACA      AMERICAN CAPITAL ACCESS
AMBAC    AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
FGIC     FINANCIAL GUARANTY INSURANCE COMPANY
FNMA     FEDERAL NATIONAL MORTGAGE ASSOCIATION
FHA      FEDERAL HOUSING ADMINISTRATION
FSA      FINANCIAL SECURITY ASSISTANCE
GO       GENERAL OBLIGATION
MBIA     MUNICIPAL BOND INSURANCE ASSOCIATION
RB       REVENUE BOND
SER      SERIES

(A) FLOATING RATE SECURITY -- THE RATE ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON FEBRUARY 28, 2001.
(B) PUT AND DEMAND FEATURE -- THE DATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE FINAL MATURITY DATE, NOT THE NEXT RESET OR PUT DATE.
(C) SECURITIES ARE HELD IN CONJUNCTION WITH A LETTER OF CREDIT FROM A MAJOR BANK OR FINANCIAL INSTITUTION.
(D)  SECURITIES ARE COLLATERALIZED UNDER AN AGREEMENT FROM FNMA.
(E)  PRE-REFUNDED SECURITY -- THE MATURITY DATE SHOWN IS THE PRE-REFUNDED DATE.
(F)  SECURITY IS ESCROWED TO MATURITY.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
================================================================================
SEI TAX EXEMPT TRUST -- FEBRUARY 28, 2001 (UNAUDITED)


NEW JERSEY MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
                                                         FACE
                                                      AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 98.6%
NEW JERSEY -- 91.8%
   Atlantic City, Public Facilities
     Lease Agreement, COP, FGIC
     6.000%, 03/01/13                                     $1,000      $  1,127
   Bergen County, Utilities Authority,
     Water Pollution Control
     Project, Ser A, RB, FGIC
     Pre-Refunded @ 100 (D)
     5.500%, 06/15/02                                      1,000         1,026
   Camden County, Municipal Utilities
     Authority, RB, FGIC
     Callable 07/15/06 @ 102
     6.000%, 07/15/08                                      1,625         1,794
   Essex County, Ser A-1, GO, FGIC
     6.000%, 11/15/07                                      1,170         1,309
     5.000%, 11/15/03                                      1,090         1,131
   Essex County, Utilities Authority,
     Ser A, RB, FSA (E)
     5.750%, 04/01/05                                      1,000         1,075
   Ewing Township, School District
     Authority, School Bonds,
     GO, FGIC
     5.300%, 08/01/04                                      1,175         1,235
     5.300%, 08/01/05                                      1,000         1,060
   Highland Park, School District, GO,
     MBIA Pre-Refunded @ 102 (D)
     6.550%, 02/15/05                                        300           336
   Jersey City, Municipal Utilities
     Authority, RB, FSA
     5.000%, 04/01/06                                      2,415         2,533
   Lafayette Yard, Community
     Development Authority, Hotel/
     Conference Center Project, RB,
     MBIA Callable 04/01/10 @ 101
     6.125%, 04/01/16                                        500           555
     5.250%, 04/01/12                                        540           574
   Mantua Township, School District, GO,
     MBIA Callable 03/01/09 @ 100
     5.700%, 03/01/12                                        850           921
   Middletown Township, Board of
     Education, GO, FSA
     5.000%, 08/01/10                                      1,000         1,060
   Monmouth County, Improvement
     Authority, Governmental Loan,
     RB, AMBAC
     5.000%, 12/01/07                                      1,425         1,507
   Monmouth County, Improvement
     Authority, Middletown Board of
     Education Project, RB
     5.000%, 08/01/04                                      1,000         1,041
     5.000%, 08/01/05                                      1,000         1,047



--------------------------------------------------------------------------------
                                                         FACE
                                                      AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
   New Jersey State, Educational
     Facilities Authority, Beth
     Medrash Govoha America
     Project, Ser G, RB
     5.400%, 07/01/05                                     $  605      $    624
   New Jersey State, Educational
     Facilities Authority, Capital
     Improvement Fund, Ser A, RB
     5.000%, 09/01/05                                      2,185         2,294
   New Jersey State, Educational
     Facilities Authority, Higher
     Education Trust Fund,
     Ser A, RB, AMBAC
     5.125%, 09/01/03                                        500           518
   New Jersey State, Educational
     Facilities Authority, Higher
     Education Trust Fund, Ser A, RB,
     AMBAC Callable 09/01/05 @ 102
     5.125%, 09/01/06                                      3,500         3,710
   New Jersey State, Educational
     Facilities Authority, Higher Trust
     Fund, Ser A, RB, AMBAC
     5.125%, 09/01/02                                      1,000         1,024
   New Jersey State, Educational
     Facilities Authority, Montclair State
     College Project, Ser E, RB,
     AMBAC Pre-Refunded @ 101 (D)
     6.500%, 07/01/01                                      1,000         1,020
   New Jersey State, GO
     6.500%, 07/15/04                                      3,000         3,266
   New Jersey State, Transit Authority,
     Ser B, GAN, AMBAC
     5.500%, 02/01/08                                      2,500         2,706
   New Jersey State, Transportation
     Trust Fund, Transportation Systems
     Project, Ser A, RB
     5.250%, 06/15/07                                      1,000         1,067
     5.250%, 06/15/09                                      1,000         1,073
     5.000%, 06/15/08                                      1,140         1,201
   New Jersey State, Transportation
     Trust Fund, Transportation
     Systems Project, Ser A, RB
     Callable 06/15/08 @ 100
     5.250%, 06/15/11                                      2,000         2,108
   New Jersey State, Transportation
     Trust Fund, Transportation Systems
     Project, Ser B, RB, AMBAC
     6.000%, 06/15/05                                      1,000         1,086
   New Jersey State, Turnpike Authority,
     Ser A, RB, MBIA
     5.750%, 01/01/10                                      1,000         1,106
     5.250%, 01/01/05                                      2,000         2,103

================================================================================

--------------------------------------------------------------------------------
                                                         FACE
                                                      AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
   New Jersey, Economic Development
     Authority, Arbor Glen Project,
     Ser A, RB Pre-Refunded @ 102 (D)
     8.750%, 05/15/06                                     $  870      $  1,081
   New Jersey, Economic Development
     Authority, Department of Human
     Services Project, Ser A, RB
     5.100%, 07/01/05                                        380           397
   New Jersey, Economic Development
     Authority, Harrogate Project,
     Ser A, RB
     5.550%, 12/01/07                                        400           401
   New Jersey, Economic Development
     Authority, Harrogate Project,
     Ser A, RB Callable 12/01/07 @ 102
     5.650%, 12/01/08                                        200           201
   New Jersey, Economic Development
     Authority, Keswick Pines Project,
     RB Callable 01/01/08 @ 100
     5.600%, 01/01/12                                        500           445
   New Jersey, Economic Development
     Authority, Municipal Loan Pool
     Project, RB, FSA
     5.000%, 11/15/06                                      1,120         1,180
   New Jersey, Economic Development
     Authority, Transportation Sublease
     Project, Ser A, RB, FSA
     5.000%, 05/01/08                                      1,010         1,064
   New Jersey, Economic Development
     Authority, Water Facilities
     Project, RB (A) (B)
     2.850%, 11/01/26                                        900           900
   New Jersey, Healthcare Facilities
     Financing Authority, Burdette
     Tomlin Memorial Hospital Project,
     RB Callable 07/01/09 @ 101
     5.250%, 07/01/11                                        535           539
   New Jersey, Healthcare Facilities
     Financing Authority, Palisades
     Medical Center Project, RB
     Callable 07/01/09 @ 101 (C)
     4.800%, 07/01/10                                        615           599
   New Jersey, Healthcare Facilities
     Financing Authority, Trinitas
     Hospital Obligation Group
     Project, RB
     6.500%, 07/01/01                                        725           726
   New Jersey State, Turnpike
     Authority, Ser C, RB, MBIA
     6.500%, 01/01/09                                      2,000         2,305
   New Jersey State, Turnpike
     Authority, Ser E, RB, MBIA
     3.100%, 01/01/30                                        750           750



--------------------------------------------------------------------------------
                                                         FACE
                                                      AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
   North Hudson, Sewer Authority,
     RB, FGIC
     6.000%, 08/01/05                                     $2,015      $  2,194
   Ocean County, General
     Improvement, GO
     Callable 07/01/03 @ 102
     5.125%, 07/01/04                                      1,025         1,072
   Ocean County, Waste Utilities
     Authority, RB (C)
     5.250%, 01/01/10                                      1,910         2,039
   Rahway, COP, MBIA
     Callable 02/15/10 @ 101
     5.300%, 02/15/12                                        450           479
   Rahway, COP, MBIA
     Callable 02/15/10 @ 102
     5.400%, 02/15/13                                        475           506
   Readington Township, GO
     5.250%, 04/15/03                                        125           129
   Trenton, GO, FGIC
     Callable 01/15/10 @ 100
     5.100%, 01/15/12                                      1,800         1,886
   West Orange, GO
     Callable 02/15/10 @
     5.450%, 02/15/13                                        980         1,038
   Wildwood, GO, FSA
     5.400%, 09/15/01                                        575           581
                                                                      --------
                                                                        64,749
                                                                      --------
PUERTO RICO -- 1.5%
   Puerto Rico, Finance Agency
     Authority, Ser B, GO, FSA
     Callable 08/01/09 @ 101
     5.750%, 08/01/12                                      1,000         1,104
                                                                      --------
VIRGIN ISLANDS -- 5.3%
   Virgin Islands, Public Financing
     Authority, Gross Receipts Taxes
     Loan Note Project, Ser A, RB
     5.625%, 10/01/10                                      2,000         2,103
   Virgin Islands, Public Financing
     Authority, Sub-Lien Fund
     Loan Notes, Ser D, RB
     5.500%, 10/01/01                                      1,600         1,612
                                                                      --------
                                                                         3,715
                                                                      --------
Total Municipal Bonds
   (Cost $67,474)                                                       69,568
                                                                      --------
Total Investments -- 98.6%
   (Cost $67,474)                                                       69,568
                                                                      --------
Other Assets and Liabilities, Net -- 1.4%                                  980
                                                                      ========

STATEMENT OF NET ASSETS
================================================================================
SEI TAX EXEMPT TRUST -- FEBRUARY 28, 2001 (UNAUDITED)


NEW JERSEY MUNICIPAL
BOND FUND--CONCLUDED
--------------------------------------------------------------------------------

                                                                     VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares of Class A (unlimited
   authorization -- no par value) based
   on 6,923,831 outstanding shares
   of beneficial interest                                              $68,676
Undistributed net investment income                                          2
Accumulated net realized loss on investments                              (224)
Net unrealized appreciation on investments                               2,094
                                                                      --------
 Total Net Assets--100.0%                                              $70,548
                                                                      ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS A                                           $10.19
                                                                      ========
AMBAC    AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
COP      CERTIFICATE OF PARTICIPATION
FGIC     FINANCIAL GUARANTY INSURANCE COMPANY
FSA      FINANCIAL SECURITY ASSISTANCE
GAN      GRANT ANTICIPATION NOTE
GO       GENERAL OBLIGATION
MBIA     MUNICIPAL BOND INSURANCE ASSOCIATION
RB       REVENUE BOND
SER      SERIES

(A) FLOATING RATE SECURITY -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON FEBRUARY 28, 2001.
(B) PUT AND DEMAND FEATURE -- THE DATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE FINAL MATURITY DATE, NOT THE NEXT RESET OR PUT DATE.
(C) SECURITIES ARE HELD IN CONJUNCTION WITH A LETTER OF CREDIT FROM A MAJOR BANK OR FINANCIAL INSTITUTION.
(D)  PRE-REFUNDED SECURITY -- THE MATURITY DATE SHOWN IS THE PRE-REFUNDED DATE.
(E)  SECURITY IS ESCROWED TO MATURITY.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





NEW YORK MUNICIPAL
 BOND FUND
--------------------------------------------------------------------------------
                                                         FACE
                                                      AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 101.9%
NEW YORK -- 100.5%
   Albany, Municipal Water Finance
     Authority, Water & Sewer Systems
     Project, Ser A, RB, FGIC
     5.500%, 12/01/09                                     $  125      $    136
   Chautauqua County, GO,
     FGIC (E)
     7.300%, 04/01/07                                        465           551
   Erie County, GO, FGIC
     5.000%, 11/01/04                                        200           209
   Long Island, Power Authority,
     New York Electric Systems
     Project, Ser A, RB, AMBAC
     5.500%, 12/01/08                                      1,000         1,084
   Long Island, Power Authority,
     New York Electric Systems
     Project, Ser A, RB, FSA
     5.500%, 12/01/12                                      1,000         1,084
     5.500%, 12/01/13                                      1,475         1,595
   Long Island, Power Authority,
     New York Electric Systems
     Project, Sub-Ser 6, RB (A) (B)
     3.050%, 05/01/33                                        210           210
   Long Island, Power Authority,
     New York Electric Systems
     Project, Sub-Ser 8-F, RB, MBIA
     5.000%, 04/01/11                                        400           417
   Nassau County, General
     Improvement, Ser Y, GO, FGIC
     5.000%, 03/01/08                                        200           209
   Nassau County, Industrial
     Development Authority, Hofstra
     University Project, RB, MBIA
     5.250%, 07/01/08                                        100           107
     5.250%, 07/01/10                                        475           507
     5.250%, 07/01/12                                        430           457
   Nassau County, Ser A, GO, FGIC
     6.000%, 07/01/10                                        100           112
     5.500%, 07/01/06                                         60            64
   Nassau County, Tobacco Settlement,
     New York Asset Backed Project,
     Ser A, RB Callable 07/15/09 @ 101
     5.875%, 07/15/16                                        100           103
   New York City, Cultural American
     Facility, Museum of American
     Folk Ark Project, RB, ACA Insured
     5.250%, 07/01/08                                        540           544
   New York City, Health & Hospital
     Project, Ser A, RB
     Callable 02/15/03 @ 102
     6.000%, 02/15/05                                         45            48

================================================================================

--------------------------------------------------------------------------------
                                                         FACE
                                                      AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
   New York City, Industrial
     Development Authority, Horace
     Mann School Project, RB, MBIA
     Callable 01/01/09 @ 101
     5.000%, 07/01/23                                     $  500      $    486
   New York City, Metropolitan
     Transportation Authority,
     Commuter Facilities Project,
     Ser C-1, RB, FGIC
     6.000%, 07/01/07                                        140           155
   New York City, Municipal Assistance
     Authority, Ser E, RB
     Callable 07/1/06 @ 101
     5.125%, 07/01/07                                        500           529
   New York City, Municipal Assistance
     Authority, Ser G, RB
     6.000%, 07/01/05                                        475           515
     6.000%, 07/01/06                                        425           466
     6.000%, 07/01/07                                        225           249
   New York City, Municipal Assistance
     Authority, Ser J, RB
     6.000%, 07/01/04                                        750           804
   New York City, Municipal Assistance
     Authority, Ser L, RB
     6.000%, 07/01/08                                        750           836
   New York City, Municipal Assistance
     Authority, Ser O, RB
     5.250%, 07/01/07                                        500           533
   New York City, Municipal Water
     Finance Authority, Water & Sewer
     Systems Project, Ser A, RB
     6.000%, 06/15/09                                      1,000         1,120
   New York City, Municipal Water
     Finance Authority, Water & Sewer
     Systems Project, Ser A, RB
     Pre-Refunded @ 101 (D)
     6.000%, 06/15/05                                        500           551
   New York City, Municipal Water
     Finance Authority, Water & Sewer
     Systems Project, Ser A, RB, AMBAC
     5.875%, 06/15/13                                        750           843
   New York City, Municipal Water
     Finance Authority, Water & Sewer
     Systems Project, Ser A, RB, FGIC
     6.000%, 06/15/10                                      1,000         1,120
   New York City, Municipal Water
     Finance Authority, Water & Sewer
     Systems Project, Ser D, RB
     5.000%, 06/15/08                                        200           210
   New York City, Ser A, GO
     5.250%, 08/01/08                                        500           531
   New York City, Ser A, GO
     Pre-Refunded @ 101.5 (D)
     7.750%, 08/15/01                                        250           259



--------------------------------------------------------------------------------
                                                         FACE
                                                      AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
   New York City, Ser B, FSA, GO
     8.250%, 06/01/07                                     $1,000      $  1,224
   New York City, Ser B, GO
     Callable 02/01/02 @ 101.5
     7.500%, 02/01/07                                        300           314
   New York City, Ser B, GO
     Pre-Refunded @ 101 (D)
     7.250%, 08/11/04                                        125           141
   New York City, Ser C, Sub-Ser C-1,
     GO Pre-Refunded @ 101.5 (D)
     7.500%, 08/01/02                                        185           198
   New York City, Ser I, GO, MBIA
     6.250%, 05/15/06                                        300           331
   New York City, Sub-Ser A-10,
     GO (A) (B) (C)
     2.900%, 08/01/17                                        235           235
   New York City, Sub-Ser B-2, GO
     Callable 02/23/01 @ 100 (A) (B) (C)
     2.900%, 08/15/18                                        550           550
   New York City, Sub-Ser E2,
     GO (A) (B) (C)
     2.900%, 08/01/21                                        400           400
   New York City, Sub-Ser E2, GO
     Callable 03/01/01 @ 100 (A) (B) (C)
     2.900%, 08/01/19                                        400           400
     2.900%, 08/01/20                                        160           160
   New York City, Transitional Finance
     Authority, Future Tax Secured
     Project, Ser A, RB
     5.000%, 11/15/07                                        325           342
   New York City, Transitional Finance
     Authority, Future Tax Secured
     Project, Ser A, RB
     Callable 02/15/10 @ 101
     5.500%, 02/15/11                                      1,000         1,081
   New York City, Transitional Finance
     Authority, Future Tax Secured
     Project, Ser A, RB
     Callable 08/15/07 @ 101
     5.000%, 08/15/11                                        300           311
   New York City, Transitional Finance
     Authority, Future Tax Secured
     Project, Ser B, RB
     Callable 05/01/09 @ 101
     5.125%, 11/01/10                                        300           317
   New York City, Transitional Finance
     Authority, Future Tax Secured
     Project, Ser B, RB
     Callable 05/15/08 @ 101
     5.000%, 11/15/09                                        305           321
   New York City, Transitional Finance
     Authority, Future Tax Secured
     Project, Ser B, RB
     Callable 05/15/10 @ 101
     6.000%, 11/15/10                                        500           564

STATEMENT OF NET ASSETS
================================================================================
SEI TAX EXEMPT TRUST -- FEBRUARY 28, 2001 (UNAUDITED)


NEW YORK MUNICIPAL BOND FUND--CONTINUED
--------------------------------------------------------------------------------
                                                         FACE
                                                      AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
New York City, Transitional
  Finance Authority, Future Tax
  Secured Project, Ser C, RB
  Callable 05/01/09 @ 101
  5.250%, 05/01/12                                        $  125      $    132
New York City, Transitional Finance
  Authority, Secured Future Tax
  Project, Ser B, RB
  5.500%, 02/01/09                                         1,000         1,081
New York City, Transportation
  Facilities Authority, Livingston
  Plaza Project, RB, FSA
  5.400%, 01/01/18                                           105           111
New York City, Transportation
  Facilities Authority,
  Ser A, COP, AMBAC
  5.625%, 01/01/10                                           435           475
New York State, Battery Park City,
  Ser A, RB, Callable 11/01/03 @ 102
  5.000%, 11/01/08                                            60            62
New York State, Commander
  General Services Executive
  Department, COP
  5.000%, 02/01/04                                           300           310
New York State, Dormitory
  Authority, City University System,
  Special Obligation, Ser D, RB, FGIC
  5.750%, 07/01/12                                         1,000         1,107
New York State, Dormitory
  Authority, Culinary Institute
  of America, RB, MBIA
  5.000%, 07/01/06                                           545           572
New York State, Dormitory
  Authority, Manhattan College, RB
  5.500%, 07/01/11                                           900           944
New York State, Dormitory Authority,
  Mental Health Services Facilities
  Project, RB, AMBAC
  5.250%, 08/15/09                                           385           410
New York State, Dormitory Authority,
  Mental Health Services Facilities
  Project, Ser B, RB
  6.500%, 08/15/08                                           250           285
  6.500%, 08/15/09                                           400           460
New York State, Dormitory Authority,
  Mental Health Services Facilities
  Project, Ser D, RB, FSA
  5.500%, 02/15/10                                           645           693
New York State, Dormitory Authority,
  Mental Health Services Facilities
  Project, Ser G, RB, AMBAC,
  Callable 08/15/08 @ 101
  4.500%, 08/15/18                                           275           254



--------------------------------------------------------------------------------
                                                         FACE
                                                      AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
New York State, Dormitory Authority,
  Montefiore Medical Center
  Project, RB, AMBAC
  5.750%, 08/01/07                                        $  500      $    544
New York State, Dormitory Authority,
  Municipal Health Facilities
  Improvement Project,
  Ser 1, RB, FSA
  5.000%, 01/15/08                                           590           615
New York State, Dormitory Authority,
  New York University Project,
  Ser A, RB, MBIA
  6.000%, 07/01/19                                           100           112
New York State, Dormitory Authority,
  Presbyterian Hospital
  Project, RB, AMBAC
  5.500%, 02/01/09                                           300           322
  5.500%, 08/01/09                                           500           539
New York State, Dormitory Authority,
  Presbyterian Hospital Project, RB,
  AMBAC Callable 02/01/08 @ 101
  4.400%, 08/01/13                                           170           170
New York State, Dormitory Authority,
  Rochester Institute of Technology
  Project, RB, MBIA
  6.000%, 07/01/07                                           300           332
New York State, Dormitory Authority,
  Ryan/Clinton Community Health
  Project, RB
  5.400%, 07/01/09                                           250           259
New York State, Dormitory Authority,
  Secondary Hospital Project,
  Ser F, RB, MBIA
  5.125%, 02/15/08                                           250           263
New York State, Dormitory Authority,
  St. John's University Project, RB,
  MBIA Callable 07/01/08 @ 101
  5.000%, 07/01/10                                           230           241
New York State, Dormitory Authority,
  State University Athletic Facility
  Project, RB, MBIA
  Callable 07/01/08 @ 101
  5.250%, 07/01/13                                           100           104
New York State, Dormitory Authority,
  Wyndham School,
  Ser C, RB, AMBAC
  5.000%, 07/01/06                                           105           110
New York State, Energy Research &
  Development Authority, Pollution
  Control, Electric & Gas Project,
  Ser E, RB, MBIA
  5.900%, 12/01/06                                         1,000         1,097

================================================================================

--------------------------------------------------------------------------------
                                                         FACE
                                                      AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
   New York State, Energy Research &
     Development Authority,
     Pollution Control, New York
     Electric & Gas Project,
     RB (A)(B)(C)
     3.050%, 10/01/29                                     $  200      $    200
   New York State, Energy Research &
     Development Authority, State
     Electric & Gas Project,
     RB (A) (B) (C)
     3.050%, 06/01/29                                        435           435
   New York State, Environmental
     Facilities Authority, Municipal
     Water Project, RB
     5.750%, 06/15/08                                        385           423
     5.750%, 06/15/09                                        400           441
     5.750%, 06/15/10                                        500           553
   New York State, Environmental
     Facilities, Pollution Control
     Authority, Municipal Water
     Systems Project, RB (E)
     5.750%, 06/15/12                                        400           443
   New York State, General Services
     Executive Department Project, COP
     5.000%, 09/01/02                                        500           511
   New York State, GO
     Callable 07/15/06 @ 101
     5.200%, 07/15/07                                        100           106
   New York State, Highway Authority,
     Ser E, RB Callable 01/01/08 @ 101
     5.000%, 01/01/25                                        500           482
   New York State, Housing Finance
     Authority, Hospital & Healthcare
     Project, Ser A, RB, MBIA
     Callable 11/01/08 @ 101
     5.000%, 11/01/11                                         95            98
   New York State, Industrial
     Development Authority,
     Nightingale-Bamford School
     Project, RB
     Callable 01/15/03 @ 102
     5.850%, 01/15/20                                        745           760
   New York State, Local Government
     Assistance, Ser A, RB
     6.000%, 04/01/06                                        150           163
   New York State, Local Government
     Assistance, Ser B, GO
     Pre-Refunded @ 102 (D)
     6.000%, 04/01/02                                        150           157
   New York State, Local Government
     Assistance, Ser C, GO
     Pre-Refunded @ 102 (D)
     6.250%, 04/01/02                                        500           526



--------------------------------------------------------------------------------
                                                         FACE
                                                      AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
   New York State, Local Government
     Assistance, Ser C, RB
     Pre-Refunded @ 102 (D)
     5.700%, 04/01/02                                     $  150      $    157
   New York State, Metropolitan
     Transportation Authority,
     New York Service Contract,
     Ser N, RB Callable 07/01/02 @ 102
     7.125%, 07/01/09                                        250           265
   New York State, Metropolitan
     Transportation Authority,
     RB, MBIA
     5.750%, 07/01/08                                      1,000         1,095
   New York State, Metropolitan
     Transportation Authority, Ser A,
     GO Pre-Refunded @ 101.5 (D)
     6.375%, 07/01/04                                        500           551
   New York State, Metropolitan
     Transportation Authority,
     Ser O, RB
     5.750%, 07/01/13                                        325           358
   New York State, Mortgage
     Agency Authority, Homeownership
     Mortgage Project, Ser 35, RB, FHA
     Callable 03/01/04 @ 102
     5.300%, 10/01/16                                        430           431
   New York State, Mortgage Agency
     Authority, Homeownership Mortgage
     Project, Ser 87, RB
     Callable 09/01/09 @ 100
     5.150%, 04/01/17                                        730           740
   New York State, Mortgage Agency,
     26th Ser, RB
     Callable 07/01/10 @ 100
     5.350%, 10/01/16                                        450           458
   New York State, Municipal
     Assistance, Ser M, RB
     5.500%, 07/01/08                                        250           271
   New York State, Ser F, GO, AMBAC
     5.500%, 09/15/08                                        750           814
   New York State, Thruway Authority,
     Highway & Bridge Transportation
     Project, Ser B, RB, FSA
     Callable 04/01/07 @ 101
     5.000%, 04/01/17                                        150           149
   New York State, Thruway Authority,
     Local Highway & Bridge Service
     Contract, Ser A, RB, AMBAC
     6.000%, 04/01/07                                      1,000         1,103
   New York State, Transitional Finance
     Authority, Future Tax Secured Project,
     Ser B, RB Callable 05/15/10 @ 101
     6.000%, 11/15/11                                        750           847

STATEMENT OF NET ASSETS
================================================================================
SEI TAX EXEMPT TRUST -- FEBRUARY 28, 2001 (UNAUDITED)



NEW YORK MUNICIPAL BOND FUND--CONCLUDED
--------------------------------------------------------------------------------
                                                         FACE
                                                      AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
   New York State, Triborough
     Bridge & Tunnel Authority,
     General Purpose Project, Ser Y, RB
     5.800%, 01/01/06                                     $  175      $    189
   New York State, Triborough
     Bridge & Tunnel Authority,
     Ser A, RB, MBIA
     Callable 01/01/09 @ 101
     5.125%, 01/01/14                                        175           180
   New York State, Triborough
     Bridge & Tunnel Authority,
     Ser X, RB
     6.625%, 01/01/12                                        160           189
   New York State, Urban Development
     Authority, Capital Correctional
     Facilities Project, Ser 6, RB
     6.000%, 01/01/02                                        250           255
   New York State, Urban Development
     Authority, Capital Correctional
     Facilities Project, Ser A, RB
     6.500%, 01/01/10                                        650           751
   New York State, Urban Development
     Authority, Capital Correctional
     Facilities, RB, AMBAC
     5.500%, 01/01/09                                        200           216
   New York State, Urban Development
     Authority, Center for Industrial
     Innovation Project, RB
     5.300%, 01/01/04                                        405           421
   New York State, Urban Development
     Authority, Community Enhancement
     Facilities Project, RB, AMBAC
     5.000%, 04/01/07                                        300           315
   New York State, Urban Development
     Authority, Community Enhancement
     Facilities, Ser A, RB
     5.000%, 04/01/05                                        250           260
   New York State, Urban Development
     Authority, State Facilities Project, RB
     6.250%, 04/01/03                                        100           105
     6.250%, 04/01/05                                        100           109
   Nyak, Unified School District
     Authority, Capital Improvement
     Financing Project, GO, FGIC
     Pre-Refunded @ 102 (D)
     6.400%, 04/01/02                                        500           526
   Oneida County, Public Improvement
     Authority, GO, AMBAC
     Callable 04/15/08 @ 101
     5.000%, 04/15/09                                        700           735



--------------------------------------------------------------------------------
                                                         FACE
                                                      AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
   Pelham, Union Free School
     District, GO
     6.000%, 07/15/05                                     $  125      $    136
   Red Hook, Central School
     District, GO
     5.125%, 06/15/09                                        350           371
   Suffolk County, Public
     Improvement Project,
     Ser A, GO, MBIA
     5.625%, 05/01/08                                      1,310         1,434
   Syracuse, Ser B, GO, FSA
     5.000%, 10/01/05                                        200           210
   Thomkins County, Industrial
     Development Authority, Kendal
     Community Care Project,
     RB (A) (B) (C)
     3.000%, 06/01/25                                        100           100
   Tsasc, Inc., New York Tfabs,
     Ser 1, RB Callable 07/15/09 @ 101
     6.000%, 07/15/19                                        900           919
   West Chester County, Dormitory
     Authority, Lease Court Facilities
     Project, RB
     5.000%, 08/01/08                                        140           148
   West Chester County, Health &
     Hospital Project,  Sub-Ser B, RB
     5.750%, 11/01/07                                      2,000         2,198
   Yonkers, Ser A, GO, AMBAC
     Callable 06/01/09 @ 101
     5.000%, 12/01/10                                        390           406
                                                                      --------
                                                                        57,847
                                                                      --------
PUERTO RICO -- 0.7%
   Puerto Rico, Industrial Tourist,
     Educational, Medical &
     Environmental Control Facilities
     Authority, Ana G. Mendez
     University Systems Project, RB
     5.000%, 02/01/03                                        400           409
                                                                      --------
VIRGIN ISLANDS -- 0.7%
   Virgin Islands, Public Financing
     Authority, Gross Receipts Taxes
     Loan Note Project, Ser A, RB
     5.625%, 10/01/10                                        400           421
                                                                      --------
Total Municipal Bonds
   (Cost $57,013)                                                       58,677
                                                                      --------
Total Investments -- 101.9%
   (Cost $57,013)                                                       58,677
                                                                      --------
Other Assets and Liabilities, Net -- (1.9%)                             (1,122)
                                                                      --------

================================================================================

--------------------------------------------------------------------------------

                                                                     VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares of Class A (unlimited
   authorization -- no par value) based
   on 5,639,507 outstanding shares
   of beneficial interest                                              $55,869
Undistributed net investment income                                          3
Accumulated net realized gain
   on investments                                                           19
Net unrealized appreciation on investments                               1,664
                                                                      --------
 Total Net Assets--100.0%                                              $57,555
                                                                      ========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE -- CLASS A                                $10.21
                                                                      ========
ACA      AMERICAN CAPITAL ACCESS
AMBAC    AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
COP      CERTIFICATE OF PARTICIPATION
FGIC     FINANCIAL GUARANTY INSURANCE COMPANY
FHA      FEDERAL HOUSING ADMINISTRATION
FSA      FINANCIAL SECURITY ASSISTANCE
GO       GENERAL OBLIGATION
MBIA     MUNICIPAL BOND INSURANCE ASSOCIATION
RB       REVENUE BOND
SER      SERIES

(A) FLOATING RATE SECURITY -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON FEBRUARY 28, 2001.
(B) PUT AND DEMAND FEATURE -- THE DATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE FINAL MATURITY DATE, NOT THE NEXT RESET OR PUT DATE.
(C) SECURITIES ARE HELD IN CONJUNCTION WITH A LETTER OF CREDIT FROM A MAJOR BANK OR FINANCIAL INSTITUTION.
(D)  PRE-REFUNDED SECURITY -- THE MATURITY DATE SHOWN IS THE PRE-REFUNDED DATE.
(E)  SECURITY IS ESCROWED TO MATURITY.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




CALIFORNIA MUNICIPAL
BOND FUND
--------------------------------------------------------------------------------
                                                         FACE
                                                      AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 98.0%
CALIFORNIA -- 87.0%
   ABAG, Financial Authority for
     Non-Profit, Archstone Redwood
     Housing Project, RB
     5.300%, 10/01/08                                     $4,000      $  4,130
   ABAG, Financial Authority for
     Non-Profit, Channing House
     Project, RB
     4.900%, 02/15/09                                        780           802
     4.649%, 02/15/06                                        585           598
   ABAG, Financial Authority for
     Non-Profit, United Dominion
     Multi-Family Housing Project,
     Ser B, RB
     6.250%, 08/15/30                                      2,000         2,145
   ABAG, Financial Authority for
     Non-Profit, YMCA San Francisco
     Refinancing Project, Ser A, COP,
     ACA Insured
     4.400%, 10/01/06                                        100           100
     4.300%, 10/01/05                                        100           100
     4.200%, 10/01/04                                        100           100
   Adelanto, Public Utility Authority,
     Utility Systems Project,
     Ser A, RB (C)
     4.450%, 11/01/34                                      2,000         2,015
   Alameda County, Santa Rita Jail
     Project, COP, MBIA
     Callable 12/01/03 @ 102
     5.700%, 12/01/14                                      1,150         1,210
   Alameda, Public Financing
     Authority, RB
     Callable 03/02/01 @ 102
     4.600%, 09/02/03                                        500           502
   Burlingame, Leasing Financing
     Authority, Library Reconstruction
     Project, RB
     Callable 12/01/05 @ 102
     5.000%, 12/01/07                                        510           544
   Calabasas, Community Facilities
     District 98-1, Special Tax
     5.200%, 09/01/07                                        150           151
     5.100%, 09/01/06                                        100           101
     5.000%, 09/01/05                                        200           201
   California, Statewide Communities
     Development Authority, Equity
     Residential Housing
     Project, Ser D, RB (A)
     5.200%, 12/01/29                                      1,500         1,545
   California, Statewide Communities
     Development Authority, John
     Muir/Mount Diablo Health
     Project, COP, AMBAC (A) (B)
     1.700%, 08/15/27                                      3,200         3,200

STATEMENT OF NET ASSETS
================================================================================
SEI TAX EXEMPT TRUST -- FEBRUARY 28, 2001 (UNAUDITED)



CALIFORNIA MUNICIPAL BOND FUND--CONTINUED
--------------------------------------------------------------------------------
                                                         FACE
                                                      AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
California, Statewide Communities
  Development Authority, LA
  Orthopaedic Hospital Foundation
  Project, RB, AMBAC
  Callable 06/01/07 @ 102
  5.125%, 06/01/09                                        $1,000      $  1,062
California, Statewide Communities
  Development Authority, North
  California Retired Officers
  Project, COP (A) (B) (C)
  Callable 02/23/01 @ 100
  1.550%, 06/01/26                                         3,100         3,100
California, Statewide Communities
  Development Authority,
  Residential Housing Equity
  Project, Ser B, RB
  5.200%, 12/01/29                                         2,150         2,196
California State, Community College
  Financing Authority, San Diego
  Community College District Project,
  Ser B, RB, MBIA
  Callable 12/01/10 @ 101
  4.900%, 12/01/16                                         1,550         1,577
California State, Department of
  Transportation, Ser A, COP,
  MBIA
  5.250%, 03/01/16                                         2,000         2,087
California State, Department of
  Water Resources, Central Valley
  Water Systems Project, Ser L, RB
  Callable 06/01/03 @ 101.5
  5.750%, 12/01/13                                         3,255         3,418
  5.650%, 12/01/11                                         1,125         1,184
California State, Educational
  Facilities Authority, Heald
  Colleges Project, RB
  4.600%, 02/15/06                                           295           301
  4.400%, 02/15/04                                           245           248
California State, Educational
  Facilities Authority, Heald
  Colleges Project, RB
  Callable 02/15/06 @ 102
  4.700%, 02/15/07                                           305           312
California State, Educational
  Facilities Authority, Loyola
  Marymount Capital Appreciation
  Project, Zero Coupon, RB, MBIA
  0.000%, 10/01/08                                         2,765         2,015
California State, Educational
     Facilities Authority, Pooled Colleges
     & Universities Projects, Ser B, RB
     4.600%, 04/01/07                                        500           509
     4.500%, 04/01/06                                        480           487
     4.300%, 04/01/04                                      2,000         2,022



--------------------------------------------------------------------------------
                                                         FACE
                                                      AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
   California State, GO
     5.750%, 10/01/08                                     $1,035      $  1,149
     4.500%, 09/01/05                                      5,000         5,181
   California State, GO, FGIC
     4.250%, 09/01/08                                      5,500         5,637
   California State, GO, MBIA
     5.500%, 04/01/10                                      1,000         1,100
   California State, Public Works Board,
     Department of Corrections State
     Prison Project, Ser E, RB, MBIA
     6.000%, 06/01/10                                      1,500         1,721
   California State, Public Works
     Leasing Board, Various
     Community College Projects,
     Ser B, RB, AMBAC
     Callable 03/01/06 @ 102
     5.625%, 03/01/16                                      2,500         2,647
   California State, Resources
     Efficiency Financing Authority,
     Capital Improvements Program,
     COP, AMBAC
     6.000%, 04/01/09                                      1,420         1,617
   California State, University Housing
     Systems, RB, FGIC
     Callable 11/01/05 @ 102
     5.700%, 11/01/13                                      2,655         2,854
   Campbell, Union School District,
     Financing Project, COP, FSA
     4.900%, 11/01/07                                      1,250         1,333
   Center, Union School District,
     Capital Appreciation, Zero
     Coupon, GO, MBIA
     0.000%, 09/01/15                                      2,270         1,124
   Coalinga, Public Financing
     Authority, Senior Lien Project,
     Ser A, RB, AMBAC
     5.500%, 09/15/08                                        625           691
   Corona-Norco, Unified School District,
     Ser B, Zero Coupon, GO, FSA
     0.000%, 09/01/09                                        950           660
     0.000%, 09/01/10                                      1,100           726
     0.000%, 09/01/11                                        500           314
     0.000%, 09/01/12                                      1,005           594
     0.000%, 09/01/13                                      1,000           559
   Culver City, Redevelopment Finance
     Authority, Ser B, TA
     4.800%, 11/01/04                                        435           433
     4.700%, 11/01/03                                        320           319
     4.500%, 11/01/02                                        100           102
   Del Mar, Race Track Authority, RB
     Callable 08/15/06 @ 102
     6.000%, 08/15/08                                      2,000         2,085

================================================================================

--------------------------------------------------------------------------------
                                                         FACE
                                                      AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
   Fairfield, Housing Authority,
     Creekside Estates Mobile
     Project, RB
     5.150%, 09/01/07                                     $  220      $    217
     5.050%, 09/01/06                                        265           262
   Folsom, Community Correctional
     Facility, COP
     5.000%, 10/01/06                                      1,000         1,040
   Fontana, Redevelopment Agency,
     Jurupa Hills Redevelopment
     Project, Ser A, TA
     5.100%, 10/01/09                                        360           376
     4.900%, 10/01/07                                      1,345         1,389
   Fontana, Redevelopment Agency,
     Jurupa Hills Redevelopment
     Project, Ser A, TA
     Callable 10/01/09 @ 101
     5.200%, 10/01/10                                      1,615         1,688
   Fontana, Senior Community
     Facilities District No. 3, Ser A,
     Special Tax, FSA
     4.800%, 09/01/09                                      1,110         1,177
   Foothill, Eastern Corridor Agency,
     RB, MBIA
     5.000%, 01/15/05                                      2,000         2,105
   Foothill, Eastern Corridor Agency,
     Toll Road Project, RB, MBIA
     4.375%, 01/15/07                                      1,520         1,571
   Hacienda, Puente University,
     Ser A, Zero Coupon, GO, MBIA
     0.000%, 08/01/15                                      1,200           596
   Hanford, Joint Union School
     District, Ser B, Zero Coupon,
     GO, MBIA
     0.000%, 08/01/10                                        730           484
     0.000%, 08/01/11                                        725           458
   Intermodal, Container Transfer
     Facility, Joint Power Authority,
     Ser A, RB, AMBAC
     5.000%, 11/01/10                                      1,465         1,573
     4.500%, 11/01/06                                      1,000         1,041
   Irvine Ranch, Water
     District Authority No. 105,
     RB  (A) (B)
     1.400%, 01/01/21                                      1,100         1,100
   Irvine Ranch, Water District
     Authority, RB (A) (B) (C)
     Callable 03/01/01 @ 100
     1.500%, 10/01/05                                      1,800         1,800
     1.500%, 10/01/10                                        900           900



--------------------------------------------------------------------------------
                                                         FACE
                                                      AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
   Irvine, Improvement Bond Act of 1915,
     Assessment District No. 93-14,
     SPA  (A) (B) (C)
     Callable 03/01/01 @ 100
     1.400%, 09/02/25                                     $3,600      $  3,600
   Kings River, District Conservation
     Authority, Ser E, RB
     Callable 01/01/09 @ 101
     4.750%, 01/01/14                                      2,500         2,541
   Lake Elsinore, Public Financing
     Authority, Local Agency
     Project, Ser G, RB
     5.100%, 09/02/04                                        200           207
   Lodi, Electric Systems Authority,
     Ser B, Zero Coupon, COP, MBIA
     Callable 01/15/09 @ 90.350
     0.000%, 01/15/11                                      1,000           628
   Long Beach, Building Financing
     Authority, Rainbow Harbor
     Refinancing Project,
     Ser A, RB, AMBAC
     4.750%, 05/01/08                                      1,140         1,203
   Los Angeles County, Antelope
     Valley Courthouse, Ser A, COP
     Callable 11/01/10 @ 100
     5.750%, 11/01/14                                      2,685         2,960
   Los Angeles County, District
     Sanitation Authority, Capital
     Projects, Ser A, RB
     Callable 10/01/03 @ 102
     5.250%, 10/01/10                                      2,000         2,095
   Los Angeles County, Schools
     Redevelopment Authority,
     Pooled Financing Program,
     Ser A, COP
     5.100%, 09/01/09                                        830           891
     5.000%, 09/01/08                                        625           669
   Los Angeles, American Academy
     Dramatic, Ser A, COP (C)
     4.700%, 11/01/30                                      1,300         1,359
   Los Angeles, Community
     Redevelopment Authority,
     Bunker Hill Project, Ser H, TA,
     FSA Callable 12/01/03 @ 102
     6.500%, 12/01/14                                      2,125         2,306
   Los Angeles, Community
     Redevelopment Authority,
     Cinerama Dome Public Parking
     Project, RB, ACA Insured
     4.700%, 07/01/05                                        510           514
     4.700%, 07/01/06                                        505           507

STATEMENT OF NET ASSETS
================================================================================
SEI TAX EXEMPT TRUST -- FEBRUARY 28, 2001 (UNAUDITED)



CALIFORNIA MUNICIPAL BOND FUND--CONTINUED
--------------------------------------------------------------------------------
                                                         FACE
                                                      AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
   Los Angeles, Department of Public
     Social Services, Ser A, COP,
     AMBAC
     4.750%, 08/01/07                                     $  715      $    754
   Los Angeles, GO
     Callable 09/01/10 @ 100
     5.000%, 09/01/15                                      1,000         1,031
   Los Angeles, Metropolitan
     Transportation Authority, Prop C,
     Ser A, RB, FGIC
     Callable 07/01/10 @ 101
     5.000%, 07/01/15                                      2,000         2,068
   Los Angeles, Ser B, GO
     Callable 09/01/09 @ 101
     5.375%, 09/01/15                                      1,230         1,304
   Los Angeles, Sonnelblick Del Rio
     West, COP, AMBAC
     5.375%, 11/01/10                                      2,130         2,351
     5.000%, 11/01/05                                      1,470         1,562
   Los Angeles, State Building
     Authority, California Department
     of General Services, Ser A, RB
     5.500%, 05/01/07                                      1,210         1,323
   Los Angeles, State Building
     Authority, Ser A, RB
     4.800%, 10/01/09                                      1,000         1,060
   Los Angeles, Utility Authority,
     Department of Water & Power,
     RB Callable 02/15/05 @ 101
     5.250%, 02/15/11                                      1,440         1,503
   Northern, Public Power Agency,
     Hydroelectric Project No. 1,
     Ser A, RB, MBIA
     Callable 07/01/02 @ 102
     6.250%, 07/01/12                                      1,450         1,523
   Oak Park, Unified School District,
     Zero Coupon, GO, FSA
     0.000%, 05/01/11                                      1,610         1,028
   Orange County, Sanitation
     Districts 1-3,5-7& 11, Capital
     Improvements, COP, AMBAC
     (A) (B) (C) Callable 03/01/01 @ 100
     1.500%, 08/01/16                                        400           400
   Orange County, Water District
     Authority, Project B,
     COP (A) (B) (E)
     1.650%, 08/15/15                                      2,900         2,900
   Paramount, Redevelopment Agency,
     Custodial Receipts, TA, MBIA
     Callable 08/01/03 @ 102
     6.250%, 08/01/11                                        500           536
     6.250%, 08/01/13                                      1,335         1,425
     6.250%, 08/01/14                                      1,485         1,583
     6.250%, 08/01/15                                      2,000         2,133



--------------------------------------------------------------------------------
                                                         FACE
                                                      AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
   Poway, Redevelopment Agency,
     Paguay Redevelopment Project,
     TA Callable 03/26/01 @ 100.5
     4.750%, 12/15/03                                     $2,000      $  2,005
   Redding, Joint Powers Financing
     Authority, Ser A, RB, MBIA
     Callable 06/01/06 @ 102
     5.500%, 06/01/11                                      2,200         2,384
   Richmond, Joint Powers Financing
     Authority, Port Terminal Lease
     Project, RB, ACA Insured
     4.350%, 06/01/06                                      1,100         1,093
     4.250%, 06/01/05                                        585           583
   Riverside County, Public Financing
     Authority, COP
     5.400%, 05/15/09                                      3,800         3,800
   Sacramento, Cogeneration Authority,
     Procter & Gamble Project,
     RB, MBIA
     7.000%, 07/01/05                                      1,500         1,701
   Sacramento, Municipal Utility
     District, Electrical Project,
     Ser A, RB, MBIA
     Callable 08/15/02 @ 100
     5.750%, 08/15/13                                      4,650         4,760
   Sacramento, Redevelopment
     Agency, Merged Downtown
     Redevelopment Project,
     Ser A, TA, FSA
     4.500%, 11/01/08                                      1,000         1,041
   Sacramento County, Sanitation
     District Authority, Ser A, RB
     5.750%, 12/01/06                                      1,000         1,106
   San Bernardino, Redevelopment
     Agency, San Sevaine
     Redevelopment Project, Ser A, TA
     5.900%, 09/01/06                                        315           327
     5.800%, 09/01/05                                        315           325
     5.700%, 09/01/04                                        200           205
   San Bernardino, Unified School
     District, Zero Coupon,
     Ser B, GO, FGIC
     0.000%, 08/01/07                                        915           705
   San Bruno Park, Unified School
     District, Zero Coupon, GO, FGIC
     0.000%, 08/01/11                                        935           584
     0.000%, 08/01/12                                        715           420
   San Diego County, Burnham
     Institute Project, COP
     5.150%, 09/01/06                                      1,300         1,352
     4.800%, 09/01/03                                        600           614
     4.700%, 09/01/02                                        200           204

================================================================================

--------------------------------------------------------------------------------
                                                         FACE
                                                      AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
   San Diego, Redevelopment
     Agency, Centre City
     Redevelopment Project, Ser A, RB
     5.450%, 09/01/09                                     $  175      $    185
     5.350%, 09/01/08                                        175           185
   San Diego, Regional Building
     Authority, Reserve 1, RB, MBIA
     Pre-Refunded @ 102 (D)
     5.650%, 05/01/03                                      3,000         3,206
   San Diego, Unified School District,
     Election of 1998 Project, Ser B,
     Zero Coupon, GO, MBIA
     0.000%, 07/01/09                                      2,000         1,400
     0.000%, 07/01/14                                      2,190         1,161
   San Diego, Unified School District,
     Ser A, Zero Coupon, GO, FGIC
     0.000%, 07/01/12                                      3,000         1,789
     0.000%, 07/01/14                                      1,670           885
   San Francisco Bay Area, Bridge Toll,
     TRAN, ACA Insured
     5.750%, 02/01/07                                      2,725         2,895
     5.000%, 02/01/06                                        500           513
     4.900%, 02/01/05                                        750           767
   San Francisco (City & County),
     Airport Commission, International
     Airport, Issue 4, RB, MBIA
     Callable 05/01/03 @ 102
     6.000%, 05/01/14                                      2,095         2,210
   San Francisco, State Building
     Authority, Civic Center Complex
     Project, Ser A, RB, AMBAC
     Callable 12/01/06 @ 102
     5.250%, 12/01/16                                      2,000         2,078
   San Francisco, State University
     Foundation, Student Housing
     Project, RB, ACA Insured
     4.500%, 07/01/07                                        365           364
     4.400%, 07/01/06                                        425           423
   San Joaquin County, Capital Facilities
     Project, COP, MBIA
     5.500%, 11/15/13                                      2,000         2,225
   San Joaquin Hills, Transportation
     Authority, Junior Lien Cabs Project,
     Zero Coupon, RB (E)
     0.000%, 01/01/09                                      2,000         1,443
   San Jose, Redevelopment Agency,
     Merged Area Redevelopment
     Project, Ser B, TA
     Callable 08/01/03 @ 102
     5.750%, 08/01/11                                      1,000         1,054
   San Juan, M-S-R Public Power
     Agency, Sub Lien San Juan Project,
     Ser F, RB, MBIA (A) (B)
     Callable 02/23/01 @ 100
     1.750%, 07/01/22                                      1,400         1,400




--------------------------------------------------------------------------------
                                                         FACE
                                                      AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
   San Marcos, Public Facilities
     Authority, Senior Tax Increment
     Area 3 Project, Ser A, TA, MBIA
     4.900%, 10/01/07                                     $  650      $    674
   Santa Maria, Water Systems
     Projects, COP, FGIC
     Callable 08/01/02 @ 102
     5.500%, 08/01/13                                      1,250         1,295
   Santa Monica, Malibu Unified
     School District, Zero Coupon, GO
     0.000%, 08/01/15                                      2,000           993
   South Orange County, Public
     Financing Authority,
     Ser A, TA, FSA
     4.750%, 08/15/09                                      1,000         1,056
   Stockton, Essential Services
     Building/Parking Facility, COP
     5.000%, 08/01/09                                        280           294
     4.800%, 08/01/07                                        155           161
   Tracy, Area Public Facilities Financing,
     Community Facilities District
     No. 87-1-H, Special Tax, MBIA
     Callable 10/01/06 @ 102
     5.875%, 10/01/13                                      1,900         2,083
   University of California, Multiple
     Purpose Projects, Ser C, RB,
     AMBAC Callable 09/01/03 @ 102
     4.750%, 09/01/15                                      1,000         1,006
   Washington Township, Healthcare
     Project, RB
     4.400%, 07/01/06                                      1,010         1,006
                                                                      --------
                                                                       186,509
                                                                      --------
GUAM -- 0.4%
   Guam, Power Authority, Ser A, RB
     4.000%, 10/01/04                                      1,000         1,006
                                                                      --------
PUERTO RICO -- 5.9%
   Puerto Rico Commonwealth,
     Aqueduct & Sewer Authority,
     RB (C)
     6.250%, 07/01/12                                      2,000         2,313
   Puerto Rico Commonwealth,
     Highway & Transportation
     Authority, Ser V, RB
     Callable 07/01/02 @ 101.5
     6.625%, 07/01/12                                      1,500         1,566
   Puerto Rico Commonwealth,
     Highway & Transportation
     Authority, Ser W, RB, MBIA
     5.500%, 07/01/13                                      3,400         3,761
   Puerto Rico Commonwealth,
     Highway & Transportation
     Authority, Ser X, RB, FSA
     5.500%, 07/01/15                                      1,490         1,645

STATEMENT OF NET ASSETS
================================================================================
SEI TAX EXEMPT TRUST -- FEBRUARY 28, 2001 (UNAUDITED)



CALIFORNIA MUNICIPAL BOND FUND--CONCLUDED
--------------------------------------------------------------------------------
                                                         FACE
                                                      AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
   Puerto Rico Commonwealth,
     Public Improvement
     Authority, GO, FSA
     5.250%, 07/01/12                                     $1,000      $  1,089
   Puerto Rico Commonwealth,
     Public Improvement
     Authority, GO, MBIA
     5.250%, 07/01/12                                      2,000         2,178
                                                                      --------
                                                                        12,552
                                                                      --------
VIRGIN ISLANDS -- 4.7%
   Virgin Islands, Public Financing
     Authority, Gross Receipts Taxes
     Loan Note Project, Ser A, RB
     5.625%, 10/01/10                                      2,335         2,455
     5.000%, 10/01/03                                        500           511
     5.000%, 10/01/04                                      2,355         2,417
   Virgin Islands, Public Financing
     Authority, Senior Lien, Fund
     Loan Notes Project, Ser C, RB
     5.500%, 10/01/04                                      2,000         2,090
     5.000%, 10/01/03                                      2,500         2,559
                                                                      --------
                                                                        10,032
                                                                      --------
Total Municipal Bonds
   (Cost $202,381)                                                     210,099
                                                                      --------
Total Investments -- 98.0%
   (Cost $202,381)                                                     210,099
                                                                      --------
Other Assets and Liabilities, Net -- 2.0%                                4,205
                                                                      --------


NET ASSETS:
Portfolio Shares of Class A (unlimited
   authorization -- no par value) based
   on 20,498,280 outstanding shares
   of beneficial interest                                              206,453
Undistributed net investment income                                          8
Accumulated net realized gain
   on investments                                                          125
Net unrealized appreciation
   on investments                                                        7,718
                                                                      --------
 Total Net Assets--100.0%                                             $214,304
                                                                      ========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE -- CLASS A                                $10.45
                                                                      ========



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ABAG     ASSOCIATION OF BAY AREA GOVERNMENTS
ACA      AMERICAN CAPITAL ACCESS
AMBAC    AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
COP      CERTIFICATE OF PARTICIPATION
FGIC     FINANCIAL GUARANTY INSURANCE COMPANY
FSA      FINANCIAL SECURITY ASSISTANCE
GO       GENERAL OBLIGATION
MBIA     MUNICIPAL BOND INSURANCE ASSOCIATION
RB       REVENUE BOND
SER      SERIES
SPA      SPECIAL ASSESSMENT
TA       TAX ALLOCATION
TRAN     TAX AND REVENUE ANTICIPATION NOTE

(A) FLOATING RATE SECURITY -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON FEBRUARY 28, 2001.
(B) PUT AND DEMAND FEATURE -- THE DATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE FINAL MATURITY DATE, NOT THE NEXT RESET OR PUT DATE.
(C) SECURITIES ARE HELD IN CONJUNCTION WITH A LETTER OF CREDIT FROM A MAJOR BANK OR FINANCIAL INSTITUTION.
(D)  PRE-REFUNDED SECURITY -- THE MATURITY DATE SHOWN IS THE PRE-REFUNDED DATE.
(E)  SECURITY IS ESCROWED TO MATURITY.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                       THIS PAGE LEFT BLANK INTENTIONALLY

STATEMENTS OF OPERATIONS (000)
================================================================================
SEI TAX EXEMPT TRUST -- FOR THE SIX MONTH PERIOD ENDED FEBRUARY 28, 2001 (UNAUDITED)


                                                 ------------    ----------------    ---------------
                                                                   CALIFORNIA         INSTITUTIONAL
                                                   TAX FREE        TAX EXEMPT           TAX FREE
                                                     FUND             FUND                FUND
                                                 ------------    ----------------    ---------------
INVESTMENT INCOME:
   Interest Income                                  $18,744            $482              $22,239
                                                    -------            ----              -------
EXPENSES:
   Management Fees                                    1,629              33                1,922
   Investment Advisory Fees                             176               6                  208
   Custodian/Wire Agent Fees                             43               1                   50
   Professional Fees                                     54               2                   49
   Pricing Fees                                          --              --                   --
   Registration Fees                                     24               1                   32
   Trustee Fees                                          12              --                   14
   Shareholder Servicing Fees (1)                     1,133              42                1,445
   Printing Fees                                         39              --                   44
   Insurance Fees                                         1              --                    1
   Other Expenses                                         4              --                    4
                                                    -------            ----              -------
   Total Expenses                                     3,115              85                3,769
                                                    -------            ----              -------
   Less, Waiver of:
   Management Fees                                       --              (4)                (564)
   Advisory Fees                                         --              --                   --
   Shareholder Servicing Fees (1)                    (1,080)            (28)              (1,074)
                                                    -------            ----              -------
TOTAL NET EXPENSES                                    2,035              53                2,131
                                                    -------            ----              -------

NET INVESTMENT INCOME                                16,709             429               20,108
                                                    -------            ----              -------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
   Net Realized Gain (Loss) on Investments               (4)             --                   --
   Net Change in Unrealized Appreciation
     on Investments                                      --              --                   --
                                                    -------            ----              -------
   Net Realized and Unrealized Gain (Loss)
     on Investments                                      (4)             --                   --
                                                    -------            ----              -------

NET INCREASE IN NET ASSETS RESULTING FROM
   OPERATIONS                                       $16,705            $429              $20,108
                                                    =======            ====              =======

(1) INCLUDES CLASS SPECIFIC DISTRIBUTION EXPENSES.
    AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

================================================================================



------------                       -------------                    ------------                   -------------
PENNSYLVANIA                       INTERMEDIATE-                    PENNSYLVANIA                   MASSACHUSETTS
   TAX FREE                       TERM MUNICIPAL                      MUNICIPAL                      MUNICIPAL
      FUND                             FUND                           BOND FUND                      BOND FUND
------------                       -------------                    ------------                   -------------

      $1,304                          $21,229                          $3,226                         $  806
      ------                          -------                          ------                         ------

        111                             1,055                             125                             41
          7                             1,451                             209                             56
          4                                46                               6                              2
          5                                50                               7                              2
         --                                31                               4                              1
          6                                37                               5                              2
          1                                12                               2                             --
         77                             1,101                             170                             43
          3                                39                               4                              1
         --                                 1                              --                             --
         --                                 2                               1                              1
      -----                           -------                          ------                         ------
        214                             3,825                             533                            149
      -----                           -------                          ------                         ------

        (29)                              (86)                            (70)                            (4)
         --                              (111)                             --                             (4)
        (77)                             (990)                           (142)                           (39)
      -----                           -------                          ------                         ------
        108                             2,638                             320                            102
      -----                           -------                          ------                         ------

      1,196                            18,591                           2,905                            704
      -----                           -------                          ------                         ------


         --                             2,466                             (63)                            14

         --                            16,968                           2,330                            886
      -----                           -------                          ------                         ------



         --                            19,438                           2,267                            900
     ------                           -------                          ------                         ------


     $1,196                           $38,025                          $5,172                         $1,604
     ======                           =======                          ======                         ======


STATEMENTS OF OPERATIONS (000) (concluded)
================================================================================
SEI TAX EXEMPT TRUST -- FOR THE PERIOD ENDED FEBRUARY 28, 2001 (UNAUDITED)


                                                  ----------        --------      ----------
                                                  NEW JERSEY        NEW YORK      CALIFORNIA
                                                   MUNICIPAL        MUNICIPAL      MUNICIPAL
                                                     BOND             BOND           BOND
                                                     FUND             FUND           FUND
                                                  ----------        --------      ----------
INVESTMENT INCOME:
   Interest Income                                   $1,455         $1,231           $4,649
                                                     ------         ------           ------
EXPENSES:
   Management Fees                                       74             63              236
   Investment Advisory Fees                             102             87              325
   Custodian/Wire Agent Fees                              3              2               10
   Professional Fees                                      4              3               13
   Pricing Fees                                           2              2                8
   Registration Fees                                      4              2               14
   Trustee Fees                                           1              1                3
   Shareholder Servicing Fees (1)                        78             66              247
   Printing Fees                                          3              2                7
   Insurance Fees                                        --             --               --
   Other Expenses                                         1             --                1
                                                     ------         ------           ------
   Total Expenses                                       272            228              864
                                                     ------         ------           ------
   Less, Waiver of:
   Management Fees                                       (8)            (4)             (26)
   Advisory Fees                                         (5)            (7)             (17)
   Shareholder Servicing Fees (1)                       (73)           (59)            (230)
                                                     ------         ------           ------
TOTAL NET EXPENSES                                      186            158              591
                                                     ------         ------           ------

NET INVESTMENT INCOME                                 1,269          1,073            4,058
                                                     ------         ------           ------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
   Net Realized Gain on Investments                     175             40              577
   Net Change in Unrealized Appreciation
     on Investments                                   1,376          1,278            3,020
                                                     ------         ------           ------
   Net Realized and Unrealized Gain
     on Investments                                   1,551          1,318            3,597
                                                     ------         ------           ------

NET INCREASE IN NET ASSETS RESULTING FROM
   OPERATIONS                                        $2,820         $2,391           $7,655
                                                     ======         ======           ======

     (1) INCLUDES CLASS SPECIFIC DISTRIBUTION EXPENSES.
     AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS (000)
================================================================================
SEI TAX EXEMPT TRUST -- FOR THE SIX MONTH PERIOD ENDED FEBRUARY 28, 2001 (UNAUDITED) AND FOR THE YEAR ENDED AUGUST 31, 2000


                                              ------------------------  ----------------------  ------------------------
                                                                               CALIFORNIA             INSTITUTIONAL
                                                      TAX FREE                 TAX EXEMPT                TAX FREE
                                                        FUND                      FUND                    FUND
                                              ------------------------  ----------------------  ------------------------
                                                   2001        2000         2001       2000          2001       2000
                                              ------------ -----------     -------- ----------    ----------  ---------
INVESTMENT ACTIVITIES:
   Net Investment Income                       $   16,709  $   28,990     $    429 $      528    $   20,108  $  33,351
   Net Realized Loss on Investments                    (4)        (11)          --         (2)           --         (8)
                                               ----------  ----------     -------- ----------    ----------  ---------
   Net Increase in Net Assets Resulting
     from Operations                               16,705      28,979          429        526        20,108     33,343
                                               ----------  ----------     -------- ----------    ----------  ---------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income
     Class A                                      (16,723)    (28,972)        (345)      (505)      (16,451)   (29,606)
     Class B                                           --          --          (29)       (17)       (2,700)    (2,350)
     Class C                                           --          --          (55)        (6)         (944)    (1,349)
   Net Capital Gains
     Class A                                           --          --           --         --            --         --
     Class B                                           --          --           --         --            --         --
     Class C                                           --          --           --         --            --         --
                                               ----------  ----------     -------- ----------    ----------  ---------
     Total Distributions                          (16,723)    (28,972)        (429)      (528)      (20,095)   (33,305)
                                               ----------  ----------     -------- ----------    ----------  ---------
TRANSACTIONS (1):
     Class A:
     Proceeds from Shares Issued                3,316,166   6,356,097       50,792    116,867     2,326,547  4,787,413
     Reinvestment of Cash Distributions             6,302      10,586          141        140         2,722      3,733
     Cost of Shares Redeemed                   (3,168,928) (6,124,810)     (47,429)  (117,012)   (2,137,402)(4,821,331)
                                               ----------  ----------     -------- ----------    ----------  ---------
     Total Class A Share Transactions             153,540     241,873        3,504         (5)      191,867    (30,185)
                                               ----------  ----------     -------- ----------    ----------  ---------
   Class B:
     Proceeds from Shares Issued                       --          --        8,285        661       334,968    263,090
     Reinvestment of Cash Distributions                --          --           15         --           812        726
     Cost of Shares Redeemed                           --          --       (1,712)      (572)     (271,328)  (206,492)
                                               ----------  ----------     -------- ----------    ----------  ---------
     Total Class B Share Transactions                  --          --        6,588         89        64,452     57,324
                                               ----------  ----------     -------- ----------    ----------  ---------
   Class C:
     Proceeds from Shares Issued                       --          --        9,486      2,716       210,013    264,667
     Reinvestment of Cash Distributions                --          --           --         --            --         --
     Cost of Shares Redeemed                           --          --       (5,929)      (778)     (199,242)  (248,627)
                                               ----------  ----------     -------- ----------    ----------  ---------
     Total Class C Share Transactions                  --          --        3,557      1,938        10,771     16,040
                                               ----------  ----------     -------- ----------    ----------  ---------
   Increase in Net Assets from
     Share Transactions                           153,540     241,873       13,649      2,022       267,090     43,179
                                               ----------  ----------     -------- ----------    ----------  ---------
   Total Increase in Net Assets                   153,522     241,880       13,649      2,020       267,103     43,217
                                               ----------  ----------     -------- ----------    ----------  ---------
NET ASSETS:
   Beginning of period                            894,090     652,210       24,884     22,864       924,503    881,286
                                               ----------  ----------     -------- ----------    ----------  ---------
   End of period                               $1,047,612  $  894,090     $ 38,533 $   24,884    $1,191,606  $ 924,503
                                               ==========  ==========     ======== ==========    ==========  =========

   (1) FOR CAPITAL SHARE TRANSACTIONS SEE FOOTNOTE 9 IN THE NOTES TO THE FINANCIAL STATEMENTS.

       AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS (000) (concluded)
================================================================================
SEI TAX EXEMPT TRUST -- FOR THE SIX MONTH PERIOD ENDED FEBRUARY 28, 2001 (UNAUDITED) AND FOR THE YEAR ENDED AUGUST 31, 2000


                                                 --------------------   ----------------------    ---------------------
                                                     PENNSYLVANIA           INTERMEDIATE-TERM         PENNSYLVANIA
                                                       TAX FREE                 MUNICIPAL            MUNICIPAL BOND
                                                         FUND                     FUND                    FUND
                                                 --------------------   ----------------------    ---------------------
                                                   2001       2000          2001       2000          2001       2000
                                                 --------   ---------    ---------  ---------      --------   --------
INVESTMENT ACTIVITIES:
   Net Investment Income                         $  1,196   $   1,616    $  18,591  $  31,112      $  2,905   $  5,616
   Net Realized Gain (Loss) on Investments             --          --        2,466     (2,841)          (63)    (1,008)
   Net Change in Unrealized Appreciation
     of Investments                                    --          --       16,968     15,716         2,330      1,951
                                                 --------   ---------    ---------  ---------      --------   --------
   Net Increase in Net Assets Resulting from
      Operations                                    1,196       1,616       38,025     43,987         5,172      6,559
                                                 --------   ---------    ---------  ---------      --------   --------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income
     Class A                                       (1,197)     (1,610)     (18,581)   (31,091)       (1,119)    (1,406)
     Class B                                           --          --           --         --        (1,792)    (4,193)
   Net Capital Gains
     Class A                                           --          --           --       (650)           --        (26)
     Class B                                           --          --           --         --            --       (120)
                                                 --------   ---------    ---------  ---------      --------   --------
     Total Distributions                           (1,197)     (1,610)     (18,581)   (31,741)       (2,911)    (5,745)
                                                 --------   ---------    ---------  ---------      --------   --------
TRANSACTIONS (1):
   Class A:
     Proceeds from Shares Issued                   55,741     216,964      231,560    434,020        14,976     31,919
     Reinvestment of Cash Distributions               815         998       15,881     26,439         1,064      1,365
     Cost of Shares Redeemed                      (84,163)   (182,491)    (156,053)  (276,548)       (6,883)    (8,535)
                                                 --------   ---------    ---------  ---------      --------   --------
     Total Class A Share Transactions             (27,607)     35,471       91,388    183,911         9,157     24,749
                                                 --------   ---------    ---------  ---------      --------   --------
   Class B:
     Proceeds from Shares Issued                       --          --           --         --         6,896     17,300
     Reinvestment of Cash Distributions                --          --           --         --           375        695
     Cost of Shares Redeemed                           --          --           --         --       (13,897)   (45,299)
                                                 --------   ---------    ---------  ---------      --------   --------
     Total Class B Share Transactions                  --          --           --         --        (6,626)   (27,304)
                                                 --------   ---------    ---------  ---------      --------   --------
   Increase (Decrease) in Net Assets from
     Share Transactions                           (27,607)     35,471       91,388    183,911         2,531     (2,555)
                                                 --------   ---------    ---------  ---------      --------   --------
   Total Increase (Decrease) in Net Assets        (27,608)     35,477      110,832    196,157         4,792     (1,741)
                                                 --------   ---------    ---------  ---------      --------   --------
NET ASSETS:
   Beginning of period                             69,575      34,098      843,397    647,240       121,913    123,654
                                                 --------   ---------    ---------  ---------      --------   --------
   End of period                                 $ 41,967   $  69,575    $ 954,229  $ 843,397      $126,705   $121,913
                                                 ========   =========    =========  =========      ========   ========


   (1) FOR CAPITAL SHARE TRANSACTIONS SEE FOOTNOTE 9 IN THE NOTES TO THE FINANCIAL STATEMENTS.

       AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

================================================================================


                                           ------------------  ------------------  -----------------  ------------------
                                              MASSACHUSETTS        NEW JERSEY           NEW YORK           CALIFORNIA
                                             MUNICIPAL BOND      MUNICIPAL BOND      MUNICIPAL BOND      MUNICIPAL BOND
                                                  FUND                FUND                FUND                FUND
                                           ------------------  ------------------  -----------------  ------------------
                                             2001      2000      2001      2000       2001     2000      2001     2000
                                           -------   --------  --------  --------  -------- --------  -------- --------
INVESTMENT ACTIVITIES
   Net Investment Income                   $   704   $  1,021  $  1,269  $  1,609  $  1,073 $  1,353  $  4,058 $  4,777
   Net Realized Gain (Loss) on Investments      14       (130)      175      (322)       40       51       577     (398)
   Net Change in Unrealized Appreciation
     of Investments                            886        766     1,376     1,163     1,278      981     3,020    5,896
                                           -------   --------  --------  --------  -------- --------  -------- --------
   Net Increase in Net Assets
     Resulting from Operations               1,604      1,657     2,820     2,450     2,391    2,385     7,655   10,275
                                           -------   --------  --------  --------  -------- --------  -------- --------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income
     Class A                                  (704)    (1,021)   (1,268)   (1,609)   (1,073)  (1,351)   (4,048)  (4,779)
   Net Capital Gains
     Class A                                    --         --        --        --       (44)      --        --       --
                                           -------   --------  --------  --------  -------- --------  -------- --------
     Total Distributions                      (704)    (1,021)   (1,268)   (1,609)   (1,117)  (1,351)   (4,048)  (4,779)
                                           -------   --------  --------  --------  -------- --------  -------- --------
TRANSACTIONS (1):
   Class A:
     Proceeds from Shares Issued            10,544     25,991    20,306    48,327    16,024   37,886    70,099  125,797
     Reinvestment of Cash Distributions        682        988     1,216     1,544     1,092    1,338     3,860    4,621
     Cost of Shares Redeemed                (5,001)   (13,491)   (9,798)  (17,953)  (10,134) (12,521)  (35,590) (28,055)
                                           -------   --------  --------  --------  -------- --------  -------- --------
     Total Class A Share Transactions        6,225     13,488    11,724    31,918     6,982   26,703    38,369  102,363
                                           -------   --------  --------  --------  -------- --------  -------- --------
   Increase in Net Assets from
      Share Transactions                     6,255     13,488    11,724    31,918     6,982   26,703    38,369  102,363
                                           -------   --------  --------  --------  -------- --------  -------- --------
   Total Increase in Net Assets              7,125     14,124    13,276    32,759     8,256   27,737    41,976  107,859
                                           -------   --------  --------  --------  -------- --------  -------- --------
NET ASSETS:
   Beginning of period                      31,964     17,840    57,272    24,513    49,299   21,562   172,328   64,469
                                           -------   --------  --------  --------  -------- --------  -------- --------
   End of period                           $39,089   $ 31,964  $ 70,548  $ 57,272  $ 57,555 $ 49,299  $214,304 $172,328
                                           =======   ========  ========  ========  ======== ========  ======== ========

   (1) FOR CAPITAL SHARE TRANSACTIONS SEE FOOTNOTE 9 IN THE NOTES TO THE FINANCIAL STATEMENTS.

       AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
================================================================================
SEI TAX EXEMPT TRUST -- FOR THE SIX MONTH PERIOD ENDED FEBRUARY 28, 2001 (UNAUDITED) AND FOR THE YEARS ENDED AUGUST 31,

FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR





             NET                    NET REALIZED                 DISTRIBUTIONS
            ASSET                       AND          -------------------------------------        NET                      NET
            VALUE,       NET         UNREALIZED         NET         NET                       ASSET VALUE,             ASSETS, END
          BEGINNING   INVESTMENT   GAIN (LOSS) ON    INVESTMENT   REALIZED       TOTAL            END         TOTAL     OF PERIOD
          OF PERIOD     INCOME      INVESTMENTS        INCOME       GAIN     DISTRIBUTIONS     OF PERIOD     RETURN+      (000)
-----------------------------------------------------------------------------------------------------------------------------------
-------------
TAX FREE FUND
-------------
  CLASS A
  2001*     $1.00       $0.018          --            $(0.018)       --        $(0.018)          $1.00         1.85%    $1,047,612
  2000       1.00        0.035          --             (0.035)       --         (0.035)           1.00         3.58        894,090
  1999       1.00        0.029          --             (0.029)       --         (0.029)           1.00         2.94        652,210
  1998       1.00        0.033          --             (0.033)       --         (0.033)           1.00         3.30        543,276
  1997       1.00        0.033          --             (0.033)       --         (0.033)           1.00         3.31        431,016

--------------------------
CALIFORNIA TAX EXEMPT FUND
--------------------------
  CLASS A
  2001*     $1.00       $0.016          --            $(0.016)       --        $(0.016)          $1.00         1.57%    $   25,853
  2000       1.00        0.031          --             (0.031)       --         (0.031)           1.00         3.19         22,350
  1999       1.00        0.027          --             (0.027)       --         (0.027)           1.00         2.78         22,356
  1998       1.00        0.032          --             (0.032)       --         (0.032)           1.00         3.20         39,508
  1997       1.00        0.033          --             (0.033)       --         (0.033)           1.00         3.30         51,314
  CLASS B
  2001*     $1.00       $0.014          --            $(0.014)       --        $(0.014)          $1.00         1.42%    $    7,185
  2000       1.00        0.028          --             (0.028)       --         (0.028)           1.00         2.88            596
  1999 (1)   1.00        0.014          --             (0.014)       --         (0.014)           1.00         1.43            508
  CLASS C
  2001*     $1.00       $0.013          --            $(0.013)       --        $(0.013)          $1.00         1.32%    $    5,495
  2000 (2)   1.00        0.005          --             (0.005)       --         (0.005)           1.00         0.55          1,938

---------------------------
INSTITUTIONAL TAX FREE FUND
---------------------------
  CLASS A
  2001*     $1.00       $0.019          --            $(0.019)       --        $(0.019)          $1.00         1.93%    $  947,694
  2000       1.00        0.037          --             (0.037)       --         (0.037)           1.00         3.72        755,806
  1999       1.00        0.030          --             (0.030)       --         (0.030)           1.00         3.08        785,954
  1998       1.00        0.034          --             (0.034)       --         (0.034)           1.00         3.46        813,261
  1997       1.00        0.034          --             (0.034)       --         (0.034)           1.00         3.44        999,946
  CLASS B
  2001*     $1.00       $0.018          --            $(0.018)       --        $(0.018)          $1.00         1.78%    $  179,079
  2000       1.00        0.034          --             (0.034)       --         (0.034)           1.00         3.42        114,633
  1999       1.00        0.027          --             (0.027)       --         (0.027)           1.00         2.78         57,310
  1998       1.00        0.031          --             (0.031)       --         (0.031)           1.00         3.15         95,004
  1997       1.00        0.031          --             (0.031)       --         (0.031)           1.00         3.13         34,783
  CLASS C
  2001*     $1.00       $0.017          --            $(0.017)       --        $(0.017)          $1.00         1.67%    $   64,833
  2000       1.00        0.032          --             (0.032)       --         (0.032)           1.00         3.21         54,064
  1999       1.00        0.025          --             (0.025)       --         (0.025)           1.00         2.57         38,022
  1998       1.00        0.029          --             (0.029)       --         (0.029)           1.00         2.94         22,676
  1997       1.00        0.029          --             (0.029)       --         (0.029)           1.00         2.93          9,382



                                                       RATIO OF
                                                          NET
                            RATIO                      INVESTMENT
                          OF EXPENSES    RATIO OF      INCOME TO
                          TO AVERAGE       NET          AVERAGE
              RATIO OF    NET ASSETS    INVESTMENT    NET ASSETS
              EXPENSES    EXCLUDING     INCOME TO      EXCLUDING
             TO AVERAGE      FEE         AVERAGE          FEE
             NET ASSETS    WAIVERS      NET ASSETS      WAIVERS
-------------------------------------------------------------------
-------------
TAX FREE FUND
-------------
  CLASS A
  2001*         0.45%        0.69%         3.69%          3.45%
  2000          0.45         0.69          3.56           3.32
  1999          0.45         0.67          2.89           2.67
  1998          0.45         0.68          3.25           3.02
  1997          0.45         0.69          3.26           3.02

--------------------------
CALIFORNIA TAX EXEMPT FUND
--------------------------
  CLASS A
  2001*         0.28%        0.55%         3.09%          2.82%
  2000          0.28         0.58          3.13           2.83
  1999          0.28         0.56          2.70           2.42
  1998          0.28         0.55          3.17           2.90
  1997          0.28         0.57          3.26           2.97
  CLASS B
  2001*         0.58%        0.60%         2.38%          2.36%
  2000          0.58         0.63          2.84           2.79
  1999 (1)      0.58         0.60          2.42           2.40
  CLASS C
  2001*         0.78%        0.80%         2.54%          2.52%
  2000 (2)      0.78         0.83          2.93           2.88

---------------------------
INSTITUTIONAL TAX FREE FUND
---------------------------
  CLASS A
  2001*         0.33%        0.68%         3.83%          3.48%
  2000          0.33         0.69          3.65           3.29
  1999          0.33         0.68          3.03           2.68
  1998          0.33         0.68          3.39           3.04
  1997          0.33         0.69          3.39           3.03
  CLASS B
  2001*         0.63%        0.73%         3.49%          3.39%
  2000          0.63         0.74          3.45           3.34
  1999          0.63         0.73          2.74           2.64
  1998          0.63         0.73          3.06           2.96
  1997          0.63         0.73          3.10           3.00
  CLASS C
  2001*         0.83%        0.93%         3.35%          3.25%
  2000          0.83         0.94          3.16           3.05
  1999          0.83         0.93          2.52           2.42
  1998          0.83         0.93          2.89           2.79
  1997          0.83         0.95          2.85           2.73

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

================================================================================





             NET                    NET REALIZED                 DISTRIBUTIONS
            ASSET                       AND          -------------------------------------        NET                      NET
            VALUE,       NET         UNREALIZED         NET         NET                       ASSET VALUE,             ASSETS, END
          BEGINNING   INVESTMENT   GAIN (LOSS) ON    INVESTMENT   REALIZED       TOTAL            END         TOTAL     OF PERIOD
          OF PERIOD     INCOME      INVESTMENTS        INCOME       GAIN     DISTRIBUTIONS     OF PERIOD     RETURN+      (000)
-----------------------------------------------------------------------------------------------------------------------------------
--------------------------
PENNSYLVANIA TAX FREE FUND
--------------------------
  CLASS A
  2001*     $1.00       $0.019       $   --           $(0.019)     $   --      $(0.019)          $1.00         1.91%     $ 41,967
  2000       1.00        0.036           --            (0.036)         --       (0.036)           1.00         3.66        69,575
  1999       1.00        0.030           --            (0.030)         --       (0.030)           1.00         3.10        34,098
  1998       1.00        0.034           --            (0.034)         --       (0.034)           1.00         3.41        50,068
  1997       1.00        0.033           --            (0.033)         --       (0.033)           1.00         3.39        49,563

--------------------------------
INTERMEDIATE-TERM MUNICIPAL FUND
--------------------------------
  CLASS A
  2001*    $10.83        $0.23       $ 0.24            $(0.23)     $   --       $(0.23)         $11.07         4.37%     $954,229
  2000      10.70         0.45         0.14             (0.45)      (0.01)       (0.46)          10.83         5.72       843,397
  1999      11.08         0.44        (0.37)            (0.44)      (0.01)       (0.45)          10.70         0.67       647,240
  1998      10.77         0.46         0.31             (0.46)         --        (0.46)          11.08         7.20       516,324
  1997      10.45         0.48         0.32             (0.48)         --        (0.48)          10.77         7.93       259,238

--------------------------------
PENNSYLVANIA MUNICIPAL BOND FUND
--------------------------------
  CLASS A
  2001*    $10.37        $0.24       $ 0.19            $(0.24)     $   --       $(0.24)         $10.56         4.23%     $ 54,206
  2000      10.29         0.48         0.09             (0.48)      (0.01)       (0.49)          10.37         5.76        44,170
  1999      10.75         0.48        (0.41)            (0.48)      (0.05)       (0.53)          10.29         0.65        18,785
  1998 (3)  10.72         0.01         0.03             (0.01)         --        (0.01)          10.75         0.26           333
  CLASS B
  2001*    $10.36        $0.25       $ 0.20            $(0.25)     $   --       $(0.25)         $10.56         4.39%     $ 72,499
  2000      10.29         0.49         0.08             (0.49)      (0.01)       (0.50)          10.36         5.78        77,743
  1999      10.76         0.49        (0.42)            (0.49)      (0.05)       (0.54)          10.29         0.68       104,869
  1998      10.58         0.52         0.22             (0.52)      (0.04)       (0.56)          10.76         7.24       101,029
  1997      10.48         0.53         0.29             (0.53)      (0.19)       (0.72)          10.58         8.08        98,079

---------------------------------
MASSACHUSETTS MUNICIPAL BOND FUND
---------------------------------
  CLASS A
  2001*    $ 9.86        $0.20       $ 0.26            $(0.20)     $   --       $(0.20)         $10.12         4.76%     $ 39,089
  2000       9.72         0.40         0.14             (0.40)         --        (0.40)           9.86         5.74        31,964
  1999      10.05         0.34        (0.33)            (0.34)         --        (0.34)           9.72         0.07        17,840
  1998 (4)  10.00           --         0.05                --          --           --           10.05         0.53         1,040

------------------------------
NEW JERSEY MUNICIPAL BOND FUND
------------------------------
  CLASS A
  2001*    $ 9.95        $0.20       $ 0.24            $(0.20)     $   --       $(0.20)         $10.19         4.50%     $ 70,548
  2000       9.86         0.39         0.09             (0.39)         --        (0.39)           9.95         4.99        57,272
  1999      10.05         0.32        (0.19)            (0.32)         --        (0.32)           9.86         1.29        24,513
  1998 (5)  10.00         0.01         0.05             (0.01)         --        (0.01)          10.05         0.58         1,105


                                                        RATIO OF
                                                           NET
                             RATIO                      INVESTMENT
                           OF EXPENSES    RATIO OF      INCOME TO
                           TO AVERAGE       NET          AVERAGE
               RATIO OF    NET ASSETS    INVESTMENT    NET ASSETS
               EXPENSES    EXCLUDING     INCOME TO      EXCLUDING    PORTFOLIO
              TO AVERAGE      FEE         AVERAGE          FEE       TURNOVER
              NET ASSETS    WAIVERS      NET ASSETS      WAIVERS       RATE
--------------------------------------------------------------------------------
--------------------------
PENNSYLVANIA TAX FREE FUND
--------------------------
  CLASS A
  2001*         0.35%        0.69%         3.86%          3.52%       N/A
  2000          0.35         0.69          3.68           3.34        N/A
  1999          0.35         0.69          3.04           2.70        N/A
  1998          0.35         0.68          3.36           3.03        N/A
  1997          0.35         0.71          3.33           2.97        N/A

--------------------------------
INTERMEDIATE-TERM MUNICIPAL FUND
--------------------------------
  CLASS A
  2001*        $0.60%        0.87%         4.22%          3.95%      21.45%
  2000          0.60         0.88          4.27           3.99       17.99
  1999          0.60         0.87          4.03           3.76       30.25
  1998          0.60         0.88          4.23           3.95        8.98
  1997          0.60         0.88          4.53           4.25       16.02

--------------------------------
PENNSYLVANIA MUNICIPAL BOND FUND
--------------------------------
  CLASS A
  2001*         0.60%        0.85%         4.70%          4.45%      15.96%
  2000          0.60         0.86          4.75           4.49       30.91
  1999          0.60         0.83          4.53           4.30       16.64
  1998 (3)      0.60         0.79          4.56           4.25       26.85
  CLASS B
  2001*         0.48%        0.90%         4.81%          4.39%      15.96%
  2000          0.48         0.91          4.83           4.40       30.91
  1999          0.48         0.87          4.61           4.22       16.64
  1998          0.48         0.86          4.87           4.49       26.85
  1997          0.48         0.86          5.08           4.70       34.48

---------------------------------
MASSACHUSETTS MUNICIPAL BOND FUND
---------------------------------
  CLASS A
  2001*         0.60%        0.87%         4.14%          3.87%      12.65%
  2000          0.60         0.88          4.19           3.91       24.62
  1999          0.60         0.93          3.57           3.24       13.76
  1998 (4)      0.60         0.87          1.13           0.86       11.35

------------------------------
NEW JERSEY MUNICIPAL BOND FUND
------------------------------
  CLASS A
  2001*         0.60%        0.87%         4.08%          3.81%      14.49%
  2000          0.60         0.88          4.02           3.74       83.16
  1999          0.60         0.91          3.26           2.95       25.41
  1998 (5)      0.60         0.87          2.93           2.66          --

 +  TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.
 * FOR THE SIX MONTH PERIOD ENDED FEBRUARY 28, 2001. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
(1) THE CALIFORNIA TAX EXEMPT FUND -- CLASS B COMMENCED OPERATIONS ON JANUARY 27, 1999. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
(2) THE CALIFORNIA TAX EXEMPT FUND -- CLASS C COMMENCED OPERATIONS ON JUNE 26, 2000. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
(3) THE PENNSYLVANIA MUNICIPAL BOND FUND--CLASS A COMMENCED OPERATIONS ON AUGUST 25, 1998. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
(4) THE MASSACHUSETTS MUNICIPAL BOND FUND--CLASS A COMMENCED OPERATIONS ON AUGUST 19, 1998. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
(5) THE NEW JERSEY MUNICIPAL BOND FUND--CLASS A COMMENCED OPERATIONS ON AUGUST 18, 1998. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED. AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

FINANCIAL HIGHLIGHTS
================================================================================
SEI TAX EXEMPT TRUST -- FOR THE SIX MONTH PERIOD ENDED FEBRUARY 28, 2001 (UNAUDITED) AND FOR THE YEARS ENDED AUGUST 31,

FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR





             NET                    NET REALIZED                 DISTRIBUTIONS
            ASSET                       AND          -------------------------------------        NET                      NET
            VALUE,       NET         UNREALIZED         NET         NET                       ASSET VALUE,             ASSETS, END
          BEGINNING   INVESTMENT   GAIN (LOSS) ON    INVESTMENT   REALIZED       TOTAL            END         TOTAL     OF PERIOD
          OF PERIOD     INCOME      INVESTMENTS        INCOME       GAIN     DISTRIBUTIONS     OF PERIOD     RETURN+      (000)
-----------------------------------------------------------------------------------------------------------------------------------
----------------------------
NEW YORK MUNICIPAL BOND FUND
----------------------------
  CLASS A
  2001*      $ 9.96     $0.20        $ 0.26            $(0.20)     $(0.01)      $(0.21)         $10.21         4.68%     $ 57,555
  2000         9.77      0.39          0.19             (0.39)         --        (0.39)           9.96         6.15        49,299
  1999        10.05      0.35         (0.28)            (0.35)         --        (0.35)           9.77         0.68        21,562
  1998 (1)    10.00        --          0.05                --          --           --           10.05         0.55         1,375

------------------------------
CALIFORNIA MUNICIPAL BOND FUND
------------------------------
  CLASS A
  2001*      $10.27     $0.21        $ 0.18            $(0.21)     $   --       $(0.21)         $10.45         3.84%     $214,304
  2000         9.96      0.40          0.31             (0.40)         --        (0.40)          10.27         7.39       172,328
  1999        10.07      0.33         (0.09)            (0.33)      (0.02)       (0.35)           9.96         2.40        64,469
  1998 (2)    10.00      0.01          0.07             (0.01)         --        (0.01)          10.07         0.78         2,158


                                                        RATIO OF
                                                           NET
                             RATIO                      INVESTMENT
                           OF EXPENSES    RATIO OF      INCOME TO
                           TO AVERAGE       NET          AVERAGE
               RATIO OF    NET ASSETS    INVESTMENT    NET ASSETS
               EXPENSES    EXCLUDING     INCOME TO      EXCLUDING    PORTFOLIO
              TO AVERAGE      FEE         AVERAGE          FEE       TURNOVER
              NET ASSETS    WAIVERS      NET ASSETS      WAIVERS       RATE
--------------------------------------------------------------------------------
----------------------------
NEW YORK MUNICIPAL BOND FUND
----------------------------
  CLASS A
  2001*         0.60%        0.86%         4.06%          3.80%      17.23%
  2000          0.60         0.88          4.10           3.82        2.97
  1999          0.60         0.92          3.60           3.28       17.85
  1998 (1)      0.60         0.87          2.27           2.00        0.92

------------------------------
CALIFORNIA MUNICIPAL BOND FUND
------------------------------
  CLASS A
  2001*         0.60%        0.88%         4.12%          3.84%      13.11%
  2000          0.60         0.87          4.12           3.85       37.16
  1999          0.60         0.90          3.43           3.13      105.21
  1998 (2)      0.60         0.87          2.73           2.46          --

 +  TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.
 * FOR THE SIX MONTH PERIOD ENDED FEBRUARY 28, 2001. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
(1) THE NEW YORK MUNICIPAL BOND FUND--CLASS A COMMENCED OPERATIONS ON AUGUST 18, 1998. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
(2) THE CALIFORNIA MUNICIPAL BOND FUND--CLASS A COMMENCED OPERATIONS ON AUGUST 19, 1998. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED. AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                       THIS PAGE LEFT BLANK INTENTIONALLY

NOTES TO FINANCIAL STATEMENTS
================================================================================
SEI TAX EXEMPT TRUST -- FEBRUARY 28, 2001 (UNAUDITED)



1.    ORGANIZATION
SEI Tax Exempt Trust (the "Trust"), was organized as a Massachusetts business trust under a Declaration of Trust dated March 15, 1982.
     The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with twelve funds: the Tax Free Fund, the California Tax Exempt Fund, the Institutional Tax Free Fund, the Massachusetts Tax Free Fund, the Pennsylvania Tax Free Fund, the Ohio Tax Free Fund, (collectively "the Money Market Funds"), the Intermediate-Term Municipal Fund, the Pennsylvania Municipal Bond Fund, the Massachusetts Municipal Bond Fund, the New Jersey Municipal Bond Fund, the New York Municipal Bond Fund, and the California Municipal Bond Fund (collectively "the Fixed Income Funds"). The Massachusetts Tax Free and the Ohio Tax Free Funds had not commenced operations as of February 28, 2001. The Trust is registered to offer three classes of shares: Class A, Class B and Class C. The Funds' prospectus provides a description of each Fund's investment objectives, policies and strategies. The assets of each fund are segregated and a shareholder's interest is limited to the fund in which shares are held.

2.    SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Funds.
     SECURITY VALUATION -- Investment securities of each Money Market Fund are stated at amortized cost which approximates market value. Under this valuation method, purchase discounts and premiums on securities are accreted and amortized ratably to maturity.
     The market value for each security for each Fixed Income Fund is obtained from an independent pricing service. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost.
     FEDERAL INCOME TAXES -- It is each Fund's intention to continue to qualify as a regulated investment company and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the accompanying financial statements.
     RECLASSIFICATION OF COMPONENTS OF NET ASSETS -- The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for the reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise.
     NET ASSET VALUE PER SHARE -- The net asset value per share of each Fund is calculated on each business day. In general, it is computed by dividing the assets of each Fund, less its liabilities, by the number of outstanding shares of the Fund.
     CLASSES -- Class-specific expenses are borne by that class. Income, expenses, and realized and unrealized gains/losses are allocated to the respective class on the basis of relative net asset value each day.
     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date of the security purchase or sale. Costs used in determining net realized capital gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recognized on the accrual basis. Purchase discounts and premiums on securities held by the Fixed Income Funds are accreted and amortized to maturity using the scientific interest method, which approximates the effective interest method.
     USES OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS -- The preparation of financial statements, in conformity with accounting principles generally accepted in the United States, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities

================================================================================



at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.
     DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared on a daily basis and are payable on the first business day of the following month for each Fund. Any net realized capital gain on sales of securities after capital loss carryovers is distributed to the shareholders of the Funds at least annually.
     ACCOUNTING STANDARDS ISSUED BUT NOT YET ADOPTED -- On November 21, 2000, the American Institute of Certified Public Accountants ("AICPA") issued the AICPA Audit and Accounting Guide "Audits of Investment Companies" (the "Guide"), effective for annual financial statements issued for fiscal years beginning after December 15, 2000. The Management of the Funds does not expect any material impact on results of operations or financial condition of the Fund upon adoption of the provisions of the Guide.

3.    TRANSACTIONS WITH AFFILIATES
The Trust and SEI Investments Fund Management (the "Manager") are parties to a Management Agreement dated May 23, 1986, under which the manager provides management, administrative and shareholder services to the Funds for an annual fee of .36% each of the average daily net assets of the Tax Free, Institutional Tax Free and Pennsylvania Tax Free Funds, .23% of the average daily net asset value of the California Tax Exempt Fund, .24% of the average daily net asset value of the Intermediate-Term Municipal, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond, and California Municipal Bond Funds, and .35% of the average daily net asset value of the Pennsylvania Municipal Bond Fund. However, the Manager has voluntarily agreed to waive a portion of its fee so that total expenses of each Fund will not exceed certain annual expense limitations.
     For the period September 1, 1995 to April 30, 1996, SEI Investments Distribution Co. ("the Distributor"), a wholly-owned subsidiary of SEI Investments and a registered broker-dealer, acted as the distributor of the shares of the Trust under distribution plans which provide for the Trust to reimburse certain distribution-related expenses incurred by the Distributor.
     Effective May 1, 1996, SEI Investments Distribution Co. continued to act as the distributor of the shares of the Trust under new Distribution Agreements. The Trust has adopted plans under which firms, including the Distributor, that provide shareholder and administrative services may receive compensation thereof. The Class A, Class B, and Class C shareholder servicing plans (the "Shareholder Servicing Plans") provide for servicing fees payable to the Distributor of up to .25% of the average daily net assets attributable to that particular class. However, the Distributor has voluntarily agreed to waive a portion of its fee so that total expenses of each Fund will not exceed certain annual expense limitations. In addition to the Shareholder Servicing Plans, the Class B and Class C shares have adopted administrative services plans that provide for administrative service fees payable to the Distributor of up to .05% and .25%, respectively, of the average daily nets assets attributable to that class.
     Certain officers of the Trust are also officers and/or Directors of the Manager. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim and committee meetings. Compensation of officers and affiliated Trustees is paid by the Manager.

4.    INVESTMENT ADVISORY
Weiss, Peck, & Greer L.L.C. ("WPG") acts as the Investment Adviser on behalf of the Tax Free, the California Tax Exempt, the Institutional Tax Free and the Pennsylvania Tax Free Funds. For its services, WPG receives a monthly fee equal to an annual rate of .05% of the combined daily net assets up to $500 million,
 .04% on the next $500 million and .03% of such assets in excess of $1 billion of the Tax Free, the California Tax Exempt, the Institutional Tax Free and the Pennsylvania Tax Free Funds. Prior to January 1, 1996, WPG also served

================================================================================
SEI TAX EXEMPT TRUST -- FEBRUARY 28, 2001 (UNAUDITED)



as the Investment Adviser on behalf of the Intermediate-Term Municipal Fund. For the period January 1, 1996 to April 15, 1996, Standish Ayer & Wood ("SAW") acted as the Investment Adviser on behalf of the Intermediate-Term Municipal Fund._Commencing April 16, 1996, SEI Investments Management Corporation ("SIMC") was appointed as the Investment Adviser of the Intermediate-Term Municipal Fund. For its services, SIMC is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .33% of the Fund's average daily net assets. Sub-Advisory services are provided to SIMC for the Intermediate-Term Municipal Fund by SAW pursuant to a sub-advisory agreement dated April 16, 1996. SIMC is responsible for the supervision of, and payment of fees to, SAW in connection with their services.
     SIMC acts as the Investment Adviser to the Pennsylvania, Massachusetts, New Jersey, New York, and California Municipal Bond Funds. For its services, SIMC receives a monthly fee equal to an annual rate of
 .33% of the average daily net assets of the Funds.
     Deutsche Asset Management, Inc. ("DAM") acts as the Investment Sub-Adviser of the Pennsylvania Municipal Bond Fund. For its services, DAM receives a monthly fee equal to an annual rate of .20% of the average daily net assets of the Fund.
     Van Kampen Management Inc. ("Van Kampen"), acts as Investment Sub-Adviser on behalf of the New Jersey and the California Municipal Bond Funds and is party to an investment sub-advisory agreement with the Trust and SIMC dated June 25, 1998.
     SAW acts as an Investment Sub-Adviser on behalf of the New York and Massachusetts Municipal Bond Funds and is party to an investment sub-advisory agreement with the Trust and SIMC dated June 25, 1998.
     SIMC is responsible for the supervision of, and payment of fees, to DAM, Van Kampen and SAW in connection with their services to these Funds.

     5.  INVESTMENT TRANSACTIONS
The cost of security purchases and the proceeds from the sale of securities, other than short-term investments for the period ended February 28, 2001, were as follows:

                   Intermediate-
                       Term        Pennsylvania     Massachusetts
                     Municipal       Municipal        Municipal
                       Fund          Bond Fund        Bond Fund
                       (000)           (000)            (000)
                   -------------   ------------     -------------
Purchases .......    $270,075        $18,621           $9,084
Sales ...........     184,889         18,925            4,132

                    New Jersey       New York        California
                     Municipal       Municipal        Municipal
                     Bond Fund       Bond Fund        Bond Fund
                       (000)           (000)            (000)
                   -------------   ------------     -------------
Purchases .......    $23,801         $13,971          $51,317
Sales ...........      8,483           6,552           23,932

     Subsequent to October 31, 1999, the Funds recognized net capital losses for tax purposes that have been deferred and can be used to offset future capital gains at August 31, 2000. The Funds also had capital loss carryforwards at August 31, 2000, as follows:

              TOTAL
             CAPITAL
              LOSS
            CARRYOVER
            AUGUST 31,   EXPIRES   EXPIRES   EXPIRES  EXPIRES   EXPIRES   EXPIRES   EXPIRES
FUND           2000        2002      2003      2004     2005      2006      2007      2008
----        ----------   -------   -------   -------  -------   -------   -------   -------
Tax Free
 Fund        $ 46,020    $17,406    $   93    $  --   $ 2,889    $1,360    $6,831    $17,441
California
 Tax Exempt
 Fund           8,286         --        --       --     6,636        --     1,650         --
Institutional
 Tax Free
 Fund          42,432         --        --       --     4,407         1    15,277     22,747
Pennsylvania
 Tax Free
 Fund          19,990         --        --       --    11,751        --     3,870      4,369
Intermediate-
 Term Muni-
 cipal Fund   657,644         --        --       --        --        --        --    657,644
Pennsylvania
 Municipal
 Bond Fund     28,672         --        --       --        --        --        --     28,672
Massachusetts
 Municipal
 Bond Fund    130,026         --        --       --        --        --        --    130,026
New Jersey
  Municipal
  Bond Fund   103,164         --        --       --        --        --       945    102,219
California
 Municipal
 Bond Fund     75,565         --        --       --        --        --        --     75,565


================================================================================

     For tax purposes, the losses in the Funds can be carried forward for a maximum of eight years to offset any net realized capital gains.

     The aggregate gross unrealized appreciation on securities in which there was an excess of market value over cost, the aggregate gross unrealized depreciation on securities in which there was an excess of cost over market value and the net unrealized appreciation (depreciation) at February 28, 2001, for each Fund are as follows:

                     Intermediate-
                         Term         Pennsylvania      Massachusetts
                       Municipal        Municipal         Municipal
                         Fund           Bond Fund         Bond Fund
                        (000)             (000)             (000)
                     -------------    ------------      -------------
Aggregate gross
   unrealized
   appreciation        $26,800           $3,839            $1,209
Aggregate gross
   unrealized
   depreciation         (1,673)            (284)              (59)
                       -------           ------            ------
Net unrealized
   appreciation        $25,127           $3,555            $1,150
                       =======           ======            ======

                      New Jersey       New York          California
                       Municipal       Municipal          Municipal
                       Bond Fund       Bond Fund          Bond Fund
                         (000)           (000)              (000)
                     -------------    ------------      -------------
Aggregate gross
   unrealized
   appreciation         $2,118           $1,689            $7,832
Aggregate gross
   unrealized
   depreciation            (24)             (25)             (114)
                        ------           ------            ------
Net unrealized
   appreciation         $2,094           $1,664            $7,718
                        ======           ======            ======


6.    CONCENTRATION OF CREDIT RISK
The Funds invest in debt instruments of muni- cipal issuers. The issuers' abilities to meet their obligations may be affected by economic developments in a specific state or region.
     The Trust invests in securities which include revenue bonds, tax exempt commercial paper, tax and revenue anticipation notes, and general obligation bonds.
     Many municipalities insure their obligations with insurance underwritten by insurance companies which undertake to pay a holder, when due, the interest and principal amount of an obligation if the issuer defaults on its obligation. Although bond insurance reduces the risk of loss due to default by an issuer, there is no assurance that the insurance company will meet its obligations. Also, some of the securities have credit enhancements (letters of credit or guarantees issued by third party domestic or foreign banks or other institutions).

NOTES TO FINANCIAL STATEMENTS (concluded)
================================================================================
SEI TAX EXEMPT TRUST -- FEBRUARY 28, 2001 (UNAUDITED)


9.    SHARE TRANSACTIONS (000):

                                                   ------------------------      -------------------     ------------------------
                                                                                     CALIFORNIA                INSTITUTIONAL
                                                           TAX FREE                  TAX EXEMPT                  TAX FREE
                                                             FUND                       FUND                       FUND
                                                   ------------------------      -------------------     ------------------------
                                                      2001          2000          2001        2000          2001           2000
                                                   ----------    ----------      -------    --------     ----------     ---------
SHARES ISSUED AND REDEEMED:
   Class A:
   Shares Issued                                    3,316,166     6,356,086       50,792     116,867      2,326,547     4,787,413
   Shares Issued in Lieu of Cash Distributions          6,302        10,586          141         140          2,722         3,733
   Shares Redeemed                                 (3,168,928)   (6,124,799)     (47,429)   (117,012)    (2,137,402)   (4,821,331)
                                                   ----------    ----------      -------    --------     ----------     ---------
   Total Class A Transactions                         153,540       241,873        3,504          (5)       191,867       (30,185)
                                                   ----------    ----------      -------    --------     ----------     ---------
   Class B:
   Shares Issued                                           --            --        8,285         661        334,968       263,090
   Shares Issued in Lieu of Cash Distributions             --            --           15          --            869           726
   Shares Redeemed                                         --            --       (1,712)       (572)      (271,385)     (206,492)
                                                   ----------    ----------      -------    --------     ----------     ---------
   Total Class B Transactions                              --            --        6,588          89         64,452        57,324
                                                   ----------    ----------      -------    --------     ----------     ---------
   Class C:
   Shares Issued                                           --            --        9,486       2,716        210,013       264,667
   Shares Issued in Lieu of Cash Distributions             --            --           --          --             --            --
   Shares Redeemed                                         --            --       (5,929)       (778)      (199,242)     (248,627)
                                                   ----------    ----------      -------    --------     ----------     ---------
   Total Class C Transactions                              --            --        3,557       1,938         10,771        16,039
                                                   ----------    ----------      -------    --------     ----------     ---------
   Increase (Decrease) in Capital Shares              153,540       241,873       13,649       2,022        267,090        43,179
                                                   ==========    ==========      =======    ========     ==========     =========

                                                   ---------------------     -------------------     -----------------
                                                                                                       PENNSYLVANIA
                                                        PENNSYLVANIA          INTERMEDIATE-TERM          MUNICIPAL
                                                        TAX FREE FUND           MUNICIPAL FUND           BOND FUND
                                                   ---------------------     -------------------     -----------------
                                                    2001         2000         2001         2000       2001       2000
                                                   -------      --------     -------     -------     ------     ------
SHARES ISSUED AND REDEEMED:
   Class A:
   Shares Issued                                    55,741       216,964      21,142      40,955      1,431      3,142
   Shares Issued in Lieu of Cash Distributions         815           998       1,454       2,490        102        134
   Shares Redeemed                                 (84,163)     (182,491)    (14,292)    (26,081)      (661)      (841)
                                                   -------      --------     -------     -------     ------     ------
   Total Class A Transactions                      (27,607)       35,471       8,304      17,364        872      2,435
                                                   -------      --------     -------     -------     ------     ------
   Class B:
   Shares Issued                                        --            --          --          --        661      1,696
   Shares Issued in Lieu of Cash Distributions          --            --          --          --         36         68
   Shares Redeemed                                      --            --          --          --     (1,332)    (4,454)
                                                   -------      --------     -------     -------     ------     ------
   Total Class B Transactions                           --            --          --          --       (635)    (2,690)
                                                   -------      --------     -------     -------     ------     ------
   Class C:
   Shares Issued                                        --            --          --          --         --         --
   Shares Issued in Lieu of Cash Distributions          --            --          --          --         --         --
   Shares Redeemed                                      --            --          --          --         --         --
                                                   -------      --------     -------     -------     ------     ------
   Total Class C Transactions                           --            --          --          --         --         --
                                                   -------      --------     -------     -------     ------     ------
   Increase (Decrease) in Capital Shares           (27,607)       35,471       8,304      17,364        237       (255)
                                                   =======      ========     =======     =======     ======     ======

                                                   ----------------     ----------------     -----------------     ----------------
                                                     MASSACHUSETTS         NEW JERSEY             NEW YORK            CALIFORNIA
                                                       MUNICIPAL           MUNICIPAL              MUNICIPAL            MUNICIPAL
                                                      BOND FUND            BOND FUND              BOND FUND            BOND FUND
                                                   ----------------     ----------------     -----------------     ----------------
                                                    2001      2000      2001       2000       2001       2000       2001      2000
                                                   -----     ------     -----     ------     ------     ------     ------    ------
SHARES ISSUED AND REDEEMED:
   Class A:
   Shares Issued                                   1,054      2,703     2,023      4,953      1,588      3,901      6,794    12,655
   Shares Issued in Lieu of Cash Distributions        69        102       121        158        109        137        374       463
   Shares Redeemed                                  (503)    (1,397)     (979)    (1,838)    (1,006)    (1,295)    (3,450)   (2,813)
                                                   -----     ------     -----     ------     ------     ------     ------    ------
   Total Class A Transactions                        620      1,408     1,165      3,273        691      2,743      3,718    10,305
                                                   -----     ------     -----     ------     ------     ------     ------    ------
   Class B:
   Shares Issued                                      --         --        --         --         --         --         --        --
   Shares Issued in Lieu of Cash Distributions        --         --        --         --         --         --         --        --
   Shares Redeemed                                    --         --        --         --         --         --         --        --
                                                   -----     ------     -----     ------     ------     ------     ------    ------
   Total Class B Transactions                         --         --        --         --         --         --         --        --
                                                   -----     ------     -----     ------     ------     ------     ------    ------
   Class C:
   Shares Issued                                      --         --        --         --         --         --         --        --
   Shares Issued in Lieu of Cash Distributions        --         --        --         --         --         --         --        --
   Shares Redeemed                                    --         --        --         --         --         --         --        --
                                                   -----     ------     -----     ------     ------     ------     ------    ------
   Total Class C Transactions                         --         --        --         --         --         --         --        --
                                                   -----     ------     -----     ------     ------     ------     ------    ------
   Increase (Decrease) in Capital Shares             620      1,408     1,165      3,273        691      2,743      3,718    10,305
                                                   =====     ======     =====     ======     ======     ======     ======    ======

   AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.


86 & 87

                                      NOTES
================================================================================

--------------------------
SEI TAX EXEMPT TRUST
--------------------------
SEMI-ANNUAL REPORT
--------------------------
FEBRUARY 28, 2001


Robert A. Nesher
CHAIRMAN


TRUSTEES
William M. Doran
F. Wendell Gooch
Rosemarie B. Greco
James M. Storey
George J. Sullivan, Jr.


OFFICERS
Edward D. Loughlin
PRESIDENT AND CHIEF EXECUTIVE OFFICER

James Foggo
CONTROLLER, CHIEF FINANCIAL OFFICER

Todd Cipperman
SENIOR VICE PRESIDENT, ASSISTANT SECRETARY

Robert S. Ludwig
VICE PRESIDENT, ASSISTANT SECRETARY

Cynthia M. Parrish
VICE PRESIDENT, ASSISTANT SECRETARY

Kevin P. Robins
VICE PRESIDENT, ASSISTANT SECRETARY

Timothy D. Barto
VICE PRESIDENT, ASSISTANT SECRETARY

Christine McCullough
VICE PRESIDENT, ASSISTANT SECRETARY

Lydia Gavalis
VICE PRESIDENT, ASSISTANT SECRETARY

William E. Zitelli, Jr.
VICE PRESIDENT, ASSISTANT SECRETARY

Richard W. Grant
SECRETARY

INVESTMENT ADVISERS

SEI Investments Management Corporation:
INTERMEDIATE-TERM MUNICIPAL FUND
PENNSYLVANIA MUNICIPAL BOND FUND
MASSACHUSETTS MUNICIPAL BOND FUND
NEW JERSEY MUNICIPAL BOND FUND
NEW YORK MUNICIPAL BOND FUND
CALIFORNIA MUNICIPAL BOND FUND

Weiss, Peck & Greer L.L.C.:
TAX FREE FUND
CALIFORNIA TAX EXEMPT FUND
INSTITUTIONAL TAX FREE FUND
PENNSYLVANIA TAX FREE FUND


SUB-ADVISERS
Deutsche Asset Management, Inc.
PENNSYLVANIA MUNICIPAL BOND FUND

Standish, Ayer & Wood, Inc.
INTERMEDIATE-TERM MUNICIPAL FUND
MASSACHUSETTS MUNICIPAL BOND FUND
NEW YORK MUNICIPAL BOND FUND

Van Kampen Management Inc.
CALIFORNIA MUNICIPAL BOND FUND
NEW JERSEY MUNICIPAL BOND FUND


MANAGER AND SHAREHOLDER SERVICING AGENT
SEI Investments Fund Management


DISTRIBUTOR
SEI Investments Distribution Co.


LEGAL COUNSEL
Morgan, Lewis & Bockius LLP


INDEPENDENT PUBLIC ACCOUNTANTS
Arthur Andersen LLP





THIS SEMI-ANNUAL REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE TRUST AND MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. SHARES OF THE SEI FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION
(FDIC), THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THE SHARES INVOLVES RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. SEI INVESTMENTS DISTRIBUTION CO., THE DISTRIBUTOR OF THE SEI FUNDS, IS NOT AFFILIATED WITH ANY BANK.

FOR MORE INFORMATION CALL 1(BULLET)800(BULLET)DIAL(BULLET)SEI/1(BULLET) 800(BULLET)342(BULLET)5734

[SEI Logo Omitted]
      INVESTMENTS
      DISTRIBUTION
      CO.
Oaks, PA 19456
800-DIAL-SEI/800-342-5734



SEI-F-090 (2/01)